                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number        811-10263
                                                    ------------------------

                                 AB Funds Trust
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Rodney R. Miller, Esq.
                Annuity Board of the Southern Baptist Convention
                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 214-720-1171
                                                            ------------

                      Date of fiscal year end: December 31
                                               -------------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investment are attached herewith.


FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                     SHARES                  VALUE
--------------                                                                  -----------             -------------
AFFILIATED MUTUAL FUNDS - 99.0%

     AB Funds Trust - Equity Index Fund (GS4 Class)(Infinity)                       210,555             $   3,389,928
     AB Funds Trust - Growth Equity Fund (GS4 Class)(Infinity)                    1,254,238                19,277,646
     AB Funds Trust - International Equity Fund (GS4 Class)(Infinity)             1,037,120                15,743,481
     AB Funds Trust - Low-Duration Bond Fund (GS4 Class)(Infinity)               15,085,040               192,635,963
     AB Funds Trust - Money Market Fund (GS4 Class)(Infinity)                     2,268,034                 2,268,034
     AB Funds Trust - Small Cap Equity Fund (GS4 Class)(Infinity)                   304,086                 4,813,681
     AB Funds Trust - Value Equity Fund (GS4 Class)(Infinity)                     1,176,440                20,799,452
                                                                                                        -------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $217,614,461)                                                                                    258,928,185
                                                                                                        -------------

                                                                                    PAR
                                                                                -----------
U.S. TREASURY OBLIGATIONS - 1.0%

     U.S. Treasury Bill
        2.81%, 07/14/05++++                                                     $    90,000                    89,289
     U.S. Treasury Note
        2.88%, 11/30/06                                                           2,565,000                 2,530,934
                                                                                                        -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $2,634,524)                                                                                        2,620,223
                                                                                                        -------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $220,248,985)                                                                                    261,548,408
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                                 (13,582)
                                                                                                        -------------
NET ASSETS -- 100.0%                                                                                    $ 261,534,826
                                                                                                        =============

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                       SHARES                   VALUE
--------------                                                                  -------------            --------------
AFFILIATED MUTUAL FUNDS - 99.2%

     AB Funds Trust - Equity Index Fund (GS4 Class)(Infinity)                       1,712,108            $   27,564,938
     AB Funds Trust - Extended-Duration Bond Fund (GS4 Class)(Infinity)             8,096,871               119,752,725
     AB Funds Trust - Growth Equity Fund (GS4 Class)(Infinity)                     11,617,556               178,561,833
     AB Funds Trust - International Equity Fund (GS4 Class)(Infinity)              10,925,245               165,845,221
     AB Funds Trust - Low-Duration Bond Fund (GS4 Class)(Infinity)                 14,229,925               181,716,137
     AB Funds Trust - Medium-Duration Bond Fund (GS4 Class)(Infinity)              20,590,349               278,175,619
     AB Funds Trust - Money Market Fund (GS4 Class)(Infinity)                      14,847,014                14,847,014
     AB Funds Trust - Small Cap Equity Fund (GS4 Class)(Infinity)                   2,766,655                43,796,156
     AB Funds Trust - Value Equity Fund (GS4 Class)(Infinity)                      10,024,702               177,236,726
                                                                                                         --------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $1,002,902,078)                                                                                  1,187,496,369
                                                                                                         --------------

                                                                                    PAR
                                                                                -------------
U.S. TREASURY OBLIGATIONS - 0.8%

     U.S. Treasury Bill
        2.81%, 07/14/05++++                                                     $     805,000                   798,642
     U.S. Treasury Note
        6.50%, 02/15/10                                                             8,275,000                 9,114,466
                                                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $10,084,473)                                                                                         9,913,108
                                                                                                         --------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $1,012,986,551)                                                                                  1,197,409,477
OTHER ASSETS LESS LIABILITIES -- 0.0%                                                                             3,370
                                                                                                         --------------
NET ASSETS -- 100.0%                                                                                     $1,197,412,847
                                                                                                         ==============

CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                     SHARES                     VALUE
--------------                                                                  -------------            ---------------
AFFILIATED MUTUAL FUNDS - 99.6%

     AB Funds Trust - Equity Index Fund (GS4 Class)(Infinity)                       2,126,886            $    34,242,868
     AB Funds Trust - Extended-Duration Bond Fund (GS4 Class)(Infinity)             3,278,923                 48,495,268
     AB Funds Trust - Growth Equity Fund (GS4 Class)(Infinity)                     14,227,261                218,673,006
     AB Funds Trust - International Equity Fund (GS4 Class)(Infinity)              12,618,862                191,554,325
     AB Funds Trust - Low-Duration Bond Fund (GS4 Class)(Infinity)                  5,713,883                 72,966,291
     AB Funds Trust - Medium-Duration Bond Fund (GS4 Class)(Infinity)               8,156,630                110,196,074
     AB Funds Trust - Money Market Fund (GS4 Class)(Infinity)                      13,915,382                 13,915,382
     AB Funds Trust - Small Cap Equity Fund (GS4 Class)(Infinity)                   3,395,449                 53,749,957
     AB Funds Trust - Value Equity Fund (GS4 Class)(Infinity)                      12,366,812                218,645,229
                                                                                                         ---------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $803,622,639)                                                                                       962,438,400
                                                                                                         ---------------

                                                                                     PAR
                                                                                -------------
U.S. TREASURY OBLIGATIONS - 0.4%

     U.S. Treasury Bill
        2.81%, 07/14/05++++                                                     $     910,000                    902,813
     U.S. Treasury Note
        6.50%, 02/15/10                                                             3,055,000                  3,364,917
                                                                                                         ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $4,326,159)                                                                                           4,267,730
                                                                                                         ---------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $807,948,798)                                                                                       966,706,130

LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                                    (88,531)
                                                                                                         ---------------
NET ASSETS -- 100.0%                                                                                     $   966,617,599
                                                                                                         ===============

GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                      SHARES                  VALUE
--------------                                                                  -------------            -------------
AFFILIATED MUTUAL FUNDS - 99.9%

     AB Funds Trust - Equity Index Fund (GS4 Class)(Infinity)                       2,578,943            $  41,520,976
     AB Funds Trust - Growth Equity Fund (GS4 Class)(Infinity)                     16,949,935              260,520,507
     AB Funds Trust - International Equity Fund (GS4 Class)(Infinity)              14,490,841              219,970,972
     AB Funds Trust - Money Market Fund (GS4 Class)(Infinity)                      17,310,626               17,310,626
     AB Funds Trust - Small Cap Equity Fund (GS4 Class)(Infinity)                   4,084,073               64,650,875
     AB Funds Trust - Value Equity Fund (GS4 Class)(Infinity)                      14,840,704              262,383,639
                                                                                                         -------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $706,189,772)                                                                                     866,357,595
                                                                                                         -------------

                                                                                    PAR
                                                                                -------------
U.S. TREASURY OBLIGATION - 0.1%

     U.S. Treasury Bill
       2.81%, 07/14/05++++
       (Cost $1,284,506)                                                        $   1,295,000                1,284,772
                                                                                                         -------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $707,474,278)                                                                                     867,642,367

LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                                 (102,651)
                                                                                                         -------------
NET ASSETS -- 100.0%                                                                                     $ 867,539,716
                                                                                                         =============

FLEXIBLE INCOME FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                      SHARES                   VALUE
--------------                                                                  ------------             -------------
AFFILIATED MUTUAL FUNDS - 98.9%

     AB Funds Trust - Equity Index Fund (GS2 Class)(Infinity)                         68,864             $     658,339
     AB Funds Trust - Growth Equity Fund (GS2 Class)(Infinity)                       386,306                 3,743,305
     AB Funds Trust - International Equity Fund (GS2 Class)(Infinity)                236,567                 3,058,810
     AB Funds Trust - Low-Duration Bond Fund (GS2 Class)(Infinity)                 4,052,654                37,405,995
     AB Funds Trust - Money Market Fund (GS2 Class)(Infinity)                        405,146                   405,146
     AB Funds Trust - Small Cap Equity Fund (GS2 Class)(Infinity)                     77,880                   936,121
     AB Funds Trust - Value Equity Fund (GS2 Class)(Infinity)                        354,233                 4,041,797
                                                                                                         -------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $50,452,854)                                                                                       50,249,513
                                                                                                         -------------

                                                                                     PAR
                                                                                ------------
U.S. TREASURY OBLIGATIONS - 1.1%

     U.S. Treasury Bill
        2.81%, 07/14/05++++                                                     $     20,000                    19,842
     U.S. Treasury Note
        2.88%, 11/30/06                                                              535,000                   527,895
                                                                                                         -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $549,946)                                                                                             547,737
                                                                                                         -------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $51,002,800)                                                                                       50,797,250

LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                                  (11,181)
                                                                                                         -------------
NET ASSETS -- 100.0%                                                                                     $  50,786,069
                                                                                                         =============

GROWTH & INCOME FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                     SHARES                   VALUE
--------------                                                                  ------------             -------------
AFFILIATED MUTUAL FUNDS - 99.1%

     AB Funds Trust - Equity Index Fund (GS2 Class)(Infinity)                        517,150             $   4,943,957
     AB Funds Trust - Extended-Duration Bond Fund(GS2 Class)(Infinity)             2,452,682                21,510,020
     AB Funds Trust - Growth Equity Fund (GS2 Class)(Infinity)                     3,304,935                32,024,820
     AB Funds Trust - International Equity Fund(GS2 Class)(Infinity)               2,303,865                29,788,971
     AB Funds Trust - Low-Duration Bond Fund (GS2 Class)(Infinity)                 3,532,606                32,605,954
     AB Funds Trust - Medium-Duration Bond Fund (GS2 Class)(Infinity)              5,579,925                49,940,325
     AB Funds Trust - Money Market Fund (GS2 Class)(Infinity)                      2,776,731                 2,776,731
     AB Funds Trust - Small Cap Equity Fund (GS2 Class)(Infinity)                    654,364                 7,865,451
     AB Funds Trust - Value Equity Fund (GS2 Class)(Infinity)                      2,787,946                31,810,459
                                                                                                         -------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $209,338,410)                                                                                     213,266,688
                                                                                                         -------------


                                                                                    PAR
                                                                                ------------
U.S. TREASURY OBLIGATIONS - 0.9%

     U.S. Treasury Bill
        2.81%, 07/14/05++++                                                     $    155,000                   153,776
     U.S. Treasury Note
        6.50%, 02/15/10                                                            1,555,000                 1,712,748
                                                                                                         -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,890,381)                                                                                         1,866,524
                                                                                                         -------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $211,228,791)                                                                                     215,133,212
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                                  (25,672)
                                                                                                         -------------
NET ASSETS -- 100.0%                                                                                     $ 215,107,540
                                                                                                         =============

CAPITAL OPPORTUNITIES FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                     SHARES                   VALUE
--------------                                                                  ------------             -------------
AFFILIATED MUTUAL FUNDS - 99.5%

     AB Funds Trust - Equity Index Fund (GS2 Class)(Infinity)                        519,896             $   4,970,205
     AB Funds Trust - Extended-Duration Bond Fund (GS2 Class)(Infinity)              803,670                 7,048,182
     AB Funds Trust - Growth Equity Fund (GS2 Class)(Infinity)                     3,275,198                31,736,668
     AB Funds Trust - International Equity Fund (GS2 Class)(Infinity)              2,153,366                27,843,019
     AB Funds Trust - Low-Duration Bond Fund (GS2 Class)(Infinity)                 1,147,818                10,594,358
     AB Funds Trust - Medium-Duration Bond Fund (GS2 Class)(Infinity)              1,788,635                16,008,282
     AB Funds Trust - Money Market Fund (GS2 Class)(Infinity)                      2,156,128                 2,156,128
     AB Funds Trust - Small Cap Equity Fund (GS2 Class)(Infinity)                    649,939                 7,812,269
     AB Funds Trust - Value Equity Fund (GS2 Class)(Infinity)                      2,783,182                31,756,108
                                                                                                         -------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $132,344,735)                                                                                     139,925,219
                                                                                                         -------------

                                                                                    PAR
                                                                                ------------
U.S. TREASURY OBLIGATIONS - 0.5%

     U.S. Treasury Bill
        2.81%, 07/14/05++++                                                     $    185,000                   183,539
     U.S. Treasury Notes
        6.50%, 02/15/10                                                              475,000                   523,187
                                                                                                         -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $712,989)                                                                                             706,726
                                                                                                         -------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $133,057,724)                                                                                     140,631,945
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                                  (62,268)
                                                                                                         -------------
NET ASSETS -- 100.0%                                                                                     $ 140,569,677
                                                                                                         =============

GLOBAL EQUITY FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                     SHARES                    VALUE
--------------                                                                  ------------             -------------
AFFILIATED MUTUAL FUNDS - 99.8%

     AB Funds Trust - Equity Index Fund (GS2 Class)(Infinity)                        545,259             $   5,212,675
     AB Funds Trust - Growth Equity Fund (GS2 Class)(Infinity)                     3,375,477                32,708,375
     AB Funds Trust - International Equity Fund (GS2 Class)(Infinity)              2,137,741                27,640,995
     AB Funds Trust - Money Market Fund (GS2 Class)(Infinity)                      2,328,314                 2,328,314
     AB Funds Trust - Small Cap Equity Fund (GS2 Class)(Infinity)                    675,958                 8,125,013
     AB Funds Trust - Value Equity Fund (GS2 Class)(Infinity)                      2,889,378                32,967,807
                                                                                                         -------------
TOTAL AFFILIATED MUTUAL FUNDS
   (Cost $104,697,780)                                                                                     108,983,179
                                                                                                         -------------


                                                                                    PAR
                                                                                ------------
U.S. TREASURY OBLIGATION - 0.2%

     U.S. Treasury Bill 2.81%, 07/14/05++++
       (Cost $233,096)                                                          $    235,000                   233,144
                                                                                                         -------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $104,930,876)                                                                                     109,216,323
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                                  (23,628)
                                                                                                         -------------
NET ASSETS -- 100.0%                                                                                     $ 109,192,695
                                                                                                         =============

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                     PAR                      VALUE
--------------                                                                  -----------              ------------
AGENCY OBLIGATION - 1.0%

     Federal Home Loan Bank
        1.43%, 04/04/05
     (Cost $8,000,000)                                                          $ 8,000,000              $  8,000,000
                                                                                                         ------------

CERTIFICATES OF DEPOSIT - 25.2%
     Banco Santander Puerto Rico
        2.81%, 04/18/05                                                          30,000,000                30,000,000
     Bank of New York
        2.78%, 04/20/05++                                                         1,065,000                 1,064,986
     Barclays Bank PLC NY
        2.79%, 04/25/05                                                          14,000,000                14,000,000
     Citibank NA
        2.70%, 05/04/05                                                          26,000,000                26,000,000
     Credit Suisse First Boston NY
        2.79%, 04/28/05                                                          10,000,000                10,000,000
        2.76%, 05/03/05                                                          30,000,000                30,000,000
     DEPFA Bank PLC NY
        2.49%, 11/01/05                                                           8,700,000                 8,700,000
     Eurohypo AG NY
        2.83%, 05/02/05                                                           5,000,000                 5,000,000
        2.72%, 05/03/05                                                          25,000,000                25,000,000
     Societe Generale, Inc. NY
        1.44%, 05/09/05                                                          10,000,000                 9,999,844
     Washington Mutual Bank FA
        2.81%, 05/03/05                                                          43,500,000                43,500,000
                                                                                                         ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $203,264,830)                                                                                    203,264,830
                                                                                                         ------------

COMMERCIAL PAPER - 55.2%

     Barclays US Funding Corporation
        2.74%, 05/03/05                                                          17,000,000                16,958,596
        2.93%, 06/14/05                                                          12,000,000                11,927,727
     BP Capital Markets PLC
        2.83%, 04/01/05                                                          15,085,000                15,085,000
     Citigroup Global Markets Holdings, Inc.
        2.68%, 04/04/05                                                          10,000,000                10,000,000
        2.77%, 04/28/05                                                           7,000,000                 6,985,458
     Countrywide Home Loans, Inc.
        2.81%, 04/28/05                                                          20,000,000                19,957,850
     Galaxy Funding, Inc.
        2.73%, 04/26/05                                                          26,000,000                25,950,708
     Goldman Sachs Group, Inc.
        2.78%, 04/29/05                                                          40,000,000                39,913,511
     Greenwich Capital Holdings, Inc.
        2.81%, 04/25/05                                                          33,700,000                33,700,000
     Lake Constance Funding LLC
        2.80%, 04/25/05                                                          25,000,000                24,953,333
     Lehman Brothers Holdings, Inc.
        2.94%, 04/01/05                                                           6,000,000                 6,000,000

     Lexington Parker Capital
        2.93%, 06/06/05                                                          10,000,000                 9,946,283
     Lockhart Funding LLC
        2.77%, 04/25/05                                                          12,000,000                11,977,840
        2.71%, 05/04/05                                                          15,000,000                14,962,738
        2.96%, 06/06/05                                                          13,500,000                13,426,740
     MBNA Credit Card Master Note Trust
        2.70%, 04/26/05                                                           8,000,000                 7,985,000
     National Rural Utilities Cooperative Finance
     Corporation
        2.79%, 04/21/05                                                          42,000,000                41,934,900
     Park Granada LLC
        2.88%, 04/01/05                                                          20,000,000                20,000,000
     Prudential Funding LLC
        2.80%, 05/03/05                                                          43,000,000                42,892,977
     SBC Communications, Inc.
        2.75%, 04/26/05                                                          10,000,000                 9,980,903
     Scaldis Capital LLC
        2.79%, 04/20/05                                                          22,000,000                21,967,605
     Thunder Bay Funding LLC
        2.94%, 06/14/05                                                          13,500,000                13,418,415
     Victory Receivables Corporation
        2.80%, 04/18/05                                                          25,000,000                24,966,944
                                                                                                        -------------
TOTAL COMMERCIAL PAPER
   (Cost $444,892,528)                                                                                    444,892,528
                                                                                                        -------------

MASTER NOTES - 8.3%

     Merrill Lynch Mortgage Capital, Inc.
        2.97%, 04/01/05++                                                        30,000,000                30,000,000
     Morgan Stanley Mortgage Capital
        3.04%, 04/01/05++                                                        37,000,000                37,000,000
                                                                                                        -------------
TOTAL MASTER NOTES
   (Cost $67,000,000)                                                                                      67,000,000
                                                                                                        -------------

VARIABLE RATE OBLIGATIONS - 10.4%

     Bear Stearns Cos., Inc. (The)
        2.86%, 04/28/05++                                                        10,000,000                10,000,000
        3.20%, 06/20/05++                                                        18,120,000                18,127,174
     General Electric Capital Corporation
        2.93%, 04/18/05++                                                         2,240,000                 2,242,945
     Metropolitan Life Global Funding I
        2.71%, 04/08/05 144A++                                                   25,000,000                25,000,760
        2.89%, 04/29/05 144A++                                                   10,000,000                10,000,000
     Racers Trust
        2.85%, 04/22/05 144A++                                                    8,600,000                 8,600,000
     Shipley Group LP
        2.75%, 04/07/05++                                                         1,500,000                 1,500,000
     Westpac Banking Corporation
        2.99%, 06/13/05++                                                         8,250,000                 8,250,000
                                                                                                        -------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $83,720,879)                                                                                      83,720,879
                                                                                                        -------------

TOTAL INVESTMENTS -- 100.1%
   (Cost $806,878,237)                                                                                    806,878,237
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                                              (851,067)
                                                                                                        -------------
NET ASSETS -- 100.0%                                                                                    $ 806,027,170
                                                                                                        =============

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                     PAR                      VALUE
--------------                                                                  -----------             -------------
AGENCY OBLIGATIONS - 15.8%

     Federal Home Loan Bank
        1.70%, 12/30/05                                                         $ 3,825,000             $   3,773,267
     Federal Home Loan Mortgage Corporation
        2.82%, 06/07/05                                                           9,400,000                 9,350,575
        2.72%, 06/15/05                                                           9,400,000                 9,344,681
        5.25%, 01/15/06                                                           9,575,000                 9,698,000
        3.88%, 11/10/08                                                           5,300,000                 5,227,750
     Federal National Mortgage Association
        2.62%, 05/04/05                                                           9,400,000                 9,377,883
        2.65%, 05/11/05                                                           3,600,000                 3,589,541
        2.81%, 05/23/05                                                          68,000,000                67,723,996
        3.01%, 08/01/05                                                           2,400,000                 2,375,234
        2.38%, 12/15/05                                                           2,755,000                 2,732,748
        2.75%, 05/10/06                                                           3,775,000                 3,733,222
        2.77%, 12/29/06                                                           1,505,000                 1,475,437
        2.71%, 01/30/07                                                           7,500,000                 7,335,540
     Small Business Administration
        6.95%, 11/10/16                                                           1,820,338                 1,911,136
                                                                                                        -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $137,748,078)                                                                                    137,649,010
                                                                                                        -------------

ASSET-BACKED SECURITIES - 20.2%

     ACE Securities Corporation
        2.76%, 04/25/34 STEP                                                      1,146,249                 1,146,240
     American Express Credit Account Master Trust
        2.95%, 04/15/08++                                                         3,200,000                 3,202,152
     Amresco Independence Funding, Inc.
        2.75%, 06/15/26 144A++                                                    1,135,394                 1,130,640
     Bank One Issuance Trust
        2.86%, 10/15/08++                                                         2,925,000                 2,925,964
     Bayview Financial Acquisition Trust
        7.01%, 05/25/29 144A                                                        358,301                   358,605
     Bear Stearns Asset-Backed Securities, Inc.
        4.61%, 03/25/44 ++                                                        1,781,149                 1,768,904
     BMW Vehicle Owner Trust
        4.02%, 02/25/09                                                           2,775,000                 2,767,841
     Business Loan Express
        4.50%, 01/01/25 144A++                                                      687,489                   670,942
     Capital Auto Receivables Asset Trust
        3.58%, 10/16/06++++                                                       1,700,052                 1,701,821
        2.00%, 11/15/07                                                           2,950,000                 2,897,976
        3.35%, 02/15/08                                                           3,225,000                 3,194,766
        2.64%, 03/17/08                                                           2,970,616                 2,948,738
        1.96%, 01/15/09                                                           4,100,000                 3,965,743
     Capital One Multi-Asset Execution Trust
        2.95%, 08/17/09                                                           3,500,000                 3,443,530
     Centex Home Equity
        3.05%, 02/25/35++                                                         3,200,000                 3,200,000
     Chase Credit Card Master Trust
        5.50%, 11/17/08                                                           3,040,000                 3,100,933
     Chase Issuance Trust
        3.22%, 06/15/10                                                           6,525,000                 6,372,073
     Chase Manhattan Auto Owner Trust

   2.08%, 05/15/08                                                                3,950,000                 3,885,462
Citibank Credit Card Issuance Trust
   2.70%, 01/15/08                                                                2,515,000                 2,496,643
   5.65%, 06/16/08                                                                2,950,000                 3,008,783
   2.55%, 01/20/09                                                                7,725,000                 7,516,844
Citibank Credit Card Master Trust I
   6.10%, 05/15/08                                                                3,125,300                 3,200,027
CitiFinancial Mortgage Securities, Inc.
   2.95%, 01/25/33++                                                                 44,941                    44,954
Conseco Finance Securitizations Corporation
   3.18%, 12/15/29++                                                                276,615                   276,606
Countrywide Asset-Backed Certificates
   2.80%, 10/25/23 STEP                                                             810,933                   810,927
   3.12%, 12/31/34++                                                              3,200,000                 3,205,994
CS First Boston Mortgage Securities Corporation
   2.98%, 05/25/43 STEP 144A                                                        186,176                   186,175
Daimler Chrysler Auto Trust
   2.25%, 08/08/07                                                                3,000,000                 2,975,812
   2.00%, 12/08/07                                                                3,125,000                 3,074,046
   3.09%, 01/08/08                                                                3,600,000                 3,574,233
   3.28%, 12/08/09                                                                4,300,000                 4,191,005
Daimler Chrysler Master Owner Trust
   2.87%, 05/15/07++                                                              3,000,000                 3,000,203
Green Tree Financial Corporation
   6.04%, 11/01/29                                                                   38,958                    39,546
GSAA Home Equity Trust
   2.97%, 12/25/34++                                                              2,956,647                 2,959,419
GSAMP Trust
   2.80%, 08/25/34++                                                                586,794                   586,789
Home Equity Mortgage Trust
   3.05%, 07/25/33++                                                                102,143                   102,174
Honda Auto Receivables Owner Trust
   2.09%, 11/18/05                                                                  588,489                   587,845
   2.30%, 10/18/07                                                                3,050,000                 3,012,526
   3.61%, 12/18/07                                                                3,000,000                 2,999,527
   3.30%, 06/15/08                                                                2,980,000                 2,952,520
   2.91%, 10/20/08                                                                2,700,000                 2,644,561
   3.53%, 10/21/08                                                                2,875,000                 2,840,859
   2.79%, 03/16/09                                                                4,700,000                 4,592,801
Long Beach Mortgage Loan Trust
   3.10%, 11/25/10++                                                              2,200,000                 2,200,000
   2.97%, 06/25/33++                                                                389,967                   390,333
MBNA Credit Card Master Note Trust
   5.75%, 10/15/08                                                                3,225,000                 3,291,637
MBNA Master Credit Card Trust USA
   2.99%, 12/15/08++                                                              5,610,000                 5,622,156
Morgan Stanley ABS Capital I
   3.15%, 12/25/34++                                                              3,071,831                 3,076,691
Morgan Stanley Home Equity Loans
   3.06%, 01/25/35++                                                              3,200,000                 3,203,293
New Century Home Equity Loan Trust
   3.28%, 11/25/34++                                                              2,722,693                 2,732,540
Nissan Auto Receivables Owner Trust
   2.01%, 11/15/07                                                                3,325,000                 3,269,653
   2.70%, 12/17/07                                                                3,175,000                 3,130,838
Option One Mortgage Loan Trust
   3.09%, 02/25/35++                                                              3,200,000                 3,199,002
PBG Equipment Trust
   6.27%, 01/20/12 144A                                                             608,934                   614,070
Quest Trust
   3.21%, 06/25/34 144A++                                                           918,888                   921,493
Residential Asset Securities Corporation
   2.88%, 09/25/31++                                                                395,818                   397,331
   3.04%, 02/25/35++                                                              3,200,000                 3,197,002
Residential Funding Mortgage Securities II
   2.78%, 07/25/18++                                                                402,153                   402,152

     Sears Credit Account Master Trust
        6.75%, 09/16/09                                                           1,900,000                 1,926,984
     SLM Student Loan Trust
        3.04%, 12/17/12++                                                         1,433,329                 1,433,448
     SVO Timeshare Mortgage Corporation
        5.47%, 10/20/13 144A                                                      2,076,320                 2,097,263
     The Money Store Business Loan Backed Certificates
        3.40%, 04/15/28++                                                           442,029                   411,763
     TMS SBA Loan Trust
        3.36%, 04/15/24++                                                           432,768                   409,411
        3.25%, 01/15/25++                                                           489,098                   459,092
        3.73%, 01/25/25++                                                           293,459                   292,065
     USAA Auto Owner Trust
        1.58%, 06/15/07                                                           2,449,169                 2,432,713
        3.55%, 09/17/07                                                           1,950,000                 1,945,730
        2.06%, 04/15/08                                                           3,000,000                 2,950,496
        3.03%, 06/16/08                                                           3,000,000                 2,966,093
        3.16%, 02/17/09                                                           3,325,000                 3,277,111
        3.90%, 07/15/09(Delta)                                                    1,700,000                 1,689,375
        2.04%, 02/16/10                                                           4,100,000                 4,010,078
     Whole Auto Loan Trust
        3.26%, 03/15/11                                                           4,000,000                 3,903,425
                                                                                                        -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $176,739,775)                                                                                    175,416,387
                                                                                                        -------------

CERTIFICATES OF DEPOSIT - 1.6%

     Bank of America Corporation
        2.72%, 05/16/05                                                             100,000                    99,980
     HSBC Bank USA NA
        2.75%, 06/27/05                                                           5,400,000                 5,397,074
     Wells Fargo Bank NA
        2.68%, 04/01/05                                                           8,500,000                 8,500,000
                                                                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $14,000,000)                                                                                      13,997,054
                                                                                                        -------------

COMMERCIAL PAPER - 0.2%
     General Motors Acceptance Corporation
        2.44%, 04/05/05
   (Cost $1,499,594)                                                              1,500,000                 1,499,518
                                                                                                        -------------

CORPORATE BONDS - 12.3%

     American Electric Power Co., Inc.
        6.13%, 05/15/06                                                             510,000                   521,481
     ASIF Global Financing XXIII
        3.90%, 10/22/08 144A                                                        420,000                   409,779
     Bank of America Corporation
        3.25%, 08/15/08                                                             360,000                   346,935
     Bank One Corporation
        2.63%, 06/30/08                                                             360,000                   340,180
        6.00%, 08/01/08                                                             550,000                   575,824
     Cadbury Schweppes US Finance LLC
        3.88%, 10/01/08 144A                                                        790,000                   773,559
     Capital One Bank
        6.88%, 02/01/06                                                           1,670,000                 1,710,078
     CIT Group, Inc.

   7.38%, 04/02/07                                                                2,350,000                 2,486,241
Citigroup, Inc.
   3.50%, 02/01/08                                                                1,600,000                 1,563,333
Clear Channel Communications, Inc.
   6.00%, 11/01/06                                                                1,640,000                 1,671,929
Clorox Co.
   3.13%, 12/14/07 144A++                                                         1,500,000                 1,502,723
Countrywide Home Loans, Inc.
   5.50%, 02/01/07                                                                2,500,000                 2,549,305
Credit Suisse First Boston USA, Inc.
   5.75%, 04/15/07                                                                2,320,000                 2,388,329
DaimlerChrysler NA Holding Corporation
   3.47%, 05/24/06++                                                              3,200,000                 3,214,202
   3.77%, 08/08/06++                                                                400,000                   403,936
   4.75%, 01/15/08                                                                1,700,000                 1,693,040
Dominion Resources, Inc.
   7.63%, 07/15/05                                                                1,000,000                 1,012,193
Federated Department Stores, Inc.
   6.63%, 09/01/08                                                                  150,000                   158,090
Ford Motor Credit Co.
   3.10%, 07/18/05++                                                                100,000                    99,821
   6.88%, 02/01/06                                                                2,500,000                 2,534,500
   4.95%, 01/15/08(Delta)                                                         1,730,000                 1,660,265
General Electric Capital Corporation
   8.75%, 05/21/07                                                                  610,000                   666,122
   3.45%, 07/16/07                                                                1,300,000                 1,276,734
   3.45%, 01/15/08++                                                              5,275,000                 5,216,621
   2.98%, 03/04/08++                                                              2,900,000                 2,900,255
   9.83%, 12/15/08                                                                  350,000                   411,495
General Mills, Inc.
   6.45%, 10/15/06                                                                1,985,000                 2,054,583
General Motors Acceptance Corporation
   5.25%, 05/16/05                                                                3,200,000                 3,206,006
   4.75%, 05/19/05++                                                                400,000                   400,196
   7.50%, 07/15/05                                                                1,600,000                 1,612,947
   5.63%, 05/15/09(Delta)                                                         1,730,000                 1,579,639
Golden West Financial Corporation
   4.13%, 08/15/07                                                                  310,000                   309,627
Halliburton Co.
   3.45%, 01/26/07 144A++                                                         3,400,000                 3,400,071
Hertz Corporation
   8.25%, 06/01/05                                                                  100,000                   100,455
HSBC Bank USA NA
   3.12%, 09/21/07++                                                              1,400,000                 1,402,054
HSBC Finance Corporation
   5.75%, 01/30/07                                                                2,480,000                 2,546,543
   4.13%, 12/15/08                                                                  700,000                   688,078
International Lease Finance Corporation
   5.63%, 06/01/07                                                                1,640,000                 1,683,744
Kellogg Co.
   2.88%, 06/01/08                                                                  970,000                   924,918
MCI, Inc.
   6.91%, 05/01/07                                                                  237,000                   241,740
   7.69%, 05/01/09                                                                  237,000                   247,073
   8.74%, 05/01/14(Delta)                                                           203,000                   223,808
Merck & Co., Inc.
   5.25%, 07/01/06                                                                  300,000                   304,072
   4.73%, 02/22/11 144A++                                                         1,300,000                 1,307,384
Morgan Stanley Warehouse Facility
   3.12%, 10/16/05++@                                                             9,900,000                 9,870,344
National Rural Utilities Cooperative Finance
Corporation
   6.00%, 05/15/06                                                                2,470,000                 2,525,802
New York Life Global Funding
   2.95%, 02/26/07 144A++                                                         1,400,000                 1,401,061

     Pacific Gas & Electric Co.
        3.26%, 04/03/06++                                                         1,550,000                 1,554,404
     PP&L Capital Funding, Inc.
        7.75%, 04/15/05                                                             800,000                   800,902
     Prudential Financial, Inc.
        4.10%, 11/15/06 STEP                                                      1,600,000                 1,605,885
     SBC Communications, Inc.
        5.75%, 05/02/06(Delta)                                                    2,480,000                 2,525,974
     SLM Corporation
        5.63%, 04/10/07                                                           1,630,000                 1,672,438
        3.63%, 03/17/08                                                             120,000                   117,353
     Southern California Edison Co.
        2.55%, 12/13/07++                                                         3,500,000                 3,498,387
     Sprint Capital Corporation
        7.13%, 01/30/06                                                           3,000,000                 3,071,712
        6.00%, 01/15/07                                                           1,650,000                 1,696,875
     Time Warner, Inc.
        5.63%, 05/01/05                                                           2,210,000                 2,213,421
        6.15%, 05/01/07                                                           1,620,000                 1,672,970
        8.18%, 08/15/07                                                             500,000                   538,807
     TXU Energy Co. LLC
        3.42%, 01/17/06 144A++                                                    5,100,000                 5,100,673
     U.S. Bank National Association
        6.50%, 02/01/08                                                             580,000                   611,489
     U.S. Central Credit Union
        2.75%, 05/30/08                                                             610,000                   584,464
     Union Pacific Corporation
        7.60%, 05/05/05                                                           1,700,000                 1,704,821
     Verizon Global Funding Corporation
        6.13%, 06/15/07                                                             875,000                   908,072
     Verizon Wireless Capital LLC
        2.93%, 05/23/05 144A++                                                    1,400,000                 1,399,861
     Wachovia Corporation
        3.50%, 08/15/08                                                             540,000                   524,493
     Washington Mutual, Inc.
        7.50%, 08/15/06                                                             790,000                   823,624
                                                                                                        -------------
TOTAL CORPORATE BONDS
   (Cost $108,984,195)                                                                                    106,743,740
                                                                                                        -------------
FOREIGN BONDS - 3.5%
BERMUDA - 0.2%
     Tyco International Group SA
        6.38%, 06/15/05                                                           1,700,000                 1,708,745
                                                                                                        -------------
CANADA - 0.2%
     British Columbia Government
        5.38%, 10/29/08                                                             305,000                   316,225
     Canadian National Railway Co.
        6.45%, 07/15/06++                                                           750,000                   771,145
     Quebec Province
        7.00%, 01/30/07                                                             305,000                   320,474
                                                                                                        -------------
                                                                                                            1,407,844
                                                                                                        -------------
FRANCE - 0.2%
     France Telecom
        7.95%, 03/01/06(Delta)                                                    1,600,000                 1,649,870
                                                                                                        -------------
GERMANY - 0.4%
     Bundesschatzanweisungen
        2.00%, 06/17/05 (E)                                                       1,100,000                 1,425,667
     Deutsche Bundesrepublik

        4.75%, 07/04/34 (E)(Delta)                                                  450,000                   646,350
        4.00%, 01/04/37 (E)                                                         800,000                 1,014,946
                                                                                                        -------------
                                                                                                            3,086,963
                                                                                                        -------------
ITALY - 0.3%
     Republic of Italy
        2.75%, 12/15/06                                                           2,375,000                 2,332,542
                                                                                                        -------------
JAPAN - 0.3%
     General Electric Capital Corporation

        1.40%, 11/02/06 (J)                                                     405,000,000                 3,849,343
                                                                                                        -------------
NEW ZEALAND - 0.4%
     General Electric Capital Corporation
        6.63%, 02/04/10 (Z)                                                       4,400,000                 3,086,128
                                                                                                        -------------
NORWAY - 0.2%
     Eksportfinans
        3.38%, 01/15/08                                                           1,630,000                 1,594,766
                                                                                                        -------------
SOUTH KOREA - 0.2%
     Korea Development Bank
        3.07%, 10/20/09++                                                         1,750,000                 1,752,536
                                                                                                        -------------
UNITED KINGDOM - 1.1%
     Granite Master Issuer PLC
        3.13%, 12/20/24++                                                         4,300,000                 4,301,457
     Holmes Financing PLC
        2.81%, 01/15/08++                                                         2,600,000                 2,602,823
     Nationwide Building Society
        3.50%, 07/31/07 144A                                                        325,000                   319,797
     Permanent Financing PLC
        3.12%, 09/10/07++                                                         2,800,000                 2,810,191
     Vodafone Group PLC
        3.95%, 01/30/08                                                             230,000                   227,416
                                                                                                        -------------
                                                                                                           10,261,684
                                                                                                        -------------
TOTAL FOREIGN BONDS
   (Cost $31,110,989)                                                                                      30,730,421
                                                                                                        -------------

MORTGAGE-BACKED SECURITIES - 17.7%

     American Home Mortgage Investment Trust
        3.15%, 12/25/45 STEP                                                      3,826,748                 3,829,925
     Bank of America Mortgage Securities
        6.50%, 10/01/19                                                           1,280,130                 1,320,696
     Bear Stearns Adjustable Rate Mortgage Trust
        3.18%, 12/01/33++                                                         3,181,511                 3,114,251
        4.75%, 01/25/34++                                                         1,535,877                 1,502,757
        4.04%, 07/25/34++                                                         3,064,078                 2,996,953
     Bear Stearns Commercial Mortgage Securities
        3.87%, 02/11/41                                                           2,040,000                 1,977,735
     Bear Stearns Alt-A Trust
        3.02%, 06/25/34++                                                         3,706,998                 3,713,369
     Commercial Mortgage Acceptance Corporation
        6.03%, 09/15/30                                                           2,298,058                 2,378,212
     Countrywide Alternative Loan Trust
        6.00%, 10/25/32                                                             721,877                   719,769
     Countrywide Home Loan Mortgage Pass Through Trust
        4.88%, 07/25/19 144A                                                        345,944                   345,210
        3.68%, 06/19/31++                                                           210,532                   211,964
        2.92%, 01/25/35 STEP                                                      2,923,980                 2,926,556
     Credit-Based Asset Servicing and Securitization LLC
        2.97%, 02/25/30++                                                           327,684                   327,928
     CS First Boston Mortgage Securities Corporation
        4.30%, 07/15/36                                                           1,360,000                 1,338,337
     Federal Home Loan Mortgage Corporation
        9.50%, 06/01/05                                                               1,545                     1,565
        8.00%, 03/01/06                                                                  24                        24
        7.00%, 05/01/06                                                               1,815                     1,826
        8.50%, 12/01/07                                                              10,714                    11,097
        8.50%, 01/01/08                                                               8,600                     8,907
        8.00%, 05/01/08                                                              14,582                    14,659
        8.50%, 06/01/08                                                               6,422                     6,463
        8.75%, 07/01/08                                                               8,792                     9,201
        8.00%, 01/01/09                                                               4,807                     4,967
        7.50%, 03/01/09                                                              46,079                    46,371
        16.25%, 07/01/11                                                              1,409                     1,634
        15.25%, 08/01/11                                                              1,871                     2,137

   5.00%, 11/15/16                                                                5,765,483                 5,811,389
   10.75%, 02/01/19                                                                 107,546                   116,751
   4.13%, 09/01/23++                                                                823,739                   824,614
   3.72%, 07/01/27++                                                                122,722                   127,558
   2.77%, 06/01/28++                                                                558,995                   554,291
   7.33%, 03/01/31++                                                                 87,165                    89,634
   5.73%, 04/01/32++                                                              1,082,231                 1,110,942
   3.21%, 02/15/33++                                                              1,895,360                 1,900,474
   6.00%, 04/01/33                                                                2,659,698                 2,725,731
   4.42%, 10/01/34++                                                              1,589,634                 1,575,542
Federal Housing Authority
   7.43%, 09/01/22                                                                    7,845                     8,056
Federal National Mortgage Association
   6.00%, 08/01/08                                                                  319,146                   325,959
   6.50%, 11/01/08                                                                  421,279                   435,195
   3.44%, 12/01/09                                                                1,378,610                 1,378,610
   5.08%, 03/01/24++                                                                125,035                   123,939
   3.69%, 12/01/24++                                                                263,079                   267,853
   9.00%, 05/01/25                                                                  178,786                   195,950
   9.00%, 07/01/25                                                                  260,126                   284,654
   2.90%, 09/25/30++                                                                499,959                   499,312
   5.02%, 12/01/30++                                                                 80,805                    80,042
   4.46%, 09/01/31++                                                                263,351                   271,780
   3.31%, 03/25/32                                                                  708,793                   698,866
   4.30%, 04/01/33++                                                              1,944,851                 1,950,923
   5.00%, 05/01/33 TBA                                                            1,500,000                 1,462,032
   4.24%, 06/01/33++                                                                537,529                   535,391
   5.50%, 06/01/33                                                                   37,932                    38,058
   5.50%, 07/01/33                                                                   38,464                    38,591
   4.29%, 10/01/33++                                                              2,865,258                 2,849,556
   5.50%, 10/01/33                                                                  215,809                   216,523
   4.30%, 12/01/33++                                                                955,536                   950,697
   5.00%, 04/01/34                                                                   99,717                    97,556
   5.00%, 05/01/34                                                                3,533,064                 3,456,490
   5.00%, 06/01/34                                                                   23,992                    23,472
   5.75%, 08/25/34                                                                3,946,833                 4,003,731
   5.12%, 09/01/34++                                                              2,738,324                 2,763,613
   5.13%, 09/01/34++                                                              2,109,643                 2,128,806
   4.86%, 10/01/34++                                                              2,722,048                 2,718,369
   5.00%, 10/01/34                                                                  238,343                   233,177
   5.24%, 10/01/34++                                                              3,578,757                 3,594,649
   6.17%, 04/01/40++                                                                811,717                   829,858
First Republic Mortgage Loan Trust
   3.99%, 06/25/30++                                                                573,131                   573,016
General Electric Capital Commercial Mortgage
Corporation
   4.35%, 06/10/48                                                                2,790,000                 2,749,998
GMAC Commercial Mortgage Securities, Inc.
   7.18%, 08/15/36                                                                1,575,586                 1,719,116
Government National Mortgage Association
   8.25%, 03/15/06                                                                    1,763                     1,804
   8.25%, 05/15/06                                                                    4,374                     4,476
   6.00%, 12/15/08                                                                  349,079                   358,984
   6.00%, 02/15/11                                                                  559,480                   576,411
   3.38%, 06/20/17++                                                                 42,581                    42,991
   3.38%, 06/20/21++                                                                 21,505                    21,775
   4.13%, 10/20/27++                                                                169,711                   172,375
   8.50%, 10/15/29                                                                  148,641                   161,764
   8.50%, 01/15/30                                                                   98,017                   106,657
   3.42%, 02/16/30++                                                                593,159                   598,932
   8.50%, 03/15/30                                                                   31,007                    33,740
   8.50%, 04/15/30                                                                   31,345                    34,107
   8.50%, 05/15/30                                                                  241,647                   262,948
   8.50%, 06/15/30                                                                   81,085                    88,234
   8.50%, 07/15/30                                                                  327,622                   356,503

        8.50%, 08/15/30                                                              55,195                    60,059
        8.50%, 09/15/30                                                              20,082                    21,852
        8.50%, 10/15/30                                                              47,391                    51,568
        8.50%, 11/15/30                                                             137,352                   149,458
        8.50%, 12/15/30                                                             144,211                   156,924
        8.50%, 01/15/31                                                              78,992                    85,948
        3.02%, 01/16/31++                                                         1,101,573                 1,101,771
        8.50%, 02/15/31                                                             128,833                   140,177
        3.75%, 05/20/34++                                                         2,686,819                 2,643,021
        3.75%, 06/20/34++                                                         3,639,810                 3,594,767
     GS Mortgage Securities Corporation II
        6.04%, 08/15/18 144A                                                        505,928                   527,489
        6.14%, 10/18/30                                                           2,551,579                 2,663,067
        3.41%, 01/10/40 IO 144A(Omega)                                           40,737,064                 1,293,455
     GSR Mortgage Loan Trust
        3.69%, 06/01/34++                                                         3,528,370                 3,463,122
     IFC SBA Loan-Backed Adjustable Rate Certificate
        3.50%, 01/15/24 144A++                                                      657,609                   631,305
     LB-UBS Commercial Mortgage Trust
        2.59%, 08/15/33 IO 144A(Omega)                                           38,255,000                 1,194,941
     MLCC Mortgage Investors, Inc.
        3.19%, 03/15/25 STEP                                                      1,335,740                 1,342,136
        4.77%, 12/25/34++                                                         3,094,312                 3,081,850
     Morgan Stanley Capital I
        6.22%, 02/07/04                                                             969,544                   969,303
        6.53%, 03/15/31                                                           2,960,000                 3,141,435
     MortgageIT Trust
        3.22%, 12/25/34 STEP                                                      4,323,414                 4,330,226
     NationsLink Funding Corporation
        6.32%, 01/20/31                                                           2,130,253                 2,235,463
     Residential Accredit Loans, Inc.
        6.00%, 12/25/16                                                             323,472                   326,757
        3.05%, 01/25/33++                                                         1,615,861                 1,617,474
     Residential Asset Securitization Trust
        3.25%, 05/25/33++                                                         3,372,868                 3,377,528
     Residential Funding Mortgage Securities I
        6.50%, 03/25/32                                                             295,887                   303,961
        5.50%, 09/25/33                                                           2,393,903                 2,425,014
     Sequoia Mortgage Trust
        3.25%, 10/20/27++                                                         1,319,873                 1,321,995
        3.30%, 10/20/33++                                                           928,092                   932,654
     Structured Adjustable Rate Mortgage Loan Trust
        4.92%, 03/25/34++                                                         2,532,432                 2,495,625
        2.95%, 09/25/34++                                                         2,331,085                 2,331,724
     Structured Asset Mortgage Investments, Inc.
        4.45%, 10/19/34++                                                         2,896,776                 2,942,382
     Structured Asset Securities Corporation
        7.50%, 06/28/31                                                              99,572                    99,365
        4.95%, 12/25/33++                                                         2,529,831                 2,557,216
     Washington Mutual Mortgage Securities Corporation
        4.32%, 03/25/32++                                                           629,488                   632,091
     Washington Mutual, Inc.
        2.92%, 12/25/27 STEP                                                      5,704,047                 5,698,459
        3.29%, 06/25/42++                                                           468,874                   473,202
        2.96%, 01/25/45 STEP                                                      5,137,466                 5,145,884
        3.03%, 01/25/45 STEP                                                      2,968,314                 2,977,342
     Wells Fargo Mortgage-Backed Securities Trust
        3.39%, 07/25/34++                                                         2,941,794                 2,961,789
                                                                                                        -------------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $155,032,135)                                                                                    153,474,777
                                                                                                        -------------

MUNICIPAL BONDS - 0.8%

     Honolulu, Hawaii City & County, Series B General
     Obligation Bond (MBIA Insured)
        5.00%, 07/01/12                                                           1,200,000                 1,300,584
     Missouri Higher Education Loan Authority, Revenue
     Bond (Guaranteed Standard Loans Insured)
        2.04%, 07/25/08++                                                           520,049                   520,130
     New York City, New York Municipal Water Finance
     Authority Water & Sewer System, Series C Revenue
     Bond
        5.00%, 06/15/35                                                           3,200,000                 3,290,048
     Sales Tax Asset Receivable Corporation, New York,
     Series B Revenue Bond (FSA Insured)
        3.60%, 10/15/08                                                             425,000                   415,489
     Texas State Public Finance Authority, Series B
     Revenue Bond
        2.63%, 06/15/06                                                           1,365,000                 1,344,689
                                                                                                        -------------
TOTAL MUNICIPAL BONDS
   (Cost $6,927,721)                                                                                        6,870,940
                                                                                                        -------------

                                                                                NUMBER OF
                                                                                CONTRACTS
                                                                               ------------
OPTIONS - 0.0%
PUT OPTIONS - 0.0%
   British Pounds
     90-Day LIBOR Futures, Strike
     Price $94.25, Expires 12/21/05
     (Cost $0)                                                                           25                         0
                                                                                                        -------------

                                                                                  SHARES
                                                                               ------------
PREFERRED STOCKS - 0.0%

     Fannie Mae 7.00%++(Delta)
     (Cost $91,450)                                                                   1,829                   101,167
                                                                                                        -------------

SHORT-TERM INVESTMENTS - 15.1%

     AB Funds Trust - Money Market Fund (GS4 Class)(Infinity)                    18,150,887                18,150,887
     Northern Institutional Liquid Assets Portfolio Section                     112,827,531               112,827,531
                                                                                                        -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $130,978,418)                                                                                    130,978,418
                                                                                                        -------------


                                                                                   PAR
                                                                               ------------
U.S. TREASURY OBLIGATIONS - 21.5%

     U.S. Cash Management Bill
        2.68%, 04/15/05                                                        $  3,250,000                 3,246,619
                                                                                                        -------------
     U.S. Treasury Bills
        2.63%, 04/14/05(Delta)                                                    1,750,000                 1,748,341
        2.44%, 05/05/05++++                                                         290,000                   289,320
        2.52%, 05/05/05++++                                                          30,000                    29,930
        2.54%, 05/05/05++++                                                          30,000                    29,930
        2.55%, 05/05/05++++                                                          50,000                    49,883
        2.60%, 05/05/05++++                                                          50,000                    49,883
        2.68%, 06/02/05++++                                                          30,000                    29,864
        2.69%, 06/02/05++++                                                          20,000                    19,909
        2.71%, 06/02/05++++                                                         300,000                   298,640
        2.74%, 06/16/05++++                                                       1,340,000                 1,332,397

        2.75%, 06/16/05++++                                                          40,000                    39,773
                                                                                                        -------------
                                                                                                            3,917,870
                                                                                                        -------------
    U.S. Treasury Bonds
        10.00%, 05/15/10                                                          8,120,000                 8,190,417
        12.75%, 11/15/10(Delta)                                                  12,315,000                13,025,046
        10.38%, 11/15/12(Delta)                                                   2,535,000                 2,937,632
                                                                                                        -------------
                                                                                                           24,153,095
                                                                                                        -------------

     U.S. Treasury Inflationary Index Bonds
        3.63%, 01/15/08(Delta)                                                   13,600,000                17,269,023
                                                                                                        -------------
     U.S. Treasury Notes
        5.75%, 11/15/05(Delta)                                                    1,350,000                 1,370,936
        1.88%, 11/30/05(Delta)                                                   10,250,000                10,161,922
        2.25%, 04/30/06(Delta)                                                   13,045,000                12,875,323
        2.50%, 05/31/06(Delta)                                                   27,180,000                26,863,625
        2.75%, 06/30/06(Delta)                                                    9,655,000                 9,560,719
        2.75%, 07/31/06(Delta)                                                   18,670,000                18,466,533
        2.38%, 08/31/06(Delta)                                                    1,670,000                 1,641,428
        2.50%, 09/30/06(Delta)                                                    2,075,000                 2,040,310
        2.50%, 10/31/06(Delta)                                                   19,965,000                19,606,268
        2.88%, 11/30/06(Delta)                                                    5,985,000                 5,905,513
        3.00%, 12/31/06(Delta)                                                    1,655,000                 1,634,508
        3.13%, 01/31/07(Delta)                                                    7,630,000                 7,545,956
        3.13%, 05/15/07(Delta)                                                      480,000                   473,381
        3.00%, 11/15/07(Delta)                                                      130,000                   127,217
        6.00%, 08/15/09(Delta)                                                   11,000,000                11,824,142
        3.38%, 09/15/09(Delta)                                                    8,400,000                 8,143,741
                                                                                                        -------------
                                                                                                          138,241,522
                                                                                                        -------------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $189,647,769)                                                                                    186,828,129
                                                                                                        -------------

TOTAL INVESTMENTS -- 108.7%
   (Cost $952,760,124)                                                                                    944,289,561
                                                                                                        -------------

                                                                                NUMBER OF
                                                                                CONTRACTS
                                                                                ---------
WRITTEN OPTIONS - 0.0%
CALL OPTIONS - 0.0%
     10-Year U.S. Treasury Note Futures, Strike Price
     $115.00, Expires 05/20/05                                                         (160)                   (2,500)
                                                                                                        -------------
CALL SWAPTIONS - 0.0%
     3-Month LIBOR, Strike Price $4.00, Expires 10/31/05                               (640)                   (8,998)
                                                                                                        -------------
PUT OPTIONS - 0.0%
     10-Year U.S. Treasury Note Futures, Strike Price
     $109.00, Expires 05/20/05                                                         (160)                 (117,500)
     90-Day Eurodollar Futures, Strike Price $94.75,
     Expires 09/19/05                                                                  (143)                     (894)
                                                                                                        -------------
                                                                                                              118,394
                                                                                                        -------------

PUT SWAPTIONS - 0.0%
     3-Month LIBOR, Strike Price $7.00, Expires 10/31/05                               (640)                   (1,203)
                                                                                                        -------------
TOTAL WRITTEN OPTIONS
   (Premiums received $(274,225))                                                                            (131,095)
                                                                                                        -------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.7%)                                                           (75,570,911)
                                                                                                        -------------
NET ASSETS -- 100.0%                                                                                    $ 868,587,555
                                                                                                        =============

Swap agreements outstanding at March 31, 2005:

                                                                                                            UNREALIZED APPRECIATION/
DESCRIPTION                                                              EXPIRATION DATE  NOTIONAL VALUE         (DEPRECIATION)
-----------                                                              ---------------  --------------    ------------------------
BRITISH POUNDS

Receive fixed rate payments of 5.00% and pay variable rate payments
on the six month LIBOR floating rate (b)                                   06/15/08           6,300,000           $  (6,381)
                                                                                                                  ---------

U.S. DOLLARS

Receive fixed rate payments of 0.61% and pay floating rate par
in event of default on Russian Federation, 5.00% due 03/31/30 (h)          03/20/07        $  1,300,000              (6,258)
Receive fixed rate payments of 0.70% and pay floating rate par
in event of default on Russian Federation, 5.00% due 03/31/30 (a)          03/20/07           3,700,000             (12,237)
Receive fixed rate payments of 4.00% and pay variable rate payments
on the three month LIBOR floating rate (d)                                 06/15/07          57,700,000            (393,140)
Receive variable rate payments on the three month LIBOR floating rate
and pay fixed rate payments of 4.00% (a)                                   06/15/07          (6,000,000)             40,881
Receive variable rate payments on the three month LIBOR floating rate
and pay fixed rate payments of 4.00% (a)                                   06/15/10         (15,800,000)            494,079
Receive variable rate payments on the three month LIBOR floating rate
and pay fixed rate payments of 5.00% (c)                                   06/15/15         (22,400,000)             20,157
Receive variable rate payments on the three month LIBOR floating rate
and pay fixed rate payments of 5.00% (a)                                   06/15/15         (17,200,000)             15,478
                                                                                                                  ---------
                                                                                                                    158,960
                                                                                                                  ---------
                                                                                                                  $ 152,579
                                                                                                                  =========

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                           PAR                      VALUE
--------------                                                    -------------------      --------------------
AGENCY OBLIGATIONS - 8.8%

     Federal Home Loan Bank
        2.50%, 04/11/06(Delta)                                    $         5,000,000      $          4,937,915
        3.00%, 05/15/06                                                     2,000,000                 1,983,302
        2.88%, 05/22/06                                                     3,000,000                 2,970,213
        2.88%, 05/23/06                                                     2,000,000                 1,980,074
        2.10%, 10/13/06                                                     5,000,000                 4,870,035
        6.50%, 08/15/07(Delta)                                              2,500,000                 2,637,658
        3.63%, 02/15/08                                                     2,000,000                 1,972,242
        3.50%, 02/13/09                                                     1,000,000                   971,837
        4.08%, 04/26/10                                                     1,500,000                 1,473,979
     Federal Home Loan Mortgage Corporation
        2.82%, 06/07/05                                                     9,000,000                 8,952,678
        2.72%, 06/15/05                                                     9,000,000                 8,947,035
        2.27%, 04/28/06                                                     5,000,000                 4,922,195
        3.00%, 07/09/08                                                     2,000,000                 1,925,750
        6.88%, 09/15/10                                                     2,000,000                 2,220,848
     Federal National Mortgage Association
        1.10%, 04/01/05++++                                                   280,000                   280,000
        1.96%, 04/01/05++++                                                    20,000                    20,000
        2.05%, 04/01/05++++                                                   200,000                   200,000
        2.62%, 05/04/05                                                     8,900,000                 8,879,059
        2.65%, 05/11/05                                                       100,000                    99,709
        2.95%, 06/29/05                                                       420,000                   416,934
        3.01%, 08/01/05                                                       100,000                    98,968
        3.25%, 07/12/06                                                     5,000,000                 4,964,905
        2.63%, 01/19/07                                                     3,000,000                 2,931,282
        7.25%, 01/15/10                                                     9,000,000                10,058,021
        7.13%, 06/15/10                                                     2,000,000                 2,236,292
     Financing Corporation Principle STRIPS
        5.12%, 11/30/17(Omega)                                              1,130,000                   596,758
        5.20%, 04/05/19(Omega)                                                620,000                   302,308
     Resolution Funding Corporation STRIPS
        4.97%, 01/15/17(Omega)                                              5,176,000                 2,906,138
                                                                                                     ----------
TOTAL AGENCY OBLIGATIONS
   (Cost $83,759,489)                                                                                84,756,135
                                                                                                     ----------

ASSET-BACKED SECURITIES - 4.5%

     ACE Securities Corporation
        2.96%, 04/25/34 STEP                                                1,042,045                 1,042,037
     American Express Credit Account Master Trust
        2.95%, 04/15/08++                                                   3,000,000                 3,002,018
     Ameriquest Mortgage Securities, Inc.
        2.94%, 04/25/34++                                                     347,992                   347,984
     Amortizing Residential Collateral Trust
        3.13%, 04/25/32++                                                     149,725                   149,866
     AQ Finance NIM Trust
        3.50%, 12/25/07 144A++@                                                 5,686                     5,700
        3.07%, 01/25/09 144A++                                                117,740                   117,740
        8.74%, 03/25/35 144A@                                                     930                       933
     Argent Securities, Inc.
        2.96%, 05/25/34++                                                   1,317,938                 1,318,038
     Capital Auto Receivables Asset Trust
        2.64%, 03/17/08                                                     2,700,560                 2,680,671
     Centex Home Equity
        3.15%, 09/26/33++                                                     674,954                   675,762

Chase Funding Net Interest Margin
   5.00%, 12/17/33 144A@                                                       10,240                    10,213
Chesapeake Funding LLC
   3.00%, 08/07/08 ++                                                       2,828,325                 2,828,326
Citibank Credit Card Issuance Trust
   3.76%, 02/09/09 ++                                                         670,000                   678,639
CitiFinancial Mortgage Securities, Inc.
   3.14%, 08/25/33 STEP                                                       665,833                   666,813
Conseco Finance Securitizations Corporation
   6.77%, 09/01/32                                                          1,131,494                 1,147,921
   4.20%, 02/01/33 IO(Omega)@                                              10,890,000                   454,331
   5.16%, 05/01/33                                                             57,924                    58,064
Countrywide Asset-Backed Certificates
   3.00%, 10/25/23 STEP                                                       720,830                   720,824
Countrywide Home Equity Loan Trust
   3.07%, 04/15/28++                                                          270,279                   270,100
   3.16%, 03/15/29++                                                        3,306,849                 3,316,405
   3.10%, 05/15/29++                                                        3,265,948                 3,276,088
   3.07%, 06/15/29++                                                        1,683,946                 1,685,965
Daimler Chrysler Master Owner Trust
   2.87%, 05/15/07++                                                          910,000                   910,061
EMC Mortgage Loan Trust
   3.40%, 11/25/41 144A++                                                   1,090,210                 1,095,491
EQCC Trust
   3.15%, 10/25/31++                                                          340,184                   340,802
First Horizon Asset Back Trust
   3.14%, 10/25/34++                                                        1,807,766                 1,813,583
Fleet Home Equity Loan Trust
   3.06%, 05/30/31++                                                        1,025,438                 1,025,224
GSAMP Trust
   3.00%, 08/25/34++                                                          528,115                   528,110
HFC Home Equity Loan Asset-Backed Certificates
   3.20%, 10/20/32++                                                          576,584                   577,040
   3.40%, 10/20/32++                                                          839,768                   840,251
Home Equity Mortgage Trust
   3.00%, 12/25/34++                                                          782,615                   782,705
Honda Auto Receivables Owner Trust
   2.09%, 11/18/05                                                            551,708                   551,105
Household Mortgage Loan Trust
   3.18%, 06/20/33++                                                          718,468                   719,722
Madison Avenue Manufactured Housing Contract
   3.20%, 09/25/08++                                                        1,860,668                 1,862,699
Master Asset-Backed Securities Trust
   3.04%, 03/28/35 STEP                                                     2,000,000                 1,999,424
Merrill Lynch Mortgage Investors, Inc.
   3.17%, 08/25/09++                                                            7,650                     7,651
Metropolitan Asset Funding, Inc.
   3.31%, 04/25/29 STEP 144A                                                   41,381                    41,383
Morgan Stanley Dean Witter Credit Corporation Heloc
 Trust
   3.04%, 07/25/17 STEP                                                       538,672                   538,726
Nextcard Credit Card Master Note Trust
   10.09%, 12/15/06++                                                         910,000                   100,262
Provident Bank Home Equity Loan Trust
   3.12%, 08/25/31++                                                          449,234                   449,984
Quest Trust
   3.41%, 06/25/34 144A++                                                     804,027                   806,306
Residential Asset Mortgage Products, Inc.
   3.09%, 03/25/34 STEP                                                     2,555,480                 2,555,456
Salomon Brothers Mortgage Securities VII
   3.33%, 03/30/28 STEP                                                       193,149                   193,198
Saxon Asset Securities Trust
   3.17%, 06/25/33 STEP                                                        44,297                    44,346
Structured Asset Securities Corporation
   3.30%, 02/25/33++                                                          505,393                   506,296

SVO Timeshare Mortgage Corporation
   5.47%, 10/20/13 144A                                                       361,683                   365,332
                                                                                                     ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $44,291,517)                                                                                43,109,595
                                                                                                     ----------
CERTIFICATES OF DEPOSIT - 1.4%

     Bank of America Corporation
        2.72%, 05/16/05                                                       200,000                   199,961
     Citibank NA
        2.68%, 05/04/05                                                       200,000                   199,979
     HSBC Bank USA NA
        2.75%, 06/27/05                                                     5,200,000                 5,197,182
     Wells Fargo Bank NA
        2.79%, 04/08/05                                                     8,200,000                 8,200,000
                                                                                                     ----------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $13,800,000)                                                                                13,797,122
                                                                                                     ----------
COMMERCIAL PAPER - 1.2%

     General Electric Capital Corporation
        2.66%, 04/28/05                                                     1,700,000                 1,696,683
        2.84%, 06/01/05                                                       500,000                   497,541
        2.97%, 06/20/05                                                     7,700,000                 7,649,556
     General Motors Acceptance Corporation
        2.50%, 04/05/05                                                     1,400,000                 1,399,550
                                                                                                     ----------
TOTAL COMMERCIAL PAPER
   (Cost $11,242,994)                                                                                11,243,330
                                                                                                     ----------
CORPORATE BONDS - 12.3%

     Ace Capital Trust II
        9.70%, 04/01/30                                                        60,000                    82,235
     Ace INA Holdings, Inc.
        8.30%, 08/15/06                                                       550,000                   578,008
        5.88%, 06/15/14                                                       150,000                   152,924
     AES Corporation (The)
        9.50%, 06/01/09(Delta)                                                 42,000                    46,148
        9.38%, 09/15/10                                                        30,000                    33,225
        8.75%, 05/15/13 144A                                                  520,000                   569,400
        9.00%, 05/15/15 144A(Delta)                                           760,000                   839,800
     AGCO Corporation
        9.50%, 05/01/08                                                        47,000                    49,468
     Alltel Corporation
        4.66%, 05/17/07                                                       350,000                   352,305
     Amerada Hess Corporation
        7.30%, 08/15/31                                                       980,000                 1,108,564
        7.13%, 03/15/33                                                       400,000                   446,235
     American Achievement Corporation
        8.25%, 04/01/12                                                        30,000                    31,200
     AmerisourceBergen Corporation
        8.13%, 09/01/08                                                        80,000                    86,200
     Ameritech Capital Funding
        6.25%, 05/18/09                                                       100,000                   105,021
     AMFM, Inc.
        8.00%, 11/01/08                                                     1,075,000                 1,159,538
     ANZ Capital Trust I
        4.48%, 01/29/49 144A                                                  125,000                   122,539
        5.36%, 12/29/49 144A                                                  800,000                   799,326

Apache Corporation
   6.25%, 04/15/12                                                            300,000                   327,701
Astoria Financial Corporation
   5.75%, 10/15/12                                                            450,000                   464,864
Bank One Corporation
   4.13%, 09/01/07(Delta)                                                   1,100,000                 1,101,902
Bank United Corporation
   8.88%, 05/01/07                                                            125,000                   135,595
Beazer Homes USA
   8.63%, 05/15/11                                                             10,000                    10,650
BellSouth Capital Funding
   7.88%, 02/15/30                                                            460,000                   569,872
BellSouth Corporation
   4.75%, 11/15/12                                                            170,000                   166,266
   6.88%, 10/15/31                                                             10,000                    11,167
Boeing Co. (The)
   6.63%, 02/15/38                                                            210,000                   238,170
Case New Holland, Inc.
   9.25%, 08/01/11 144A                                                        39,000                    41,730
Cendant Corporation
   6.25%, 01/15/08                                                            150,000                   156,226
CenterPoint Energy Resources Corporation
   7.88%, 04/01/13                                                             50,000                    58,046
   5.95%, 01/15/14                                                          1,025,000                 1,059,484
CenterPoint Energy, Inc.
   7.25%, 09/01/10                                                             75,000                    82,089
Charter Communications Operating LLC
   8.00%, 04/30/12 144A@                                                      250,000                   250,000
Chesapeake Energy Corporation
   9.00%, 08/15/12                                                             61,000                    67,634
   7.50%, 09/15/13                                                             50,000                    53,000
Cincinnati Bell, Inc.
   7.25%, 07/15/13(Delta)                                                      60,000                    60,000
   7.00%, 02/15/15 144A                                                       101,000                    96,455
Citigroup, Inc.
   5.00%, 03/06/07(Delta)                                                   2,200,000                 2,232,289
   5.00%, 09/15/14 144A                                                       325,000                   319,670
Cleveland Electric Illuminating Co. (The)
   5.65%, 12/15/13                                                             60,000                    61,145
   7.88%, 11/01/17                                                          2,050,000                 2,463,351
Clorox Co.
   3.13%, 12/14/07 144A++                                                   1,500,000                 1,502,723
CNA Financial Corporation
   6.50%, 04/15/05                                                            225,000                   225,196
   6.75%, 11/15/06                                                            180,000                   185,903
   5.85%, 12/15/14(Delta)                                                      75,000                    74,514
Comcast Cable Communications Holdings, Inc.
   8.38%, 03/15/13                                                            225,000                   267,753
   9.46%, 11/15/22(Delta)                                                     600,000                   817,716
Comcast Cable Communications, Inc.
   6.75%, 01/30/11(Delta)                                                     740,000                   800,320
Comcast Corporation
   10.50%, 06/15/06                                                           650,000                   692,435
ConocoPhillips
   8.75%, 05/25/10                                                            230,000                   272,465
ConocoPhillips Holding Co.
   6.95%, 04/15/29                                                            785,000                   938,704
Cox Communications, Inc.
   4.63%, 01/15/10 144A                                                       800,000                   778,186
Cox Enterprises, Inc.
   4.38%, 05/01/08 144A                                                       600,000                   591,982
CSC Holdings, Inc.
   7.63%, 04/01/11(Delta)                                                     560,000                   585,200
   6.75%, 04/15/12 144A                                                        60,000                    59,850
   7.63%, 07/15/18                                                             50,000                    52,250
D.R. Horton, Inc.

   8.50%, 04/15/12                                                             10,000                    10,960
DaimlerChrysler NA Holding Corporation
   3.47%, 05/24/06++                                                        1,200,000                 1,205,326
   3.77%, 08/08/06++                                                        2,200,000                 2,221,649
   7.30%, 01/15/12                                                            550,000                   600,500
   6.50%, 11/15/13                                                            210,000                   218,754
Dana Corporation
   5.85%, 01/15/15 144A                                                       200,000                   177,179
DaVita, Inc.
   6.63%, 03/15/13 144A                                                        10,000                     9,950
   7.25%, 03/15/15 144A                                                        30,000                    29,550
Delta Air Lines, Inc.
   6.42%, 07/02/12                                                            400,000                   416,322
   6.72%, 01/02/23(Delta)                                                     697,837                   725,828
Devon Energy Corporation
   7.95%, 04/15/32                                                            745,000                   942,269
Dominion Resources, Inc.
   4.13%, 02/15/08                                                             70,000                    69,251
   5.13%, 12/15/09(Delta)                                                     230,000                   233,372
   5.70%, 09/17/12(Delta)                                                     310,000                   321,964
Dryden Investor Trust
   7.16%, 07/23/08 144A@                                                    1,352,896                 1,413,398
Dynegy Holdings, Inc.
   8.75%, 02/15/12(Delta)                                                     910,000                   875,875
Eastman Kodak Co.
   7.25%, 11/15/13(Delta)                                                     300,000                   314,127
Echostar DBS Corporation
   5.75%, 10/01/08(Delta)                                                     500,000                   495,000
   5.81%, 10/01/08++                                                          103,000                   105,961
   6.63%, 10/01/14 144A                                                        30,000                    29,138
El Paso Corporation
   3.98%, 02/28/21 CONV(Omega)                                                990,000                   527,175
   8.05%, 10/15/30(Delta)                                                     600,000                   576,000
   7.80%, 08/01/31(Delta)                                                   1,150,000                 1,086,750
   7.75%, 01/15/32(Delta)                                                     530,000                   502,175
El Paso Natural Gas Co.
   8.38%, 06/15/32                                                            210,000                   231,785
EOP Operating LP
   7.75%, 11/15/07                                                            100,000                   107,673
Firstar Bank NA
   7.13%, 12/01/09                                                            170,000                   187,752
FirstEnergy Corporation
   5.50%, 11/15/06                                                            600,000                   610,426
   6.45%, 11/15/11                                                             70,000                    73,952
   7.38%, 11/15/31(Delta)                                                   1,700,000                 1,931,589
Ford Motor Co.
   6.63%, 10/01/28                                                            325,000                   273,348
   6.38%, 02/01/29                                                            425,000                   350,578
   7.45%, 07/16/31(Delta)                                                     690,000                   625,851
Ford Motor Credit Co.
   3.10%, 07/18/05++                                                        3,200,000                 3,194,266
   6.88%, 02/01/06                                                            350,000                   354,830
   7.38%, 10/28/09                                                            660,000                   663,518
   5.70%, 01/15/10(Delta)                                                     850,000                   801,481
   7.88%, 06/15/10                                                            590,000                   601,301
   7.38%, 02/01/11(Delta)                                                     680,000                   676,391
   7.00%, 10/01/13(Delta)                                                      50,000                    48,512
Forest City Enterprises, Inc.
   7.63%, 06/01/15                                                             20,000                    21,450
   6.50%, 02/01/17                                                             49,000                    49,735
Fresenius Medical Care Capital Trust II
   7.88%, 02/01/08                                                            169,000                   177,661
General Electric Capital Corporation
   5.45%, 01/15/13(Delta)                                                     690,000                   709,881
General Electric Co.
   5.00%, 02/01/13(Delta)                                                   1,110,000                 1,110,164

General Motors Acceptance Corporation
   5.25%, 05/16/05                                                          1,100,000                 1,102,064
   4.75%, 05/19/05++                                                          400,000                   400,196
   7.50%, 07/15/05                                                          1,600,000                 1,612,947
   3.92%, 10/20/05++                                                        1,700,000                 1,696,385
   6.75%, 01/15/06                                                          1,450,000                 1,460,370
   6.13%, 02/01/07(Delta)                                                      40,000                    39,356
   6.15%, 04/05/07                                                            270,000                   264,975
   6.13%, 08/28/07(Delta)                                                     730,000                   712,222
   5.63%, 05/15/09(Delta)                                                     450,000                   410,889
   7.75%, 01/19/10                                                            570,000                   548,018
   7.25%, 03/02/11                                                            160,000                   148,725
General Motors Corporation
   8.38%, 07/05/33 (E)(Delta)                                                 170,000                   192,131
   8.38%, 07/15/33(Delta)                                                   3,650,000                 3,130,976
Georgia-Pacific Corporation
   8.13%, 05/15/11(Delta)                                                       4,000                     4,430
   9.50%, 12/01/11(Delta)                                                      15,000                    17,775
   9.38%, 02/01/13                                                              4,000                     4,490
Greenpoint Financial Corporation
   3.20%, 06/06/08                                                            300,000                   289,168
HCA, Inc.
   6.95%, 05/01/12                                                            250,000                   260,739
   7.69%, 06/15/25                                                            150,000                   154,994
Heinz (H.J.) Co.
   6.19%, 12/01/20++@                                                       1,500,000                 1,522,026
Hertz Corporation
   8.25%, 06/01/05                                                            200,000                   200,909
Host Marriott LP
   9.50%, 01/15/07(Delta)                                                     550,000                   583,000
   9.25%, 10/01/07                                                             32,000                    34,400
HSBC Bank USA NA
   3.12%, 09/21/07++                                                        1,300,000                 1,301,906
HSBC Finance Corporation
   8.00%, 07/15/10                                                            440,000                   503,896
   7.00%, 05/15/12                                                            390,000                   435,360
   6.38%, 11/27/12(Delta)                                                      70,000                    75,801
IMC Global, Inc.
   10.88%, 06/01/08                                                            49,000                    56,350
   10.88%, 08/01/13                                                            50,000                    60,000
International Paper Co.
   5.50%, 01/15/14                                                            265,000                   270,055
iStar Financial, Inc.
   8.75%, 08/15/08                                                            200,000                   223,886
   6.50%, 12/15/13                                                            125,000                   130,353
   5.70%, 03/01/14                                                            400,000                   395,308
JPMorgan Chase & Co.
   5.75%, 01/02/13                                                            320,000                   333,055
JPM Capital Trust II
   7.95%, 02/01/27                                                            700,000                   753,912
Kansas City Southern Railway
   9.50%, 10/01/08                                                            119,000                   130,305
La Quinta Properties, Inc.
   7.00%, 08/15/12                                                             20,000                    20,350
Lamar Media Corporation
   7.25%, 01/01/13                                                            100,000                   104,500
Lehman Brothers Holdings, Inc.
   4.00%, 01/22/08(Delta)                                                     570,000                   562,968
Liberty Media Corporation
   4.51%, 09/17/06++(Delta)                                                 1,390,000                 1,408,807
   5.70%, 05/15/13                                                            315,000                   297,369
   3.75%, 02/15/30 CONV                                                        40,000                    24,750
Liberty Mutual Group
   5.75%, 03/15/14 144A                                                       250,000                   246,136
   7.00%, 03/15/34 144A                                                        75,000                    77,416
Lockheed Martin Corporation

   8.50%, 12/01/29(Delta)                                                     190,000                   258,228
Lubrizol Corporation
   4.63%, 10/01/09                                                            475,000                   468,381
   5.50%, 10/01/14                                                            150,000                   150,494
Lyondell Chemical Co.
   9.63%, 05/01/07  144A                                                       48,000                    51,720
   9.88%, 05/01/07(Delta)                                                     199,000                   204,970
MacDermid, Inc.
   9.13%, 07/15/11                                                            111,000                   119,603
Manor Care, Inc.
   8.00%, 03/01/08                                                             87,000                    94,673
Mediacom LLC
   9.50%, 01/15/13(Delta)                                                     500,000                   501,250
Merrill Lynch & Co., Inc.
   3.38%, 09/14/07(Delta)                                                     420,000                   412,028
Millennium America, Inc.
   9.25%, 06/15/08(Delta)                                                       4,000                     4,310
Nabisco, Inc.
   7.55%, 06/15/15                                                          1,530,000                 1,808,226
New Cingular Wireless Services, Inc.
   7.88%, 03/01/11                                                            100,000                   113,876
   8.13%, 05/01/12                                                            135,000                   157,928
Nextel Communications, Inc.
   5.95%, 03/15/14                                                            294,000                   294,000
   7.38%, 08/01/15                                                            130,000                   137,963
Niagara Mohawk Power Corporation
   7.75%, 10/01/08                                                          1,340,000                 1,481,163
Nortek, Inc.
   8.50%, 09/01/14                                                            125,000                   121,250
Northrop Grumman Corporation
   4.08%, 11/16/06                                                            280,000                   279,747
Omnicare, Inc.
   8.13%, 03/15/11                                                            239,000                   252,743
Oncor Electric Delivery Co.
   6.38%, 01/15/15                                                            140,000                   151,122
Oxford Industries, Inc.
   8.88%, 06/01/11                                                             60,000                    63,900
Pacific Energy Partners LP
   7.13%, 06/15/14                                                             60,000                    62,400
Pacific Gas & Electric Co.
   3.26%, 04/03/06++(Delta)                                                   849,000                   851,411
   6.05%, 03/01/34                                                            710,000                   731,555
Patrons' Legacy
   5.65%, 01/17/17 144A                                                       640,000                   643,949
Peabody Energy Corporation
   6.88%, 03/15/13(Delta)                                                     145,000                   150,075
Pemex Project Funding Master Trust
   9.13%, 10/13/10                                                          1,075,000                 1,244,313
PHH Corporation
   6.00%, 03/01/08                                                            475,000                   490,835
   7.13%, 03/01/13                                                            200,000                   220,448
Plains Exploration & Production Co.
   7.13%, 06/15/14(Delta)                                                     100,000                   105,000
Pliant Corporation
   8.22%, 06/15/09 STEP(Omega)                                                250,000                   226,250
Popular North America, Inc.
   6.13%, 10/15/06                                                            200,000                   205,483
   4.25%, 04/01/08                                                            300,000                   298,195
   3.88%, 10/01/08                                                            250,000                   245,976
PP&L Capital Funding, Inc.
   7.75%, 04/15/05                                                            700,000                   700,790
PPL Capital Funding Trust I
   7.29%, 05/18/06                                                          1,400,000                 1,443,550
Pride International, Inc.
   7.38%, 07/15/14                                                            130,000                   138,450
Prudential Funding LLC

   6.60%, 05/15/08 144A                                                       600,000                   636,617
PVNGS II Funding Corporation, Inc.
   8.00%, 12/30/15                                                          1,800,000                 1,957,163
Qwest Capital Funding, Inc.
   7.25%, 02/15/11(Delta)                                                     200,000                   187,500
Qwest Corporation
   5.63%, 11/15/08(Delta)                                                     600,000                   598,500
   9.13%, 03/15/12 144A                                                       250,000                   273,125
   7.50%, 06/15/23                                                            500,000                   465,000
Rabobank Capital Funding Trust III
   5.25%, 10/31/49 144A++                                                     250,000                   248,133
Raytheon Co.
   6.00%, 12/15/10                                                              5,000                     5,282
   5.50%, 11/15/12(Delta)                                                      10,000                    10,344
   5.38%, 04/01/13                                                            115,000                   116,867
Reader's Digest Association,  Inc.
   6.50%, 03/01/11                                                             40,000                    40,100
Ryland Group, Inc.
   9.75%, 09/01/10                                                            136,000                   143,773
Safeco Corporation
   4.20%, 02/01/08                                                            450,000                   446,238
SBC Communications, Inc.
   4.13%, 09/15/09(Delta)                                                     425,000                   413,779
   5.10%, 09/15/14                                                            420,000                   410,122
Schuler Homes, Inc.
   9.38%, 07/15/09                                                             38,000                    40,025
Simon Property Group LP
   7.38%, 01/20/06                                                            900,000                   922,806
Sithe/Independence Funding Corporation
   9.00%, 12/30/13                                                             30,000                    33,549
SLM Corporation
   4.09%, 04/01/09++                                                        1,100,000                 1,086,249
Smithfield Foods, Inc.
   7.00%, 08/01/11                                                             30,000                    30,863
Solo Cup Co.
   8.50%, 02/15/14                                                             30,000                    30,150
Sonat, Inc.
   7.63%, 07/15/11                                                            460,000                   456,550
Southern California Edison Co.
   6.38%, 01/15/06                                                            500,000                   509,399
Southern Natural Gas Co.
   8.88%, 03/15/10(Delta)                                                     130,000                   141,609
   8.00%, 03/01/32                                                            400,000                   431,468
Sovereign Bancorp, Inc.
   3.20%, 08/25/06++                                                          300,000                   300,299
Sovereign Bank
   5.13%, 03/15/13                                                             50,000                    49,466
   4.38%, 08/01/13++(Delta)                                                   525,000                   515,588
Sprint Capital Corporation
   4.78%, 08/17/06 STEP                                                       710,000                   714,601
   6.00%, 01/15/07                                                            340,000                   349,659
   6.13%, 11/15/08                                                            510,000                   533,488
   8.38%, 03/15/12                                                            300,000                   351,083
   6.88%, 11/15/28                                                            775,000                   832,203
Suburban Propane Partners LP
   6.88%, 12/15/13(Delta)                                                      30,000                    29,700
   6.88%, 12/15/13 144A                                                        90,000                    89,100
TCI Communications Financing III
   9.65%, 03/31/27                                                          2,610,000                 2,963,999
Tenet Healthcare Corporation
   7.38%, 02/01/13(Delta)                                                     170,000                   161,075
   9.25%, 02/01/15 144A(Delta)                                              1,655,000                 1,659,137
Terex Corporation
   7.38%, 01/15/14                                                             20,000                    20,500
Time Warner Entertainment Co. LP
   8.38%, 07/15/33(Delta)                                                     320,000                   403,519

     Time Warner, Inc.
        6.88%, 05/01/12(Delta)                                                110,000                   120,299
        7.70%, 05/01/32(Delta)                                              1,310,000                 1,560,088
     Toys "R" Us, Inc.
        7.38%, 10/15/18                                                       170,000                   142,800
     TXU Corporation
        4.80%, 11/15/09 144A                                                  575,000                   557,610
        6.50%, 11/15/24 144A                                                  475,000                   455,141
        6.55%, 11/15/34 144A                                                  160,000                   152,167
     TXU Energy Co. LLC
        3.42%, 01/17/06 144A++                                                885,000                   885,117
        7.00%, 03/15/13(Delta)                                                150,000                   164,409
     Tyco International Group SA Participation Cetrificate
     Trust
        4.44%, 06/15/07 144A@                                                 400,000                   400,340
     Tyson Foods, Inc.
        7.25%, 10/01/06                                                       100,000                   104,377
        8.25%, 10/01/11(Delta)                                                250,000                   290,340
     Unilever Capital Corporation
        7.13%, 11/01/10(Delta)                                                285,000                   319,571
     Union Pacific Corporation
        6.65%, 01/15/11                                                       260,000                   282,435
     United Air Lines, Inc.
        9.21%, 01/21/17#@                                                     200,000                    96,015
        9.56%, 10/19/18#@                                                     262,152                   102,322
     United Telephone Co. of Kansas
        6.89%, 07/01/08@                                                      500,000                   520,413
     Ventas Realty LP
        8.75%, 05/01/09(Delta)                                                 70,000                    76,475
        9.00%, 05/01/12                                                        30,000                    34,200
     Verizon Global Funding Corporation
        6.88%, 06/15/12(Delta)                                                 40,000                    44,123
        4.38%, 06/01/13(Delta)                                                140,000                   133,100
     Verizon Wireless Capital LLC
        2.93%, 05/23/05 144A++                                              1,200,000                 1,199,881
     Vintage Petroleum, Inc.
        8.25%, 05/01/12                                                       250,000                   271,875
     Washington Mutual, Inc.
        8.25%, 04/01/10                                                       250,000                   283,888
     Waste Management, Inc.
        7.75%, 05/15/32                                                       980,000                 1,204,360
     Westlake Chemical Corporation
        8.75%, 07/15/11                                                        22,000                    24,173
     Weyerhaeuser Co.
        6.00%, 08/01/06                                                       200,000                   205,060
        6.75%, 03/15/12(Delta)                                                705,000                   775,409
     Williams Cos., Inc.
        7.50%, 01/15/31                                                       270,000                   284,850
        7.75%, 06/15/31                                                       200,000                   217,000
        8.75%, 03/15/32(Delta)                                              1,130,000                 1,347,524
     Xerox Corporation
        7.13%, 06/15/10                                                       250,000                   259,688
     XTO Energy, Inc.
        7.50%, 04/15/12                                                        43,000                    49,325
        6.25%, 04/15/13(Delta)                                                255,000                   274,377
                                                                                                    -----------
TOTAL CORPORATE BONDS
   (Cost $115,953,728)                                                                              118,882,559
                                                                                                    -----------

FOREIGN BONDS - 9.0%
AUSTRALIA - 0.2%
     Australian Government Bond
        5.25%, 08/15/10 (A)                                                 2,430,000                 1,841,836
     QBE Insurance Group, Ltd.
        5.65%, 07/01/23 144A++                                                525,000                   519,035
                                                                                                    -----------

                                                                                                      2,360,871
                                                                                                      ---------
BAHAMAS - 0.0%
     Teekay Shipping Corporation
        8.88%, 07/15/11                                                       176,000                   197,120
                                                                                                      ---------
BERMUDA - 0.5%
     Arch Capital Group, Ltd.
        7.35%, 05/01/34                                                       550,000                   604,445
     Intelsat, Ltd.
        6.50%, 11/01/13(Delta)                                                110,000                    88,825
     Tyco International Group SA
        6.38%, 06/15/05                                                       250,000                   251,286
        6.38%, 02/15/06                                                       100,000                   101,786
        5.80%, 08/01/06                                                       800,000                   817,066
        6.13%, 11/01/08(Delta)                                                 90,000                    94,520
        6.00%, 11/15/13                                                     2,920,000                 3,070,999
                                                                                                      ---------
                                                                                                      5,028,927
                                                                                                      ---------

BRAZIL - 0.9%
     Federal Republic of Brazil
        8.00%, 04/15/05                                                       757,610                   754,798
        3.06%, 04/15/06++(Delta)                                              528,000                   527,893
        14.50%, 10/15/09(Delta)                                               900,000                 1,130,400
        12.00%, 04/15/10(Delta)                                               410,000                   481,750
        2.19%, 04/15/12++                                                     388,238                   365,187
        3.13%, 04/15/12++                                                     132,354                   125,030
        8.00%, 04/15/14                                                       445,658                   444,004
        10.13%, 05/15/27A                                                     800,000                   844,000
        11.00%, 08/17/40A                                                   3,625,000                 4,039,157
                                                                                                      ---------
                                                                                                      8,712,219
                                                                                                      ---------

BULGARIA - 0.1%
     Republic of Bulgaria
        8.25%, 01/15/15 144A                                                  260,000                   314,600
        8.25%, 01/15/15                                                       480,000                   584,880
                                                                                                      ---------
                                                                                                        899,480
                                                                                                      ---------
CANADA - 0.6%
     Bombardier Capital Funding LP
        6.13%, 05/14/07 (E)                                                   250,000                   329,905
     Canadian Government Inflationary Index Bond
        4.00%, 12/01/31                                                     1,460,000                 1,950,427
     Cascades, Inc.
        7.25%, 02/15/13                                                       106,000                   109,180
     Conoco Funding Co.
        7.25%, 10/15/31                                                       315,000                   388,641
     General Motors Nova Scotia Finance Co.
        6.85%, 10/15/08                                                     1,670,000                 1,604,227
     Hydro Quebec
        6.30%, 05/11/11                                                       305,000                   330,251
     Rogers Cable, Inc.
        5.50%, 03/15/14                                                       250,000                   230,625
     Rogers Wireless Communications, Inc.
        6.14%, 12/15/10++                                                     250,000                   260,000
        6.38%, 03/01/14 144A                                                  100,000                    97,500
        7.50%, 03/15/15                                                        10,000                    10,375
     Sun Media Corporation
        7.63%, 02/15/13                                                        50,000                    52,250
     Western Oil Sands, Inc.
        8.38%, 05/01/12                                                        95,000                   108,634
                                                                                                      ---------
                                                                                                      5,472,015
                                                                                                      ---------

CAYMAN ISLANDS - 0.2%
     ACE, Ltd.
        6.00%, 04/01/07                                                       350,000                   358,573
     Mizuho Financial Group (Cayman), Ltd.
        5.79%, 04/15/14 144A                                                  500,000                   507,535
     Systems 2001 Asset Trust LLC
        6.66%, 09/15/13 144A                                                  910,570                   987,580
                                                                                                      ---------
                                                                                                      1,853,688
                                                                                                      ---------

CHILE - 0.0%

     Codelco, Inc.
        4.75%, 10/15/14 144A                                                  210,000                   199,693
     Empresa Nacional de Electricidad SA
        8.35%, 08/01/13                                                       130,000                   145,999
                                                                                                     ----------
                                                                                                        345,692
                                                                                                     ----------

COLOMBIA - 0.1%
     Republic of Colombia
        10.50%, 07/09/10(Delta)                                                60,000                    66,300
        11.75%, 02/25/20(Delta)                                               605,000                   722,975
                                                                                                     ----------
                                                                                                        789,275
                                                                                                     ----------

EL SALVADOR - 0.0%
     Republic of El Salvador
        8.25%, 04/10/32                                                       100,000                   102,103
                                                                                                     ----------
FRANCE - 0.8%
     Compagnie Generale de Geophysique SA
        10.63%, 11/15/07                                                       42,000                    44,415
     France Government Inflationary Index Bond
        3.00%, 07/25/09                                                     4,750,000                 7,379,446
     Legrand SA
        8.50%, 02/15/25                                                       250,000                   302,500
                                                                                                     ----------
                                                                                                      7,726,361
                                                                                                     ----------

GERMANY - 0.6%
     Deutsche Bundesrepublik
        5.00%, 01/04/12 (E)                                                 1,150,000                 1,644,333
        6.50%, 07/04/27 (E)                                                 2,300,000                 4,034,620
     Morgan Stanley (Gazprom)
        9.63%, 03/01/13 144A                                                  110,000                   126,225
        9.63%, 03/01/13                                                        40,000                    45,832
                                                                                                     ----------
                                                                                                      5,851,010
                                                                                                     ----------

GUATEMALA - 0.0%
     Republic of Guatemala
        8.13%, 10/06/34 144A(Delta)                                           170,000                   173,400
                                                                                                     ----------
IRELAND - 0.0%
     Eircom Funding
        8.25%, 08/15/13(Delta)                                                130,000                   142,025
                                                                                                     ----------
ISRAEL - 0.1%
     Israel Government
        10.00%, 05/31/12 (I)                                                1,000,000                   274,788
        7.50%, 03/31/14 (I)                                                 3,320,000                   796,328
                                                                                                     ----------
                                                                                                      1,071,116
                                                                                                     ----------

ITALY - 0.5%
     Republic of Italy
        3.75%, 06/08/05 (J)                                               220,000,000                 2,065,138
        3.80%, 03/27/08 (J)                                               156,000,000                 1,611,937
     Telecom Italia Capital SA
        5.25%, 11/15/13                                                       165,000                   163,292
        4.95%, 09/30/14 144A                                                1,285,000                 1,233,199
                                                                                                     ----------
                                                                                                      5,073,566
                                                                                                     ----------

JAPAN - 0.0%
     Chuo Mitsui Trust & Banking Co., Ltd.
        5.51%, 12/31/49 144A++                                                250,000                   239,494
                                                                                                     ----------
MALAYSIA - 0.1%
     Petronas Capital, Ltd.
        7.88%, 05/22/22 144A(Delta)                                           430,000                   516,243
                                                                                                     ----------
MEXICO - 1.1%
     America Movil SA de CV
        4.13%, 03/01/09(Delta)                                                850,000                   819,586
        6.38%, 03/01/35                                                       250,000                   227,446
     United Mexican States
        7.50%, 01/14/12(Delta)                                                750,000                   829,875
        8.00%, 12/19/13 (M)                                                30,900,000                 2,407,156
        11.50%, 05/15/26(Delta)                                             1,070,000                 1,621,050
        8.30%, 08/15/31                                                       220,000                   252,450
        7.50%, 04/08/33                                                     4,072,000                 4,326,500
                                                                                                     ----------
                                                                                                     10,484,063
                                                                                                     ----------

NETHERLANDS - 0.1%

     Deutsche Telekom International Finance BV
        8.25%, 06/15/05                                                       225,000                   227,181
        8.75%, 06/15/30                                                       600,000                   787,033
     TPSA Finance BV
        7.75%, 12/10/08 144A                                                  375,000                   411,592
                                                                                                     ----------
                                                                                                      1,425,806
                                                                                                     ----------

PANAMA - 0.2%
     Republic of Panama
        8.25%, 04/22/08                                                       520,000                   556,400
        9.63%, 08/08/11                                                       110,000                   124,850
        10.75%, 05/15/20(Delta)                                               397,000                   494,265
        9.38%, 01/16/23(Delta)                                                550,000                   618,750
                                                                                                     ----------
                                                                                                      1,794,265
                                                                                                     ----------

PERU - 0.1%
     Republic of Peru
        5.00%, 03/07/17++                                                     290,400                   273,886
        5.00%, 03/07/17 144A++                                                510,000                   484,500
        8.75%, 11/21/33                                                        60,000                    62,700
                                                                                                     ----------
                                                                                                        821,086
                                                                                                     ----------

QATAR - 0.1%
     State of Qatar
        9.75%, 06/15/30                                                       500,000                   728,100
                                                                                                     ----------
RUSSIA - 1.2%
     Russian Federation
        8.25%, 03/31/10(Delta)                                              2,970,000                 3,206,411
        5.00%, 03/31/30 STEP                                                7,380,000                 7,568,191
                                                                                                     ----------
                                                                                                     10,774,602
                                                                                                     ----------
SINGAPORE - 0.1%
     DBS Bank, Ltd.
        5.00%, 11/15/19 144A++                                                750,000                   727,910
                                                                                                     ----------
SOUTH AFRICA - 0.2%
     Republic of South Africa
        13.00%, 08/31/10 (R)(Delta)                                         8,810,000                 1,693,992
                                                                                                     ----------
SOUTH KOREA - 0.0%
     Export-Import Bank of Korea
        5.25%, 02/10/14 144A(Delta)                                           235,000                   233,409
                                                                                                     ----------
UNITED KINGDOM - 1.2%
     BP Capital Markets PLC
        2.75%, 12/29/06                                                       740,000                   725,617
     HBOS Capital Funding LP
        6.07%, 12/31/49 144A++                                              1,100,000                 1,153,752
     HSBC Capital Funding LP
        4.61%, 12/29/49 144A++@                                               960,000                   914,315
     United Kingdom Treasury Note
        5.00%, 03/07/12 (U)                                                 2,300,000                 4,426,620
        4.75%, 09/07/15 (U)                                                 2,000,000                 3,797,530
                                                                                                     ----------
                                                                                                     11,017,834
                                                                                                     ----------
VENEZUELA - 0.0%
     Petrozuata Finance, Inc.
        8.22%, 04/01/17 144A                                                  140,000                   131,600
                                                                                                     ----------
TOTAL FOREIGN BONDS
   (Cost $84,270,402)                                                                                86,387,272
                                                                                                     ----------

MORTGAGE-BACKED SECURITIES - 31.6%

     ABN Amro Mortgage Corporation
        12.57%, 06/25/33 IO(Omega)@                                         1,005,241                    98,130
     Bear Stearns Adjustable Rate Mortgage Trust
        5.64%, 02/25/33++                                                     592,530                   590,322
        3.51%, 06/25/34++                                                   2,900,000                 2,783,201
     Bear Stearns Alt-A Trust
        3.17%, 02/25/34 STEP                                                  616,159                   616,083
     Chevy Chase Funding LLC

   2.77%, 07/25/34++                                                        2,091,116                 2,105,042
Commerical Mortgage Asset Trust
   7.55%, 01/17/10++                                                          440,000                   485,973
Countrywide Home Loan Mortgage Pass Through
Trust
   3.39%, 03/25/35++                                                        1,986,080                 2,005,941
Credit-Based Asset Servicing and Securitization
   3.14%, 08/25/33++                                                          506,202                   506,841
CS First Boston Mortgage Securities Corporation
   16.45%, 04/25/33 IO(Omega)@                                                161,344                    10,120
   2.01%, 05/25/33 IO(Omega)@                                                 180,672                     7,988
   18.87%, 06/25/33 IO(Omega)@                                                137,133                     8,780
   11.69%, 07/25/33 IO(Omega)@                                              1,052,199                   125,743
   21.08%, 07/25/33 IO++(Omega)@                                            1,065,713                    13,655
   20.68%, 08/25/33 IO++(Omega)@                                            1,101,133                    10,229
   3.18%, 03/25/34++                                                          493,927                   494,250
Federal Home Loan Mortgage Corporation
   8.00%, 10/01/07                                                              1,053                     1,083
   5.50%, 08/15/14                                                            887,490                   894,308
   7.00%, 11/01/14                                                            203,433                   213,779
   7.00%, 04/01/15                                                            163,715                   172,041
   8.00%, 06/01/15                                                              9,555                     9,881
   7.00%, 12/01/15                                                            115,606                   121,503
   6.00%, 04/15/16                                                            466,985                   471,976
   8.50%, 06/01/16                                                             28,118                    30,452
   8.50%, 06/01/18                                                             19,592                    21,218
   6.50%, 01/01/20                                                          5,574,055                 5,788,703
   0.11%, 04/15/22 PO(Omega)@                                                  74,140                    73,852
   8.00%, 08/01/24                                                             14,459                    15,601
   7.50%, 11/01/29                                                             46,071                    49,367
   7.50%, 12/01/29                                                             68,890                    73,819
   7.50%, 02/01/31                                                            110,115                   117,917
   3.89%, 07/01/31++                                                          218,116                   221,251
   5.62%, 08/01/31++                                                          134,052                   135,979
   14.67%, 08/15/31 IO(Omega)@                                                978,551                   119,570
   7.50%, 11/01/31                                                             61,618                    65,975
   4.44%, 04/01/32++                                                           82,175                    83,356
   4.32%, 03/01/34++                                                           34,697                    35,196
   6.50%, 07/01/34                                                          2,485,597                 2,579,655
   6.50%, 10/01/34                                                            854,921                   890,829
Federal Housing Administration
   7.43%, 10/01/18++                                                          418,897                   418,850
Federal National Mortgage Association
   6.50%, 04/26/06                                                            392,326                   402,774
   43.52%, 10/25/08 IO++(Omega)@                                              642,099                    75,067
   6.50%, 03/25/11                                                            741,145                   740,193
   8.00%, 06/01/15                                                            108,304                   114,567
   8.00%, 06/15/15                                                             75,968                    80,361
   8.00%, 07/01/15                                                            153,316                   162,181
   8.00%, 09/01/15                                                            152,792                   161,627
   6.00%, 10/25/15                                                            569,066                   573,593
   6.00%, 05/01/16                                                            397,350                   410,568
   6.00%, 07/01/16                                                             69,624                    71,940
   6.00%, 02/01/17                                                            762,614                   788,203
   5.00%, 12/01/17                                                            232,669                   232,696
   5.50%, 02/01/18                                                            353,573                   360,576
   4.50%, 05/01/19 TBA                                                     25,000,000                24,390,625
   4.50%, 04/18/20 TBA                                                      2,000,000                 1,955,000
   10.52%, 08/25/21 IO(Omega)@                                                    490                    10,374
   12.48%, 10/25/21 IO(Omega)@                                                  1,051                    19,730
   18.85%, 01/25/22++                                                         440,275                   535,106
   4.06%, 03/25/22++                                                          563,391                   560,518
   9.50%, 05/01/22                                                             13,969                    15,389
   3.21%, 07/01/22++                                                           75,818                    76,915
   6.00%, 01/01/23                                                            297,141                   305,865

   9.50%, 07/01/24                                                             27,555                    30,275
   6.50%, 05/12/27 TBA                                                      4,700,000                 4,876,250
   3.37%, 07/01/27++                                                           76,704                    77,872
   4.12%, 08/01/27++                                                          301,494                   305,828
   3.37%, 11/01/27++                                                          153,762                   156,104
   6.50%, 12/25/28                                                            202,289                   203,279
   6.50%, 12/01/29                                                            517,314                   539,217
   6.50%, 01/01/30 TBA                                                     12,000,000                12,427,501
   7.39%, 02/01/30++                                                          204,924                   207,870
   6.07%, 06/01/30++                                                          214,453                   217,536
   8.00%, 10/01/30                                                            173,423                   186,707
   3.28%, 10/18/30++                                                          145,690                   146,715
   4.74%, 12/01/30++                                                           61,846                    62,735
   3.37%, 01/01/31++                                                           37,997                    38,541
   6.06%, 04/01/31++                                                          124,123                   125,907
   6.21%, 05/01/31++                                                           99,995                   101,956
   3.63%, 06/01/31++                                                          111,296                   112,896
   3.72%, 06/01/31++                                                           70,838                    71,857
   5.45%, 06/01/31++                                                           86,439                    87,682
   6.50%, 12/01/31                                                          1,322,108                 1,375,793
   14.34%, 12/25/31 IO(Omega)@                                                857,271                    91,854
   6.00%, 01/01/32                                                            177,863                   182,036
   6.00%, 03/01/32                                                            651,516                   666,801
   6.50%, 03/01/32                                                            781,425                   815,369
   8.00%, 03/01/32                                                              8,240                     8,866
   6.00%, 04/01/32                                                          1,349,128                 1,380,782
   3.37%, 06/01/32++                                                           58,271                    59,074
   3.21%, 08/01/32++                                                           72,403                    73,392
   3.52%, 02/01/33++                                                           82,006                    83,185
   3.21%, 05/01/33++                                                          156,258                   158,345
   4.50%, 08/01/33                                                          3,428,742                 3,258,421
   6.00%, 04/01/34 TBA                                                      9,600,000                 9,810,000
   4.50%, 04/25/34 TBA                                                     12,600,000                11,954,250
   5.50%, 05/01/34 TBA                                                      5,000,000                 4,993,750
   6.50%, 11/01/34                                                            463,703                   481,432
   5.00%, 04/01/35 TBA                                                      4,700,000                 4,594,250
   5.50%, 04/13/35 TBA                                                     11,500,000                11,517,964
   6.00%, 05/01/35 TBA                                                     16,000,000                16,315,008
   5.00%, 05/12/35 TBA                                                     71,500,000                69,690,193
   3.37%, 11/01/35++                                                           75,383                    76,413
   4.20%, 05/01/36++                                                          901,120                   922,416
   3.37%, 12/01/37++                                                          319,898                   324,314
   3.37%, 01/01/38++                                                          148,883                   150,948
   3.42%, 06/01/40++                                                          381,336                   386,818
   3.42%, 10/01/40++                                                        1,030,222                 1,045,031
   3.37%, 11/01/40++                                                          139,951                   141,909
FFCA Secured Lending Corporation
   8.00%, 07/18/20 IO 144A++(Omega)@                                        3,125,133                   183,883
Financial Asset Securitization, Inc.
   7.25%, 07/25/27                                                             22,062                    22,011
First Nationwide Trust
   8.50%, 09/25/31                                                             28,039                    28,030
First Union Commercial Mortgage Securities, Inc.
   7.38%, 04/18/07                                                          4,522,044                 4,736,491
First Union National Bank Commercial Mortgage
Trust
   7.20%, 09/15/10                                                          1,500,000                 1,667,816
GMAC Commercial Mortgage Securities, Inc.
   6.87%, 08/15/07                                                            440,702                   461,197
Government National Mortgage Association
   7.00%, 10/15/25                                                             76,735                    81,458
   7.00%, 01/15/26                                                             58,318                    61,842
   7.00%, 07/15/27                                                            404,579                   428,587
   7.00%, 12/15/27                                                              6,630                     7,023
   7.00%, 01/15/28                                                             34,537                    36,570

   7.00%, 03/15/28                                                            523,164                   554,254
   12.71%, 06/20/28 IO(Omega)@                                                 40,036                     1,168
   7.00%, 07/15/28                                                             55,310                    58,567
   7.50%, 07/15/28                                                             16,234                    17,429
   6.50%, 08/15/28                                                             72,756                    76,164
   7.00%, 08/15/28                                                             83,530                    88,448
   7.50%, 08/15/28                                                             60,931                    65,416
   6.50%, 09/15/28                                                            278,936                   292,005
   7.00%, 10/15/28                                                             83,414                    88,326
   7.50%, 12/15/28                                                              9,585                    10,290
   6.00%, 02/20/29                                                              1,989                     1,985
   7.50%, 03/15/29                                                            129,097                   138,718
   7.50%, 11/15/29                                                            127,729                   137,049
   4.13%, 11/20/29++                                                          362,209                   367,543
   8.50%, 08/15/30                                                             12,122                    13,190
   6.50%, 08/20/30                                                             26,934                    26,886
   8.50%, 11/20/30                                                             84,572                    91,687
   7.50%, 02/15/31                                                             39,100                    41,932
   6.50%, 08/15/31                                                            523,476                   546,943
   7.50%, 08/15/31                                                            275,525                   295,485
   6.50%, 10/15/31                                                            813,987                   850,675
   6.00%, 11/15/31                                                          1,466,740                 1,507,740
   6.50%, 11/15/31                                                            532,989                   556,882
   6.00%, 12/15/31                                                            607,798                   624,788
   6.00%, 01/15/32                                                          1,045,898                 1,076,688
   6.00%, 02/15/32                                                          1,199,941                 1,233,483
   6.50%, 02/15/32                                                          1,102,034                 1,152,039
   7.50%, 02/15/32                                                             47,526                    50,967
   24.41%, 02/16/32++                                                         429,777                   526,041
   6.00%, 04/15/32                                                          1,078,139                 1,109,879
   6.50%, 04/15/32                                                            945,315                   987,691
   7.50%, 04/15/32                                                            261,043                   279,939
   6.50%, 06/15/32                                                          3,019,821                 3,157,071
   6.50%, 07/15/32                                                            484,586                   506,309
   6.50%, 08/15/32                                                          1,729,333                 1,806,856
   6.50%, 09/15/32                                                          1,478,752                 1,545,042
   6.00%, 10/15/32                                                          1,153,487                 1,185,730
   6.00%, 11/15/32                                                          1,286,273                 1,322,671
   6.00%, 12/15/32                                                            597,119                   613,810
   6.50%, 12/15/32                                                             63,361                    66,201
   6.00%, 01/15/33                                                            550,616                   566,007
   6.00%, 02/15/33                                                            458,478                   471,294
   6.50%, 03/15/33                                                            374,240                   391,017
   6.50%, 04/15/33                                                          3,605,406                 3,767,029
   6.00%, 05/15/33                                                          5,140,889                 5,284,592
   6.50%, 05/15/33                                                            456,439                   476,901
   6.00%, 06/15/33                                                            541,402                   556,536
   5.00%, 08/15/33                                                          1,642,503                 1,621,883
   5.00%, 09/15/33                                                          1,816,219                 1,793,417
   5.00%, 10/15/33                                                            602,276                   594,715
   6.00%, 10/15/33                                                          1,836,688                 1,888,029
   6.50%, 10/15/33                                                            769,292                   803,778
   6.00%, 12/15/33                                                          2,323,810                 2,388,767
   5.00%, 04/01/34 TBA                                                      8,500,000                 8,380,473
Impac CMB Trust
   3.13%, 08/25/32++                                                          748,323                   748,608
   3.31%, 03/25/33++                                                          453,513                   455,011
   3.21%, 10/25/34++                                                        1,370,985                 1,371,838
Indymac ARM Trust
   3.87%, 09/28/31++                                                          129,222                   129,019
LB-UBS Commercial Mortgage Trust
   6.23%, 06/15/36 IO 144A++(Omega)@                                        5,290,827                   248,306
Master Reperforming Loan Trust
   7.00%, 08/25/34 144A                                                     2,000,000                 2,093,080
Merrill Lynch Mortgage Investors, Inc.
   5.11%, 05/25/32++                                                           41,903                    41,798

     MLCC Mortgage Investors, Inc.
        3.73%, 09/25/27 STEP                                                3,210,314                 3,202,049
        3.55%, 03/25/28++                                                     335,451                   337,580
        3.38%, 03/25/30++                                                   1,195,668                 1,193,067
     Nomura Asset Securities Corporation
        7.07%, 04/13/36                                                       280,874                   285,961
        7.12%, 04/13/36                                                     2,000,000                 2,061,507
     Residential Asset Mortgage Products, Inc.
        1.57%, 07/25/41 144A++                                              1,424,077                 1,428,634
     Residential Asset Securitization Trust
        3.30%, 04/25/33++                                                     362,449                   362,725
     Sequoia Mortgage Trust
        3.23%, 07/20/33++                                                   1,605,849                 1,608,588
        3.45%, 09/20/34++                                                     878,467                   879,671
        3.66%, 11/20/34 STEP                                                1,833,351                 1,839,242
        3.17%, 02/20/35 STEP                                                  984,077                   982,084
        3.36%, 03/20/35 STEP                                                1,991,198                 1,987,726
     Structured Asset Securities Corporation
        7.50%, 07/25/16                                                        99,572                    99,365
     Washington Mutual, Inc.
        20.43%, 01/25/08 IO++(Omega)@                                       1,260,042                    25,807
        19.92%, 05/25/08 IO(Omega)@                                         2,594,021                    16,513
        19.78%, 06/25/08 IO++(Omega)@                                       4,003,751                    64,092
        3.12%, 12/25/27 STEP                                                5,202,592                 5,197,497
        4.68%, 02/25/33++                                                     263,247                   264,162
        3.42%, 06/25/42++                                                     410,265                   414,052
        20.54%, 01/01/49 IO++(Omega)@                                       3,088,002                    20,915
     Wells Fargo Mortgage Backed Securities Trust
        3.54%, 09/25/34++                                                   2,440,000                 2,335,630
                                                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $303,142,571)                                                                              304,515,529
                                                                                                    -----------

MUNICIPAL BONDS - 1.2%

     Las Vegas Valley, Nevada Water District, Series A
     General Obligation Bond (FGIC Insured)
        5.00%, 06/01/32                                                     1,000,000                 1,024,860
     Massachusetts State Special Obligation, Series A
     Revenue Bond, Pre-refunded 06/01/12 @ $100 (FGIC Insured)
        5.00%, 06/01/21                                                     2,945,000                 3,195,177
     Massachusetts State Water Resources Authority,
     Series J Revenue Bond (FSA Insured)
        5.00%, 08/01/32                                                     1,250,000                 1,282,263
     Minnesota State General Obligation Bond
        5.00%, 10/01/20                                                       200,000                   211,330
     New York State Urban Development Corporation,
     Series A Revenue Bond, Pre-refunded 03/15/12 @ 100
        5.13%, 03/15/22                                                     1,500,000                 1,640,385
     South Carolina Transportation Infrastructure Bank,
     Series A Revenue Bond (AMBAC Insured)
        5.00%, 10/01/23                                                     2,700,000                 2,810,673
     Virginia State Housing Development Authority,
     Commonwealth Mortgage, Series H Revenue Bond
     (MBIA Insured)
        5.38%, 07/01/36                                                     1,000,000                 1,019,800
                                                                                                     ----------
TOTAL MUNICIPAL BONDS
   (Cost $10,468,851)                                                                                11,184,488
                                                                                                     ----------

                                                                         NUMBER OF
                                                                         CONTRACTS
                                                                         ---------
OPTIONS - 0.0%

CALL OPTIONS - 0.0%
     5-Year U.S. Treasury Note Futures, Strike Price
     $109.50, Expires 05/20/05                                                    392                     6,125
     90-Day LIBOR Futures, Strike Price $93.25, Expires
     09/21/05 (British Pounds)                                                    133                         0
                                                                                                    -----------
                                                                                                          6,125
                                                                                                    -----------
CALL SWAPTIONS - 0.0%
     3-Month LIBOR, Strike Price $5.75, Expires 04/27/09                          280                   255,391
                                                                                                    -----------
PUT OPTIONS - 0.0%
     90-Day Eurodollar Futures, Strike Price $93.75,
     Expires 12/19/05                                                             199                     1,244
     90-Day Eurodollar Futures, Strike Price $94.00,
     Expires 09/19/05                                                              45                       281
     90-Day Eurodollar Futures, Strike Price $94.50,
     Expires 09/19/05                                                             115                       719
                                                                                                    -----------
                                                                                                          2,244
                                                                                                    -----------
PUT SWAPTIONS - 0.0%
     3-Month LIBOR, Strike Price $6.25, Expires 04/27/09                          280                   109,799
     30-Year Federal National Mortgage Association, Strike
     Price $82.88, Expires 06/06/05                                               290                     3,398
                                                                                                    -----------
                                                                                                        113,197
                                                                                                    -----------
TOTAL OPTIONS
   (Cost $359,543)                                                                                      376,957
                                                                                                    -----------

                                                                               SHARES
                                                                               ------
PREFERRED STOCKS - 0.1%

     Fannie Mae 7.00%++(Delta)                                                 16,018                   885,996
     General Motors Corporation 5.25% CONV                                     17,550                   327,834
                                                                                                    -----------
TOTAL PREFERRED STOCKS
   (Cost $1,132,579)                                                                                  1,213,830
                                                                                                    -----------

RIGHTS - 0.0%

     United Mexican States Recovery Rights Series C,
     06/30/05                                                               1,100,000                    15,400
     United Mexican States Recovery Rights Series D,
     06/30/06*                                                              1,100,000                    28,600
     United Mexican States Recovery Rights Series E,
     06/30/07*                                                              1,100,000                    25,850
                                                                                                    -----------
TOTAL RIGHTS
   (Cost $0)                                                                                             69,850
                                                                                                    -----------

SHORT-TERM INVESTMENTS - 40.8%

     AB Funds Trust - Money Market Fund (GS4 Class)(Infinity)              89,447,211                89,447,211
     Northern Institutional Liquid Assets Portfolio Section               302,864,558               302,864,558
                                                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $392,311,769)                                                                              392,311,769
                                                                                                    -----------

                                                                                 PAR
                                                                                 ---
U.S. TREASURY OBLIGATIONS - 38.2%

     U.S. Treasury Bills

   2.65%, 04/14/05(Delta)                                         $        40,800,000                40,760,957
   2.43%, 05/05/05++++                                                         30,000                    29,930
   2.45%, 05/05/05                                                             20,000                    19,953
   2.46%, 05/05/05++++                                                        145,000                   144,660
   2.52%, 05/05/05                                                             20,000                    19,953
   2.54%, 05/05/05                                                             20,000                    19,953
   2.59%, 05/05/05                                                             20,000                    19,953
   2.53%, 05/19/05(Delta)                                                     400,000                   398,635
   2.68%, 06/02/05                                                            105,000                   104,524
   2.69%, 06/02/05(Delta)                                                      20,000                    19,909
   2.74%, 06/16/05++++                                                        465,000                   462,362
   2.75%, 06/16/05                                                             40,000                    39,773
                                                                                                    -----------
                                                                                                     42,040,562
                                                                                                    -----------
U.S. Treasury Bonds
   9.00%, 11/15/18(Delta)                                                   5,800,000                 8,263,643
   8.13%, 08/15/19(Delta)                                                   2,200,000                 2,960,463
   7.88%, 02/15/21(Delta)                                                  16,700,000                22,306,257
   6.00%, 02/15/26(Delta)                                                  10,200,000                11,671,432
   5.50%, 08/15/28(Delta)                                                     250,000                   271,660
   6.25%, 05/15/30(Delta)                                                   4,490,000                 5,396,069
   5.38%, 02/15/31(Delta)                                                   6,190,000                 6,748,313
                                                                                                    -----------
                                                                                                     57,617,837
                                                                                                    -----------
U.S. Treasury Inflationary Index Bonds
   3.38%, 01/15/07++++(Delta)                                               6,320,000                 7,987,729
   4.25%, 01/15/10(Delta)                                                   1,120,000                 1,445,411
   0.88%, 04/15/10(Delta)                                                   7,730,000                 7,606,517
   1.88%, 07/15/13(Delta)                                                   1,150,000                 1,215,167
   2.00%, 07/15/14(Delta)                                                   6,550,000                 6,770,149
   2.38%, 01/15/25(Delta)                                                   2,990,000                 3,254,458
   3.88%, 04/15/29(Delta)                                                   5,518,000                 8,804,288
   3.38%, 04/15/32                                                             60,000                    72,336
                                                                                                    -----------
                                                                                                     37,156,055
                                                                                                    -----------
U.S. Treasury Notes
   2.38%, 08/31/06(Delta)                                                   4,000,000                 3,931,564
   2.88%, 11/30/06(Delta)                                                   1,600,000                 1,578,750
   3.00%, 12/31/06(Delta)                                                  20,800,000                20,542,454
   3.38%, 02/28/07(Delta)                                                   8,700,000                 8,639,170
   2.75%, 08/15/07(Delta)                                                  10,600,000                10,339,558
   3.38%, 02/15/08(Delta)                                                  21,810,000                21,489,677
   2.63%, 03/15/09(Delta)                                                     480,000                   454,950
   4.00%, 06/15/09(Delta)                                                   6,740,000                 6,713,936
   3.63%, 07/15/09                                                         40,800,000                40,023,861
   3.38%, 09/15/09(Delta)                                                   4,900,000                 4,750,516
   3.38%, 10/15/09(Delta)                                                   1,400,000                 1,355,922
   3.63%, 01/15/10                                                          2,450,000                 2,392,102
   3.63%, 02/15/10(Delta)                                                   8,170,000                 7,932,245
   6.50%, 02/15/10(Delta)                                                  15,000,000                16,521,690
   4.00%, 03/15/10(Delta)                                                   9,300,000                 9,230,259
   5.75%, 08/15/10(Delta)                                                     475,000                   509,883
   4.25%, 08/15/13(Delta)                                                     200,000                   197,289
   4.13%, 02/15/15(Delta)                                                  42,515,000                40,860,911
                                                                                                    -----------
                                                                                                    197,464,737
                                                                                                    -----------
U.S. Treasury STRIPS
   4.82%, 11/15/16(Omega)(Delta)                                              900,000                   518,004
   4.85%, 05/15/17(Omega)                                                     200,000                   111,878
   4.98%, 08/15/20(Omega)(Delta)                                           11,300,000                 5,312,921
   5.02%, 05/15/21(Omega)(Delta)                                            2,000,000                   902,080
   5.01%, 08/15/21(Omega)(Delta)                                           12,800,000                 5,702,464
   5.02%, 11/15/21(Omega)(Delta)                                           16,780,000                 7,371,890
   5.03%, 11/15/22(Omega)                                                     400,000                   166,672
   5.04%, 02/15/23(Omega)(Delta)                                              590,000                   242,807
   5.06%, 08/15/24(Omega)(Delta)                                           23,700,000                 9,018,917
   5.02%, 02/15/25(Omega)(Delta)                                            2,750,000                 1,026,680
   5.06%, 05/15/26(Omega)(Delta)                                            1,500,000                   524,189
   5.02%, 11/15/26(Omega)                                                   3,600,000                 1,232,316
   5.00%, 11/15/26(Omega)(Delta)                                            2,000,000                   687,516

        5.00%, 08/15/27(Omega)                                              3,150,000                 1,045,743
                                                                                                  -------------
                                                                                                     33,864,077
                                                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $368,463,099)                                                                              368,143,268
                                                                                                  -------------

TOTAL INVESTMENTS -- 149.1%
   (Cost $1,429,196,542)                                                                          1,435,991,704
                                                                                                  -------------

                                                                           NUMBER OF
                                                                           CONTRACTS               VALUE
                                                                           ---------         -----------------
WRITTEN OPTIONS - 0.0%
CALL OPTIONS - 0.0%
     10-Year U.S. Treasury Note Futures, Strike Price
     $112.00, Expires 05/20/05                                                   (57)                   (4,453)
     10-Year U.S. Treasury Note Futures, Strike Price
     $114.00, Expires 05/20/05                                                   (12)                     (188)
     10-Year U.S. Treasury Note Futures, Strike Price
     $115.00, Expires 05/20/05                                                   (91)                   (1,422)
                                                                                             -----------------
                                                                                                        (6,063)
                                                                                             -----------------
CALL SWAPTIONS - 0.0%
     3-Month LIBOR, Strike Price $4.00, Expires 07/03/06                      (1,380)                  (52,509)
     3-Month LIBOR, Strike Price $4.00, Expires 09/23/05                      (1,700)                  (17,204)
                                                                                             -----------------
                                                                                                       (69,713)
                                                                                             -----------------
PUT OPTIONS - 0.0%
     10-Year U.S. Treasury Note Futures, Strike Price
     $107.00, Expires 05/20/05                                                   (57)                  (11,578)
     10-Year U.S. Treasury Note Futures, Strike Price
     $108.00, Expires 05/20/05                                                   (20)                   (8,126)
     10-Year U.S. Treasury Note Futures, Strike Price $109.00,
     Expires 05/20/05                                                            (91)                  (66,828)
     20-Year U.S. Treasury Note Futures, Strike Price $108.00,
     Expires 05/20/05                                                            (65)                  (23,359)
                                                                                             -----------------
                                                                                                      (109,891)
                                                                                             -----------------
PUT SWAPTIONS - 0.0%
     3-Month LIBOR, Strike Price $6.00, Expires 07/03/06                      (1,380)                 (110,676)
     3-Month LIBOR, Strike Price $7.00, Expires 09/23/05                        (330)                     (257)
                                                                                             -----------------
                                                                                                      (110,933)
                                                                                             -----------------
TOTAL WRITTEN OPTIONS
   (Premiums received $(1,188,338))                                                                   (296,600)
                                                                                             -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (49.1%)                                                  (472,722,852)
                                                                                             -----------------
NET ASSETS -- 100.0%                                                                         $     962,972,252
                                                                                             =================

Swap agreements outstanding at March 31, 2005:

                                                                                                            UNREALIZED APPRECIATION/
DESCRIPTION                                                              EXPIRATION DATE   NOTIONAL VALUE        (DEPRECIATION)
-----------                                                              ---------------   --------------   -----------------------
BRITISH POUNDS
Receive fixed rate payments of 5.00% and pay variable rate payments
on the six month LIBOR floating rate (h)                                    06/15/08            8,300,000                 (8,406)
                                                                                                                      ----------
EURODOLLARS
Receive variable rate payments on the six month LIBOR floating rate
and pay fixed rate payments of 5.00% (f)                                    06/17/12          (10,900,000)            (1,320,137)
Receive variable rate payments on the six month LIBOR floating rate
and pay fixed rate payments of 5.00% (g)                                    06/17/12          (19,700,000)            (2,385,259)
Receive variable rate payments on the six month LIBOR floating rate
and pay fixed rate payments of 5.50% (e)                                    12/15/31           (7,000,000)            (1,904,030)
Receive fixed rate payments of 6.00% and pay variable rate payments
on the six month EBOR floating rate (g)                                     03/15/32            3,000,000                328,339
Receive fixed rate payments of 6.00% and pay variable rate payments

on the six month LIBOR floating rate (g)                                    06/18/34        2,300,000                    351,281
                                                                                                                   -------------
                                                                                                                      (4,929,806)
                                                                                                                   -------------
U.S. DOLLARS
Receive fixed rate payments of 0.61% and pay floating par in the event
of default on Russian Federation, 5.00% due 03/31/30 (h)                    03/20/07        $   1,300,000                 (6,258)
Receive floating par in event of default on Radioshack Corporation,
7.375% due 05/15/11 and pay fixed rate payments of 0.37% (b)                12/20/08             (300,000)                   126
Receive floating par in event of default on Emerson Electric Co.,
4.625% due 10/15/12 and pay fixed rate payments of 0.22% (c)                12/20/08             (300,000)                  (404)
Receive floating par in event of default on Devon Financing Corporation,
6.875% due 09/30/11 and pay fixed rate payments of 0.35% (h)                12/20/08             (500,000)                (1,711)
Receive floating par in event of default on Anadarko Petroleum
 Corporation,
5.00% due 10/01/12 and pay fixed rate payments of 0.27% (h)                 12/20/08             (300,000)                  (658)
Receive floating par in event of default on Carnival Corporation,
6.15% due 04/15/08 and pay fixed rate payments of 0.44% (b)                 12/20/08             (300,000)                (2,575)
Receive floating par in event of default on Countrywide Home Loan,
6.25% due 04/15/09 and pay fixed rate payments of 0.42% (c)                 12/20/08             (300,000)                  (656)
Receive floating par in event of default on Occidental Petroleum,
6.75% due 01/15/12 and pay fixed rate payments of 0.28% (h)                 12/20/08             (300,000)                  (912)
Receive floating par in event of default on Kroger Co.,
6.75% due 04/15/12 and pay fixed rate payments of 0.53% (c)                 12/20/08             (300,000)                (1,585)
Receive fixed rate payments of 4.00% and pay variable rate payments
on the three month LIBOR floating rate (h)                                  06/15/10           26,200,000               (819,296)
Receive fixed rate payments of 4.00% and pay variable rate payments
on the three month LIBOR floating rate (j)                                  06/15/10           13,800,000               (431,538)
Receive variable rate payments on the three month LIBOR floating rate
and pay fixed rate payments of 5.00% (e)                                    06/15/15          (15,500,000)                13,948
Receive variable rate payments on the three month LIBOR floating rate
and pay fixed rate payments of 5.00% (g)                                    06/15/15           (7,100,000)                 6,389
Receive fixed rate payments of 5.00% and pay variable rate payments
on the three month LIBOR floating rate (b)                                  06/15/15           17,200,000                (15,478)
Receive variable rate payments on the three month LIBOR floating rate
and pay fixed rate payments of 6.00% (d)                                    06/16/25          (17,400,000)            (1,592,088)
Receive variable rate payments on the three month LIBOR floating rate
and pay fixed rate payments of 6.00% (e)                                    06/15/25           (1,200,000)              (109,799)
                                                                                                                   -------------
                                                                                                                      (2,962,495)
                                                                                                                   -------------
                                                                                                                   $  (7,900,707)
                                                                                                                   =============

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                  PAR                     VALUE
--------------                                                          -------------------      --------------------
AGENCY OBLIGATIONS - 2.4%

     Federal Home Loan Mortgage Corporation
        4.63%, 02/15/07 (E)                                             $           250,000      $            336,269
     Federal National Mortgage Association
        6.84%, 10/29/07 (Z)(Omega)                                                4,815,000                 2,882,400
        5.25%, 01/15/09(Delta)                                                      250,000                   257,886
        2.29%, 02/19/09 (G)                                                       2,500,000                 1,489,390
        5.50%, 03/15/11(Delta)                                                    6,000,000                 6,275,052
                                                                                                 --------------------
TOTAL AGENCY OBLIGATIONS
   (Cost $10,934,923)                                                                                      11,240,997
                                                                                                 --------------------

ASSET-BACKED SECURITIES - 0.4%

     Community Program Loan Trust
        4.50%, 04/01/29
       (Cost $1,659,329)                                                          1,950,000                 1,811,949
                                                                                                 --------------------

CORPORATE BONDS - 15.3%

     Agilysys, Inc.
        9.50%, 08/01/06                                                             500,000                   530,115
     AK Steel Corporation
        7.75%, 06/15/12(Delta)                                                      250,000                   241,875
     American Airlines, Inc.
        6.98%, 04/01/11                                                              60,164                    60,924
        8.61%, 10/01/11(Delta)                                                      850,000                   784,007
     Arrow Electronics, Inc.
        6.88%, 07/01/13(Delta)                                                      250,000                   268,646
     ASIF Global Financing XXVII
        2.38%, 02/26/09 144A (G)                                                  6,700,000                 3,973,393
     Atlas Air, Inc.
        7.20%, 01/02/19                                                             437,068                   434,194
     Bausch & Lomb, Inc.
        7.13%, 08/01/28                                                           1,500,000                 1,616,073
     Borden, Inc.
        7.88%, 02/15/23                                                           1,200,000                 1,098,000
     Chesapeake Energy Corporation
        6.88%, 01/15/16                                                             975,000                   989,625
     CIT Group, Inc.
        5.50%, 12/01/14 (U)                                                         600,000                 1,125,484
     Comcast Corporation
        5.50%, 03/15/11                                                             500,000                   509,846
     Commonwealth Edison Co.
        4.75%, 12/01/11                                                             538,000                   523,424
     Constellation Energy Group, Inc.
        4.55%, 06/15/15                                                             750,000                   704,897
     Continental Airlines, Inc.
        6.65%, 09/15/19(Delta)                                                    2,279,227                 2,164,604
        6.70%, 06/15/21(Delta)                                                      403,287                   385,989
     Corning, Inc.
        6.20%, 03/15/16                                                             230,000                   232,118
     Cox Communications, Inc.

        6.75%, 03/15/11(Delta)                                                      250,000                   266,802
     Cummins, Inc.
        7.13%, 03/01/28                                                             425,000                   431,375
     Dana Corporation
        6.50%, 03/01/09                                                             250,000                   246,372
     Delphi Corporation
        7.13%, 05/01/29(Delta)                                                    2,500,000                 1,991,560
     Devon Energy Corporation
        4.95%, 08/15/08 CONV                                                        963,000                 1,109,857
     Dillard's, Inc.
        7.75%, 07/15/26                                                             890,000                   943,400
        7.00%, 12/01/28                                                             500,000                   487,500
     El Paso Corporation
        7.00%, 05/15/11(Delta)                                                      400,000                   386,000
     EOP Operating LP
        7.25%, 06/15/28                                                             500,000                   556,460
     First Industrial LP
        7.60%, 07/15/28                                                           1,000,000                 1,147,588
     Foot Locker, Inc.
        8.50%, 01/15/22                                                           1,000,000                 1,090,000
     Ford Motor Co.
        6.63%, 10/01/28                                                           1,500,000                 1,261,607
        6.38%, 02/01/29                                                           1,500,000                 1,237,335
     General Motors Acceptance Corporation
        6.88%, 08/28/12                                                             250,000                   223,059
     Georgia-Pacific Corporation
        7.75%, 11/15/29(Delta)                                                    2,950,000                 3,230,249
     HCA, Inc.
        6.30%, 10/01/12                                                           1,500,000                 1,506,069
        7.58%, 09/15/25                                                           1,000,000                 1,022,056
        7.05%, 12/01/27                                                             500,000                   479,865
     Health Care Property Investors, Inc.
        6.00%, 03/01/15                                                           1,500,000                 1,551,396
     Highwoods Properties, Inc.
        7.50%, 04/15/18                                                           1,500,000                 1,647,395
     IMC Global, Inc.
        7.38%, 08/01/18(Delta)                                                      500,000                   517,500
        7.30%, 01/15/28                                                             690,000                   703,800
     International Paper Co.
        6.88%, 11/01/23                                                             300,000                   333,987
     iStar Financial, Inc.
        5.70%, 03/01/14(Delta)                                                    1,171,005                 1,157,269
     Kinder Morgan, Inc.
        7.25%, 03/01/28                                                             500,000                   567,661
     Midamerican Energy Holdings Co.
        5.88%, 10/01/12                                                           1,000,000                 1,040,103
     Motorola, Inc.
        5.80%, 10/15/08                                                             500,000                   517,336
        7.63%, 11/15/10                                                             500,000                   562,477
        6.50%, 11/15/28(Delta)                                                      500,000                   522,179
     Nisource Finance Corporation
        6.15%, 03/01/13(Delta)                                                    1,000,000                 1,063,477
     Northern Telecom Capital
        7.88%, 06/15/26(Delta)                                                      450,000                   454,500
     Pemex Project Funding Master Trust
        8.63%, 02/01/22                                                           1,000,000                 1,138,750
        8.63%, 12/01/23 144A                                                      1,000,000                 1,137,500
     Pioneer Natural Resources Co.
        7.20%, 01/15/28                                                           2,500,000                 2,864,494
     Preston Corporation
        7.00%, 05/01/11 CONV                                                        250,000                   234,375
     Pulte Homes, Inc.
        7.30%, 10/24/05                                                           1,000,000                 1,016,790
        7.88%, 06/15/32                                                           1,500,000                 1,735,047
        6.38%, 05/15/33(Delta)                                                    1,000,000                   957,801
     Qwest Corporation

        7.25%, 09/15/25(Delta)                                                    1,000,000                   940,001
        6.88%, 09/15/33(Delta)                                                    2,250,000                 1,951,875
     Raytheon Co.
        6.40%, 12/15/18                                                           2,600,000                 2,814,106
        7.20%, 08/15/27                                                             250,000                   294,392
        7.00%, 11/01/28                                                             750,000                   868,254
     Southern Natural Gas Co.
        7.35%, 02/15/31                                                           1,750,000                 1,796,183
     Sprint Capital Corporation
        6.88%, 11/15/28                                                           3,450,000                 3,704,644
     Swift Energy Co.
        7.63%, 07/15/11                                                             150,000                   156,000
     Tennessee Gas Pipeline Co.
        7.00%, 10/15/28                                                             750,000                   739,667
     Union Pacific Resources Group
        7.15%, 05/15/28                                                             250,000                   293,533
     Weyerhaeuser Co.
        7.13%, 07/15/23                                                             500,000                   568,011
        7.38%, 03/15/32                                                             250,000                   293,206
     Williams Cos., Inc.
        7.50%, 01/15/31                                                           1,250,000                 1,318,750
     Xerox Capital Trust I
        8.00%, 02/01/27                                                           1,500,000                 1,507,500
                                                                                                           ----------
TOTAL CORPORATE BONDS
   (Cost $63,990,636)                                                                                      70,230,327
                                                                                                           ----------

FOREIGN BONDS - 9.6%
BRAZIL - 0.9%
     Federal Republic of Brazil
        8.25%, 01/20/34(Delta)                                                    4,750,000                 4,229,875
                                                                                                           ----------
CANADA - 4.3%
     British Columbia Generic Residual
        4.81%, 06/09/14 STRIP (C) (Omega)                                        11,500,000                 6,175,416
     Canada Generic Residual
        4.91%, 06/01/25 STRIP (C) (Omega)                                         4,110,000                 1,273,023
     Canadian Government
        4.50%, 09/01/07 (C)                                                       5,075,000                 4,308,904
     Macmillan Bloedel, Ltd.
        7.70%, 02/15/26                                                             500,000                   597,581
     Ontario Generic Residual
        5.44%, 07/13/22 STRIP (C) (Omega)                                         3,900,000                 1,289,605
        5.45%, 03/08/29 STRIP (C) (Omega)                                         7,000,000                 1,630,073
     Saskatchewan Residual
        4.85%, 04/10/14 STRIP (C) (Omega)                                         7,500,000                 3,980,326
        5.42%, 02/04/22 STRIP (C) (Omega)                                         3,000,000                 1,026,949
                                                                                                           ----------
                                                                                                           20,281,877
                                                                                                           ----------
CAYMAN ISLANDS - 0.2%
     Enersis SA
        7.40%, 12/01/16                                                             625,000                   651,393
     Vale Overseas, Ltd.
        8.25%, 01/17/34                                                             100,000                   104,500
                                                                                                           ----------
                                                                                                              755,893
                                                                                                           ----------
MALAYSIA - 0.1%
     Telekom Malaysia BHD
        7.88%, 08/01/25 144A                                                        225,000                   274,559
                                                                                                           ----------
MEXICO - 0.6%
     Mexican Bonos
        9.00%, 12/20/12 (M)                                                      30,000,000                 2,483,233
     TFM SA de CV
        11.75%, 06/15/09 STEP                                                       170,000                   170,850
                                                                                                           ----------
                                                                                                            2,654,083
                                                                                                           ----------
PHILIPPINES - 0.2%
     Philippine Long Distance Telephone Co.
        8.35%, 03/06/17                                                             500,000                   487,500

     Quezon Power (Philippines), Ltd.
        8.86%, 06/15/17                                                             457,500                   427,763
                                                                                                           ----------
                                                                                                              915,263
                                                                                                           ----------
SUPRANATIONAL - 2.1%
     Inter-American Development Bank
        15.80%, 05/11/09 (B) (Omega)@                                             7,500,000                 1,502,528
     International Bank for Reconstruction &
     Development
        6.78%, 08/20/07 (Z) (Omega)                                              13,625,000                 8,297,249
                                                                                                           ----------
                                                                                                            9,799,777
                                                                                                           ----------
SWEDEN - 0.7%
     Swedish Government
        6.50%, 05/05/08 (K)                                                      19,640,000                 3,081,765
                                                                                                           ----------
THAILAND - 0.3%
     Barclays Financial, Inc. 144A
        4.10%, 02/22/10 (T)                                                      30,000,000                   750,307
        4.16%, 02/22/10 (T)                                                      25,000,000                   627,684
                                                                                                           ----------
                                                                                                            1,377,991
                                                                                                           ----------
VENEZUELA - 0.2%
     Cerro Negro Finance, Ltd.
        7.90%, 12/01/20 144A@                                                       500,000                   467,500
     Petrozuata Finance, Inc.
        8.37%, 10/01/22 144A@                                                       450,000                   367,875
                                                                                                           ----------
                                                                                                              835,375
                                                                                                           ----------
TOTAL FOREIGN BONDS
   (Cost $37,119,997)                                                                                      44,206,458
                                                                                                           ----------

MORTGAGE-BACKED SECURITIES - 0.5%

     Federal Home Loan Mortgage Corporation
        5.00%, 12/01/31                                                             275,098                   270,115
     Federal National Mortgage Association
        5.00%, 07/25/23                                                           1,959,857                 1,973,532
                                                                                                           ----------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $1,995,747)                                                                                        2,243,647
                                                                                                           ----------

MUNICIPAL BONDS - 12.7%

     Chicago, Illinois Board of Education, General Obligation Bond
     (FGIC Insured)
        5.14%, 12/01/22(Omega)                                                   10,700,000                 4,466,500
        5.14%, 12/01/23(Omega)                                                    5,130,000                 2,019,578
     Chicago, Illinois Wastewater Transmission, Series A
     Revenue Bond (MBIA Insured)
        5.04%, 01/01/22(Omega)                                                    5,000,000                 2,184,000
     Clark County, Washington School District, Series C
     General Obligation Bond (FGIC Insured)
        4.89%, 12/01/19(Omega)                                                    3,600,000                 1,775,952
     Clovis, California Unified School District, Series A
     General Obligation Bond (FGIC Insured)
        5.22%, 08/01/25(Omega)                                                    9,775,000                 3,409,911
     Cook County, Illinois Community Consolidated School
     District, General Obligation Bond (FGIC Insured)
        4.89%, 12/01/19(Omega)                                                    1,890,000                   935,040
     Coppell, Texas Independent School District, General
     Obligation Bond (PSF-GTD Insured)
        5.12%, 08/15/23(Omega)                                                    2,195,000                   884,805
     De Soto ,Texas Independent School District, General
     Obligation Bond (PSF-GTD Insured)
        4.82%, 08/15/18(Omega)                                                    2,275,000                 1,213,417

        4.87%, 08/15/19(Omega)                                                    2,590,000                 1,308,727
     Galveston County, Texas, General Obliagation Bond
     (FGIC Insured)
        5.24%, 02/01/26(Omega)                                                    2,500,000                   870,725
     Granbury, Texas Independent School District, General
      Obligation Bond (PSF-GTD Insured)
        4.95%, 08/01/20(Omega)                                                    1,000,000                   479,140
     Houston, Texas Water & Sewer System, Series JR-A Revenue
     Bond (FSA Insured)
        5.01%, 12/01/24(Omega)                                                    7,190,000                 2,808,629
        5.19%, 12/01/24(Omega)                                                    2,810,000                 1,054,340
        5.26%, 12/01/26(Omega)                                                    2,065,000                   689,504
     Indianapolis, Indiana Local Public Improvement Bond
      Bank, Series E Revenue Bond (AMBAC Insured)
        5.09%, 02/01/22(Omega)                                                    2,550,000                 1,109,250
     Massachusetts Bay Transportation Authority,
     Massachusetts, Series A Revenue Bond
        4.40%, 07/01/25(Omega)                                                    6,000,000                 6,445,200
     McKeesport, Pennsylvania Area School District,
     Series C General Obligation Bond (AMBAC Insured)
        5.26%, 10/01/26(Omega)                                                    2,090,000                   712,669
     Metropolitan Pier & Exposition Authority, Illinois
     Dedicated State Tax, Series A Revenue Bond (MBIA
     Insured)
        5.12%, 12/15/22(Omega)                                                   16,225,000                 6,818,395
        5.17%, 12/15/23(Omega)                                                    5,850,000                 2,323,796
        5.19%, 12/15/24(Omega)                                                    4,695,000                 1,758,184
     Rocklin, California Unified School District, General
     Obligation Bond (FGIC Insured)
        5.17%, 08/01/24(Omega)                                                    2,375,000                   887,466
     San Jose, California Unified School District, Santa
     Clara County, Series A General Obligation Bond (FGIC
     Insured)
        4.82%, 08/01/18(Omega)                                                    2,055,000                 1,090,958
     San Mateo, California Unified High School District,
     Series C General Obligation Bond (FGIC Insured)
        5.32%, 09/01/28(Omega)                                                    4,000,000                 1,173,120
     Union Elementary School District, California, Series A
      General Obligation Bond (FGIC Insured)
        4.87%, 09/01/19(Omega)                                                    1,750,000                   872,550
     Washington State, Motor Vehicle Fuel Tax, Series
     03-C General Obligation Bond (MBIA Insured)
        5.11%, 06/01/23(Omega)                                                   10,000,000                 4,022,100
     Will County, Illinois Community United School
     District No. 365, General Obligation Bond (FSA Insured)
        5.13%, 11/01/23(Omega)                                                   17,825,000                 7,046,579
                                                                                                           ----------
TOTAL MUNICIPAL BONDS
   (Cost $56,231,642)                                                                                      58,360,535
                                                                                                           ----------

                                                                                   SHARES
                                                                                 ----------

SHORT-TERM INVESTMENTS - 17.9%

     AB Funds Trust - Money Market Fund (GS4 Class)(Infinity)                     9,215,580                 9,215,580
     Northern Institutional Liquid Assets Portfolio Section                      72,984,079                72,984,079
                                                                                                           ----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $82,199,659)                                                                                      82,199,659
                                                                                                           ----------

                                                                                    PAR
                                                                                 ----------

U.S. TREASURY OBLIGATIONS - 55.9%

     U.S. Treasury Bonds
        7.25%, 05/15/16(Delta)                                          $        35,225,000                43,207,055
        8.00%, 11/15/21(Delta)                                                  106,362,000               144,469,591
        6.38%, 08/15/27(Delta)                                                   21,500,000                25,837,797
        5.50%, 08/15/28(Delta)                                                   39,425,000                42,840,821
                                                                                                 --------------------
                                                                                                          256,355,264
                                                                                                 --------------------
     U.S. Treasury Notes
        3.00%, 02/15/08(Delta)                                                      505,000                   492,355
        2.63%, 05/15/08(Delta)                                                      495,000                   475,664
                                                                                                 --------------------
                                                                                                              968,019
                                                                                                 --------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $255,951,448)                                                                                    257,323,283
                                                                                                 --------------------

TOTAL INVESTMENTS -- 114.7%
   (Cost $510,083,381)                                                                                    527,616,855
LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.7%)                                                          (67,476,274)
                                                                                                 --------------------
NET ASSETS -- 100.0%                                                                             $        460,140,581
                                                                                                 ====================

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                                     SHARES             VALUE
--------------                                                                     ------      --------------------
COMMON STOCK - 98.1%
AUTO & TRANSPORTATION - 2.5%
     Burlington Northern Santa Fe Corporation                                      16,600      $            895,238
     Cooper Tire & Rubber Co.(Delta)                                                3,100                    56,916
     CSX Corporation                                                                9,000                   374,850
     Dana Corporation                                                               6,200                    79,298
     Delphi Corporation(Delta)                                                     23,400                   104,832
     Delta Air Lines, Inc.*(Delta)                                                  6,600                    26,730
     FedEx Corporation                                                             12,500                 1,174,375
     Ford Motor Co.                                                                76,527                   867,051
     General Motors Corporation(Delta)                                             23,900                   702,421
     Genuine Parts Co.                                                              7,300                   317,477
     Goodyear Tire & Rubber Co. (The)*(Delta)                                       8,400                   112,140
     Harley-Davidson, Inc.(Delta)                                                  12,300                   710,448
     Navistar International Corporation*(Delta)                                     2,900                   105,560
     Norfolk Southern Corporation                                                  16,400                   607,620
     Paccar, Inc.                                                                   7,275                   526,637
     Southwest Airlines Co.                                                        32,600                   464,224
     Union Pacific Corporation                                                     11,100                   773,670
     United Parcel Service, Inc. Class B(Delta)                                    48,100                 3,498,794
     Visteon Corporation                                                            5,418                    30,937
                                                                                               --------------------
                                                                                                         11,429,218
                                                                                               --------------------
CONSUMER DISCRETIONARY - 12.3%
     Alberto-Culver Co.                                                             3,750                   179,475
     Allied Waste Industries, Inc.*(Delta)                                         13,300                    97,223
     Apollo Group, Inc. Class A*                                                    7,121                   527,381
     AutoNation, Inc.*                                                             10,900                   206,446
     AutoZone, Inc.*(Delta)                                                         3,200                   274,240
     Avon Products, Inc.                                                           19,700                   845,918
     Bed Bath & Beyond, Inc.*                                                      12,600                   460,404
     Best Buy Co., Inc.                                                            13,050                   704,831
     Big Lots, Inc.*(Delta)                                                         4,800                    57,696
     Black & Decker Corporation                                                     3,300                   260,667
     Carnival Corporation                                                          23,000                 1,191,630
     Cendant Corporation                                                           43,900                   901,706
     Cintas Corporation                                                             6,900                   285,039
     Circuit City Stores, Inc.(Delta)                                               8,300                   133,215
     Clear Channel Communications, Inc.(Delta)                                     23,200                   799,704
     Coach, Inc.*                                                                   7,900                   447,377
     Convergys Corporation*                                                         6,000                    89,580
     Costco Wholesale Corporation                                                  19,600                   865,928
     Darden Restaurants, Inc.(Delta)                                                6,750                   207,090
     Dillard's, Inc. Class A(Delta)                                                 3,500                    94,150
     Dollar General Corporation(Delta)                                             13,800                   302,358
     Donnelley (R.R.) & Sons Co.                                                    9,100                   287,742
     Eastman Kodak Co.(Delta)                                                      12,000                   390,600
     eBay, Inc.*                                                                   51,500                 1,918,890
     Electronic Arts, Inc.*                                                        13,300                   688,674
     Family Dollar Stores, Inc.                                                     7,000                   212,520
     Federated Department Stores, Inc.                                              7,300                   464,572
     Fisher Scientific International, Inc.*                                         4,800                   273,216
     Gannett Co., Inc.                                                             10,600                   838,248
     Gap, Inc. (The)                                                               31,300                   683,592
     Gillette Co. (The)                                                            42,700                 2,155,496
     Hasbro, Inc.                                                                   7,400                   151,330
     Hilton Hotels Corporation                                                     16,100                   359,835
     Home Depot, Inc. (The)                                                        93,950                 3,592,648
     International Flavors & Fragrances, Inc.                                       3,900                   154,050

     Interpublic Group Cos., Inc.*(Delta)                                          17,500                   214,900
     Jones Apparel Group, Inc.                                                      5,100                   170,799
     Kimberly-Clark Corporation                                                    20,400                 1,340,892
     Knight-Ridder, Inc.                                                            3,300                   221,925
     Kohl's Corporation*                                                           14,300                   738,309
     Leggett & Platt, Inc.(Delta)                                                   8,000                   231,040
     Limited Brands                                                                17,000                   413,100
     Liz Claiborne, Inc.                                                            4,608                   184,919
     Lowe's Cos., Inc.                                                             32,500                 1,855,425
     Marriott International, Inc. Class A                                           8,700                   581,682
     Mattel, Inc.                                                                  17,400                   371,490
     May Department Stores Co. (The)                                               12,900                   477,558
     Maytag Corporation(Delta)                                                      3,300                    46,101
     McDonald's Corporation                                                        53,900                 1,678,446
     McGraw-Hill Co., Inc. (The)                                                    7,900                   689,275
     Meredith Corporation                                                           2,100                    98,175
     Monster Worldwide, Inc.*(Delta)                                                5,200                   145,860
     New York Times Co. Class A(Delta)                                              6,000                   219,480
     Newell Rubbermaid, Inc.(Delta)                                                11,500                   252,310
     Nike, Inc. Class B                                                             9,800                   816,438
     Nordstrom, Inc.                                                                5,400                   299,052
     Office Depot, Inc.*                                                           13,100                   290,558
     OfficeMax, Inc.(Delta)                                                         3,700                   123,950
     Omnicom Group, Inc.                                                            7,800                   690,456
     Penney (JC) Co., Inc.                                                         12,500                   649,000
     RadioShack Corporation                                                         6,700                   164,150
     Reebok International, Ltd.(Delta)                                              2,400                   106,320
     Robert Half International, Inc.                                                7,200                   194,112
     Sabre Holdings Corporation(Delta)                                              5,800                   126,904
     Sears Holdings Corporation*                                                    4,189                   557,892
     Snap-On, Inc.(Delta)                                                           2,400                    76,296
     Stanley Works (The)                                                            3,400                   153,918
     Staples, Inc.                                                                 20,800                   653,744
     Starbucks Corporation*                                                        16,700                   862,722
     Starwood Hotels & Resorts Worldwide, Inc.                                      8,700                   522,261
     Target Corporation                                                            37,700                 1,885,754
     Tiffany & Co.(Delta)                                                           6,100                   210,572
     Time Warner, Inc.*                                                           194,400                 3,411,720
     TJX Cos., Inc.                                                                20,300                   499,989
     Toys "R" Us, Inc.*                                                             9,400                   242,144
     Tribune Co.(Delta)                                                            12,900                   514,323
     Univision Communications, Inc. Class A*(Delta)                                12,700                   351,663
     VF Corporation                                                                 4,200                   248,388
     Wal-Mart Stores, Inc.                                                        144,200                 7,225,862
     Waste Management, Inc.                                                        23,900                   689,515
     Wendy's International, Inc.                                                    4,800                   187,392
     Whirlpool Corporation                                                          3,000                   203,190
     Yahoo!, Inc.*                                                                 55,500                 1,881,450
     Yum! Brands, Inc.                                                             12,100                   626,901
                                                                                                         ----------
                                                                                                         55,501,793
                                                                                                         ----------
CONSUMER STAPLES - 5.7%
     Albertson's, Inc.(Delta)                                                      16,800                   346,920
     Campbell Soup Co.(Delta)                                                      14,900                   432,398
     Clorox Co.                                                                     6,400                   403,136
     Coca-Cola Co. (The)                                                           96,400                 4,016,988
     Coca-Cola Enterprises, Inc.                                                   16,100                   330,372
     Colgate-Palmolive Co.                                                         22,100                 1,152,957
     ConAgra Foods, Inc.                                                           21,500                   580,930
     CVS Corporation                                                               16,600                   873,492
     General Mills, Inc.                                                           15,200                   747,080
     Heinz (H.J.) Co.                                                              14,700                   541,548
     Hershey Foods Corporation                                                      9,300                   562,278
     Kellogg Co.                                                                   14,900                   644,723
     Kroger Co.*                                                                   31,000                   496,930
     McCormick & Co., Inc.                                                          5,700                   196,251

     Pepsi Bottling Group, Inc.(Delta)                                              9,400                   261,790
     PepsiCo, Inc.                                                                 70,840                 3,756,645
     Procter & Gamble Co.                                                         107,900                 5,718,700
     Safeway, Inc.*                                                                18,700                   346,511
     Sara Lee Corporation                                                          33,000                   731,280
     SUPERVALU, Inc.                                                                5,600                   186,760
     Sysco Corporation                                                             26,700                   955,860
     Walgreen Co.                                                                  43,000                 1,910,060
     Wrigley (W.M.), Jr. Co.                                                        8,800                   577,016
                                                                                                         ----------
                                                                                                         25,770,625
                                                                                                         ----------
FINANCIAL SERVICES - 21.3%
     ACE, Ltd.                                                                     11,800                   486,986
     AFLAC, Inc.                                                                   21,100                   786,186
     Allstate Corporation (The)                                                    29,452                 1,592,175
     AMBAC Financial Group, Inc.                                                    4,500                   336,375
     American Express Co.                                                          49,900                 2,563,363
     American International Group, Inc.                                           110,392                 6,116,821
     AmSouth Bancorporation(Delta)                                                 14,700                   381,465
     AON Corporation                                                               13,200                   301,488
     Apartment Investment & Management Co. Class A
     REIT                                                                           3,900                   145,080
     Archstone-Smith Trust REIT                                                     7,700                   262,647
     Automatic Data Processing, Inc.                                               24,300                 1,092,285
     Bank of America Corporation                                                  173,140                 7,635,474
     Bank of New York Co., Inc. (The)                                              32,500                   944,125
     BB&T Corporation(Delta)                                                       23,500                   918,380
     Bear Stearns Cos., Inc. (The)                                                  4,710                   470,529
     Block (H&R), Inc.(Delta)                                                       6,900                   349,002
     Capital One Financial Corporation(Delta)                                      10,300                   770,131
     Chubb Corporation                                                              8,000                   634,160
     Cigna Corporation                                                              5,600                   500,080
     Cincinnati Financial Corporation                                               7,035                   306,796
     CIT Group, Inc.                                                                8,800                   334,400
     Citigroup, Inc.                                                              222,930                10,018,474
     Comerica, Inc.                                                                 7,200                   396,576
     Compass Bancshares, Inc.                                                       4,700                   213,380
     Countrywide Financial Corporation                                             24,208                   785,792
     Dow Jones & Co., Inc.(Delta)                                                   3,454                   129,076
     E*TRADE Financial Corporation*                                                15,300                   183,600
     Equifax, Inc.                                                                  5,700                   174,933
     Equity Office Properties Trust REIT(Delta)                                    18,200                   548,366
     Equity Residential Properties Trust REIT                                      11,700                   376,857
     Fannie Mae                                                                    41,500                 2,259,675
     Federated Investors, Inc. Class B(Delta)                                       4,500                   127,395
     Fifth Third Bancorp                                                           22,194                   953,898
     First Data Corporation                                                        34,617                 1,360,794
     First Horizon National Corporation                                             5,200                   212,108
     Fiserv, Inc.*                                                                  8,200                   326,360
     Franklin Resources, Inc.(Delta)                                                8,900                   610,985
     Freddie Mac                                                                   29,600                 1,870,720
     Golden West Financial Corporation                                             12,600                   762,300
     Goldman Sachs Group, Inc.                                                     19,300                 2,122,807
     Hartford Financial Services Group, Inc.                                       12,200                   836,432
     Huntington Bancshares, Inc.                                                    9,600                   229,440
     Janus Capital Group, Inc.                                                     10,000                   139,500
     Jefferson-Pilot Corporation                                                    5,700                   279,585
     JPMorgan Chase & Co.                                                         151,530                 5,242,938
     KeyCorp                                                                       17,200                   558,140
     Lehman Brothers Holdings, Inc.                                                11,500                 1,082,840
     Lincoln National Corporation                                                   7,300                   329,522
     Loews Corporation                                                              7,200                   529,488
     M & T Bank Corporation(Delta)                                                  4,600                   469,476
     Marsh & McLennan Cos., Inc.                                                   22,800                   693,576
     Marshall & Ilsley Corporation                                                  9,300                   388,275
     MBIA, Inc.                                                                     5,900                   308,452

     MBNA Corporation                                                              53,550                 1,314,653
     Mellon Financial Corporation                                                  17,800                   508,012
     Merrill Lynch & Co., Inc.                                                     39,180                 2,217,588
     MetLife, Inc.                                                                 31,500                 1,231,650
     MGIC Investment Corporation                                                    4,100                   252,847
     Moody's Corporation                                                            6,100                   493,246
     Morgan Stanley                                                                46,900                 2,685,025
     National City Corporation                                                     26,400                   884,400
     North Fork Bancorporation, Inc.                                               19,650                   545,091
     Northern Trust Corporation                                                     9,200                   399,648
     Paychex, Inc.                                                                 15,800                   518,556
     Plum Creek Timber Co., Inc. REIT(Delta)                                        7,700                   274,890
     PNC Financial Services Group, Inc.                                            11,800                   607,464
     Principal Financial Group                                                     12,900                   496,521
     Progressive Corporation (The)                                                  8,399                   770,692
     Prologis Trust REIT                                                            7,600                   281,960
     Providian Financial Corporation*                                              12,200                   209,352
     Prudential Financial, Inc.                                                    22,800                 1,308,720
     Regions Financial Corporation                                                 19,308                   625,579
     Ryder System, Inc.(Delta)                                                      2,700                   112,590
     Safeco Corporation                                                             5,300                   258,163
     Schwab (Charles) Corporation (The)                                            50,750                   533,383
     Simon Property Group, Inc. REIT(Delta)                                         9,600                   581,568
     SLM Corporation                                                               18,500                   922,040
     Sovereign Bancorp, Inc.                                                       14,900                   330,184
     St. Paul Travelers Cos., Inc.                                                 29,256                 1,074,573
     State Street Corporation                                                      14,000                   612,080
     Sungard Data Systems, Inc.*                                                   12,100                   417,450
     SunTrust Banks, Inc.                                                          15,000                 1,081,050
     Synovus Financial Corporation                                                 12,700                   353,822
     T Rowe Price Group, Inc.(Delta)                                                5,300                   314,714
     Torchmark Corporation                                                          4,600                   240,120
     UnumProvident Corporation(Delta)                                              12,400                   211,048
     US Bancorp                                                                    78,100                 2,250,842
     Wachovia Corporation                                                          66,982                 3,410,054
     Washington Mutual, Inc.                                                       37,000                 1,461,500
     Wells Fargo & Co.                                                             71,630                 4,283,474
     XL Capital, Ltd. Class A(Delta)                                                6,000                   434,220
     Zions Bancorporation                                                           3,700                   255,374
                                                                                                         ----------
                                                                                                         96,213,851
                                                                                                         ----------
HEALTHCARE - 12.9%
     Abbott Laboratories                                                           66,900                 3,118,878
     Aetna, Inc.                                                                   12,700                   951,865
     Allergan, Inc.(Delta)                                                          5,500                   382,085
     AmerisourceBergen Corporation(Delta)                                           4,672                   267,659
     Amgen, Inc.*                                                                  53,428                 3,110,044
     Bard (C.R.), Inc.                                                              4,400                   299,552
     Bausch & Lomb, Inc.                                                            2,200                   161,260
     Baxter International, Inc.                                                    25,800                   876,684
     Becton Dickinson & Co.                                                        10,600                   619,252
     Biogen Idec, Inc.*(Delta)                                                     14,430                   497,979
     Biomet, Inc.                                                                  10,600                   384,780
     Boston Scientific Corporation*                                                32,900                   963,641
     Bristol-Myers Squibb Co.                                                      82,200                 2,092,812
     Cardinal Health, Inc.                                                         18,200                 1,015,560
     Caremark Rx, Inc.*                                                            19,100                   759,798
     Chiron Corporation*                                                            6,800                   238,408
     Express Scripts, Inc.*(Delta)                                                  3,200                   279,008
     Forest Laboratories, Inc.*(Delta)                                             15,500                   572,725
     Genzyme Corporation*                                                          10,300                   589,572
     Gilead Sciences, Inc.*                                                        18,900                   676,620
     Guidant Corporation                                                           13,400                   990,260
     HCA, Inc.(Delta)                                                              17,600                   942,832
     Health Management Associates, Inc. Class A(Delta)                             10,200                   267,036
     Hospira, Inc*                                                                  6,550                   211,369

     Humana, Inc.*                                                                  6,800                   217,192
     IMS Health, Inc.                                                               9,800                   239,022
     Johnson & Johnson                                                            126,990                 8,528,648
     King Pharmaceuticals, Inc.*                                                   10,100                    83,931
     Laboratory Corporation of America Holdings*                                    5,900                   284,380
     Lilly (Eli) & Co.                                                             47,800                 2,490,380
     Manor Care, Inc.                                                               3,700                   134,532
     McKesson Corporation                                                          12,200                   460,550
     Medco Health Solutions, Inc.*(Delta)                                          11,376                   563,908
     Medimmune, Inc.*                                                              10,400                   247,624
     Medtronic, Inc.                                                               51,000                 2,598,450
     Merck & Co., Inc.                                                             94,400                 3,055,728
     Millipore Corporation*                                                         2,100                    91,140
     Mylan Laboratories, Inc.(Delta)                                               11,200                   198,464
     Pfizer, Inc.                                                                 317,783                 8,348,159
     Quest Diagnostics, Inc.                                                        4,100                   431,033
     Schering-Plough Corporation                                                   61,800                 1,121,670
     St. Jude Medical, Inc.*                                                       14,800                   532,800
     Stryker Corporation                                                           16,500                   736,065
     Tenet Healthcare Corporation*(Delta)                                          19,450                   224,259
     UnitedHealth Group, Inc.                                                      27,300                 2,603,874
     Watson Pharmaceuticals, Inc.*                                                  4,600                   141,358
     WellPoint, Inc.*                                                              12,800                 1,604,480
     Wyeth                                                                         57,400                 2,421,132
     Zimmer Holdings, Inc.*(Delta)                                                 10,720                   834,123
                                                                                                         ----------
                                                                                                         58,462,581
                                                                                                         ----------
INTEGRATED OILS - 6.1%
     Amerada Hess Corporation(Delta)                                                3,800                   365,598
     ChevronTexaco Corporation                                                     89,280                 5,205,917
     ConocoPhillips                                                                29,850                 3,219,024
     ExxonMobil Corporation                                                       271,144                16,160,183
     Marathon Oil Corporation                                                      14,407                   675,976
     Occidental Petroleum Corporation                                              16,800                 1,195,656
     Unocal Corporation                                                            11,100                   684,759
                                                                                                         ----------
                                                                                                         27,507,113
                                                                                                         ----------
MATERIALS & PROCESSING - 3.8%
     Air Products & Chemicals, Inc.                                                 9,500                   601,255
     Alcoa, Inc.                                                                   36,400                 1,106,196
     Allegheny Technologies, Inc.                                                   3,900                    94,029
     American Standard Cos., Inc.                                                   8,200                   381,136
     Archer-Daniels-Midland Co.                                                    26,827                   659,408
     Ashland, Inc.                                                                  2,900                   195,663
     Avery Dennison Corporation                                                     4,600                   284,878
     Ball Corporation                                                               4,792                   198,772
     Bemis Co.(Delta)                                                               4,500                   140,040
     Dow Chemical Co. (The)                                                        40,100                 1,998,985
     Du Pont (E.I.) de Nemours & Co.                                               41,855                 2,144,650
     Eastman Chemical Co.                                                           3,200                   188,800
     Ecolab, Inc.                                                                  10,300                   340,415
     Engelhard Corporation                                                          5,200                   156,156
     Fluor Corporation(Delta)                                                       3,500                   194,005
     Freeport-McMoRan Copper & Gold, Inc. Class B                                   8,100                   320,841
     Georgia-Pacific Corporation                                                   10,700                   379,743
     Great Lakes Chemical Corporation                                               2,100                    67,452
     Hercules, Inc.*                                                                4,600                    66,608
     International Paper Co.                                                       21,200                   779,948
     Louisiana-Pacific Corporation                                                  4,500                   113,130
     Masco Corporation(Delta)                                                      18,600                   644,862
     MeadWestvaco Corporation                                                       8,383                   266,747
     Monsanto Co.                                                                  11,060                   713,370
     Newmont Mining Corporation                                                    19,000                   802,750
     Nucor Corporation(Delta)                                                       6,700                   385,652
     Pactiv Corporation*                                                            6,400                   149,440
     Phelps Dodge Corporation(Delta)                                                4,000                   406,920
     PPG Industries, Inc.                                                           7,200                   514,944

     Praxair, Inc.                                                                 13,580                   649,939
     Rohm & Haas Co.                                                                8,900                   427,200
     Sealed Air Corporation*                                                        3,500                   181,790
     Sherwin-Williams Co. (The)                                                     6,000                   263,940
     Sigma-Aldrich Corporation                                                      2,900                   177,625
     Temple-Inland, Inc.                                                            2,500                   181,375
     United States Steel Corporation(Delta)                                         5,000                   254,250
     Vulcan Materials Co.(Delta)                                                    4,300                   244,369
     Weyerhaeuser Co.                                                              10,000                   685,000
                                                                                                         ----------
                                                                                                         17,362,283
                                                                                                         ----------
OTHER - 4.9%
     3M Co.                                                                        32,500                 2,784,925
     Brunswick Corporation                                                          4,000                   187,400
     Eaton Corporation                                                              6,300                   412,020
     General Electric Co.                                                         451,300                16,273,878
     Honeywell International, Inc.                                                 35,900                 1,335,839
     ITT Industries, Inc.                                                           3,900                   351,936
     Johnson Controls, Inc.                                                         7,992                   445,634
     Textron, Inc.                                                                  5,800                   432,796
                                                                                                         ----------
                                                                                                         22,224,428
                                                                                                         ----------
OTHER ENERGY - 2.8%
     Anadarko Petroleum Corporation                                                10,500                   799,050
     Apache Corporation                                                            13,648                   835,667
     Baker Hughes, Inc.                                                            13,900                   618,411
     BJ Services Co.                                                                6,700                   347,596
     Burlington Resources, Inc.                                                    16,300                   816,141
     Calpine Corporation*(Delta)                                                   26,100                    73,080
     Devon Energy Corporation                                                      20,400                   974,100
     Dynegy, Inc. Class A*(Delta)                                                  15,800                    61,778
     El Paso Corporation                                                           26,800                   283,544
     EOG Resources, Inc.(Delta)                                                     9,800                   477,652
     Halliburton Co.                                                               21,200                   916,900
     Kerr-McGee Corporation(Delta)                                                  7,230                   566,326
     Nabors Industries, Ltd.*                                                       6,200                   366,668
     National Oilwell Varco, Inc.*                                                  7,000                   326,900
     Noble Corporation(Delta)                                                       5,600                   314,776
     Rowan Cos., Inc.                                                               4,400                   131,692
     Schlumberger, Ltd.                                                            25,500                 1,797,240
     Sunoco, Inc.(Delta)                                                            3,000                   310,560
     Transocean, Inc.*                                                             14,000                   720,440
     Valero Energy Corporation                                                     11,100                   813,297
     Williams Cos., Inc.                                                           23,600                   443,916
     XTO Energy, Inc.                                                              14,667                   481,653
                                                                                                         ----------
                                                                                                         12,477,387
                                                                                                         ----------
PRODUCER DURABLES - 4.9%
     Agilent Technologies, Inc.*                                                   19,100                   424,020
     American Power Conversion Corporation                                          7,800                   203,658
     Andrew Corporation*                                                            6,700                    78,457
     Applied Materials, Inc.                                                       70,500                 1,145,625
     Boeing Co. (The)                                                              35,600                 2,081,176
     Caterpillar, Inc.                                                             14,700                 1,344,168
     Centex Corporation                                                             5,200                   297,804
     Cooper Industries, Ltd. Class A                                                3,900                   278,928
     Cummins, Inc.(Delta)                                                           1,800                   126,630
     Danaher Corporation(Delta)                                                    12,300                   656,943
     Deere & Co.                                                                   10,800                   725,004
     Dover Corporation                                                              8,500                   321,215
     Emerson Electric Co.                                                          17,500                 1,136,275
     Goodrich Corporation                                                           4,900                   187,621
     Grainger (W.W.), Inc.                                                          3,800                   236,626
     Illinois Tool Works, Inc.                                                     12,100                 1,083,313
     Ingersoll-Rand Co. Class A                                                     7,200                   573,480
     KB HOME                                                                        1,900                   223,174
     KLA-Tencor Corporation(Delta)                                                  8,700                   400,287
     Lexmark International, Inc.*                                                   5,400                   431,838

     Lockheed Martin Corporation                                                   17,600                 1,074,656
     Molex, Inc.(Delta)                                                             7,950                   209,562
     Northrop Grumman Corporation                                                  15,556                   839,713
     Novellus Systems, Inc.*                                                        5,900                   157,707
     Pall Corporation                                                               5,200                   141,024
     Parker Hannifin Corporation                                                    5,000                   304,600
     Pitney Bowes, Inc.                                                             9,700                   437,664
     Pulte Homes, Inc.                                                              5,204                   383,171
     Rockwell Collins, Inc.                                                         7,400                   352,166
     Tektronix, Inc.                                                                3,500                    85,855
     Teradyne, Inc.*                                                                8,100                   118,260
     Thermo Electron Corporation*                                                   6,710                   169,696
     Tyco International, Ltd.                                                      85,184                 2,879,219
     United Technologies Corporation                                               21,500                 2,185,690
     Waters Corporation*                                                            5,000                   178,950
     Xerox Corporation*                                                            40,100                   607,515
                                                                                                         ----------
                                                                                                         22,081,690
                                                                                                         ----------
TECHNOLOGY - 13.7%
     ADC Telecommunications, Inc.*(Delta)                                          33,800                    67,262
     Adobe Systems, Inc.                                                           10,400                   698,568
     Advanced Micro Devices, Inc.*(Delta)                                          17,400                   280,488
     Affiliated Computer Services, Inc. Class A*(Delta)                             5,400                   287,496
     Altera Corporation*                                                           15,500                   306,590
     Analog Devices, Inc.                                                          15,700                   567,398
     Apple Computer, Inc.*                                                         35,000                 1,458,450
     Applera Corporation-Applied Biosystems Group                                   8,400                   165,816
     Applied Micro Circuits Corporation*(Delta)                                    13,000                    42,770
     Autodesk, Inc.                                                                 9,860                   293,434
     Avaya, Inc.*(Delta)                                                           19,848                   231,825
     BMC Software, Inc.*                                                            9,300                   139,500
     Broadcom Corporation Class A*(Delta)                                          12,800                   382,976
     CIENA Corporation*(Delta)                                                     23,700                    40,764
     Cisco Systems, Inc.*                                                         275,000                 4,919,750
     Citrix Systems, Inc.*                                                          7,100                   169,122
     Computer Associates International, Inc.                                       23,371                   633,354
     Computer Sciences Corporation*                                                 8,000                   366,800
     Compuware Corporation*                                                        16,100                   115,920
     Comverse Technology, Inc.*(Delta)                                              8,400                   211,848
     Corning, Inc.*                                                                58,900                   655,557
     Dell, Inc.*                                                                  104,500                 4,014,890
     Electronic Data Systems Corporation                                           22,800                   471,276
     EMC Corporation*                                                             101,200                 1,246,784
     Freescale Semiconductor, Inc. Series B*                                       16,311                   281,363
     Gateway, Inc.*(Delta)                                                         15,600                    62,868
     General Dynamics Corporation                                                   8,400                   899,220
     Hewlett-Packard Co.                                                          124,402                 2,729,380
     Intel Corporation                                                            265,900                 6,176,857
     International Business Machines Corporation                                   69,500                 6,350,909
     Intuit, Inc.*(Delta)                                                           7,800                   341,406
     Jabil Circuit, Inc.*(Delta)                                                    8,400                   239,568
     JDS Uniphase Corporation*(Delta)                                              60,300                   100,701
     L-3 Communications Holdings, Inc.                                              4,600                   326,692
     Linear Technology Corporation                                                 12,800                   490,368
     LSI Logic Corporation*(Delta)                                                 16,000                    89,440
     Lucent Technologies, Inc.*(Delta)                                            188,376                   518,034
     Maxim Integrated Products, Inc.                                               14,100                   576,267
     Mercury Interactive Corporation*(Delta)                                        3,500                   165,830
     Micron Technology, Inc.*                                                      27,400                   283,316
     Microsoft Corporation                                                        430,600                10,407,601
     Motorola, Inc.                                                               103,500                 1,549,395
     National Semiconductor Corporation(Delta)                                     15,000                   309,150
     NCR Corporation*(Delta)                                                        7,800                   263,172
     Network Appliance, Inc.*(Delta)                                               15,800                   437,028
     Novell, Inc.*(Delta)                                                          15,900                    94,764
     Nvidia Corporation*(Delta)                                                     7,500                   178,200

     Oracle Corporation*                                                          191,200                 2,386,176
     Parametric Technology Corporation*(Delta)                                     11,200                    62,608
     PerkinElmer, Inc.                                                              5,300                   109,339
     PMC-Sierra, Inc.*(Delta)                                                       7,500                    66,000
     QLogic Corporation*(Delta)                                                     3,800                   153,900
     Qualcomm, Inc.                                                                69,800                 2,558,170
     Raytheon Co.                                                                  18,700                   723,690
     Rockwell Automation, Inc.(Delta)                                               7,400                   419,136
     Sanmina-SCI Corporation*                                                      21,800                   113,796
     Scientific-Atlanta, Inc.                                                       6,400                   180,608
     Siebel Systems, Inc.*                                                         21,000                   191,730
     Silicon Graphics, Inc.*                                                        6,437                     7,660
     Solectron Corporation*(Delta)                                                 40,200                   139,494
     Sun Microsystems, Inc.*                                                      140,400                   567,216
     Symantec Corporation*                                                         30,200                   644,166
     Symbol Technologies, Inc.(Delta)                                               9,850                   142,727
     Tellabs, Inc.*                                                                19,600                   143,080
     Texas Instruments, Inc.                                                       72,600                 1,850,574
     Unisys Corporation*                                                           13,900                    98,134
     Veritas Software Corporation*                                                 17,675                   410,414
     Xilinx, Inc.(Delta)                                                           14,500                   423,835
                                                                                                         ----------
                                                                                                         62,032,620
                                                                                                         ----------
UTILITIES - 7.2%
     AES Corporation (The)*                                                        27,000                   442,260
     Allegheny Energy, Inc.*(Delta)                                                 5,300                   109,498
     Alltel Corporation(Delta)                                                     13,200                   724,020
     Ameren Corporation(Delta)                                                      8,100                   396,981
     American Electric Power Co., Inc.                                             16,500                   561,990
     AT&T Corporation                                                              34,985                   655,969
     BellSouth Corporation                                                         77,500                 2,037,475
     Centerpoint Energy, Inc.(Delta)                                               12,800                   153,984
     CenturyTel, Inc.(Delta)                                                        5,800                   190,472
     Cinergy Corporation                                                            7,500                   303,900
     Citizens Communications Co.(Delta)                                            13,400                   173,396
     CMS Energy Corporation*(Delta)                                                 7,300                    95,192
     Comcast Corporation Class A*                                                  93,415                 3,155,559
     Consolidated Edison, Inc.(Delta)                                              10,100                   426,018
     Constellation Energy Group, Inc.                                               7,100                   367,070
     Dominion Resources, Inc.(Delta)                                               14,900                 1,109,007
     DTE Energy Co.(Delta)                                                          7,300                   332,004
     Duke Energy Corporation(Delta)                                                40,800                 1,142,808
     Edison International(Delta)                                                   13,600                   472,192
     Entergy Corporation                                                            9,352                   660,812
     Exelon Corporation                                                            28,924                 1,327,322
     FirstEnergy Corporation                                                       13,784                   578,239
     FPL Group, Inc.                                                               16,000                   642,400
     KeySpan Corporation(Delta)                                                     6,700                   261,099
     Kinder Morgan, Inc.(Delta)                                                     5,100                   386,070
     Nextel Communications, Inc. Class A*                                          48,300                 1,372,686
     Nicor, Inc.(Delta)                                                             1,800                    66,762
     NiSource, Inc.                                                                11,000                   250,690
     Peoples Energy Corporation(Delta)                                              1,600                    67,072
     PG&E Corporation(Delta)                                                       15,800                   538,780
     Pinnacle West Capital Corporation                                              3,800                   161,538
     PPL Corporation                                                                7,600                   410,324
     Progress Energy, Inc.(Delta)                                                  11,200                   469,840
     Public Service Enterprise Group, Inc.(Delta)                                  10,600                   576,534
     Qwest Communications International, Inc.*(Delta)                              74,600                   276,020
     SBC Communications, Inc.                                                     139,234                 3,298,453
     Sempra Energy                                                                  9,600                   382,464
     Southern Co. (The)(Delta)                                                     32,300                 1,028,109
     Sprint Corporation(Delta)                                                     62,100                 1,412,775
     TECO Energy, Inc.                                                              7,900                   123,872
     TXU Corporation(Delta)                                                        10,500                   836,115
     Verizon Communications, Inc.                                                 118,734                 4,215,057

     Xcel Energy, Inc.(Delta)                                                      16,700                   286,906
                                                                                               --------------------
                                                                                                         32,479,734
                                                                                               --------------------
TOTAL COMMON STOCK
   (Cost $386,314,528)                                                                                  443,543,323
                                                                                               --------------------

SHORT-TERM INVESTMENTS - 10.1%
     AB Funds Trust - Money Market Fund (GS4 Class) (Infinity)                  6,831,753                 6,831,753
     Northern Institutional Liquid Assets Portfolio Section                    38,784,645                38,784,645
                                                                                               --------------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $45,616,398)                                                                                    45,616,398
                                                                                               --------------------

                                                                             PAR
                                                                      -------------------

U.S. TREASURY OBLIGATION - 0.3%
     U.S. Treasury Bill
     2.81%, 07/14/05++++
       (Cost $1,155,560)                                              $         1,165,000                 1,155,799
                                                                                               --------------------

                                                                            SHARES
                                                                      -------------------

RIGHTS/WARRANTS - 0.0%
CONSUMER DISCRETIONARY
     Lucent Technologies, Inc., Wts. Expires 12/10/07*
     (Cost $29,498)                                                                18,909                    12,669
                                                                                               --------------------
TOTAL INVESTMENTS -- 108.5%
   (Cost $433,115,984)                                                                                  490,328,189
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.5%)                                                         (38,223,948)
                                                                                               --------------------
NET ASSETS -- 100.0%                                                                           $        452,104,241
                                                                                               ====================

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                            SHARES           VALUE
--------------                                                           -------        -------------
COMMON STOCK - 96.9%
AUTO & TRANSPORTATION - 2.9%
     American Axle & Manufacturing Holdings, Inc. (Delta)                  2,400        $      58,800
     AMR Corporation* (Delta)                                              5,000               53,500
     Autoliv, Inc.                                                         5,600              266,840
     BorgWarner, Inc. (Delta)                                              2,500              121,700
     Burlington Northern Santa Fe Corporation                            235,000           12,673,550
     CNF, Inc. (Delta)                                                    10,400              486,616
     CSX Corporation                                                      89,600            3,731,840
     Dana Corporation                                                      8,800              112,552
     Delphi Corporation (Delta)                                          668,500            2,994,880
     FedEx Corporation                                                     9,900              930,105
     Ford Motor Co.                                                      104,795            1,187,327
     General Motors Corporation                                           27,600              811,164
     Genuine Parts Co.                                                    10,300              447,947
     Lear Corporation                                                      4,100              181,876
     Navistar International Corporation*                                   1,700               61,880
     Norfolk Southern Corporation                                         52,800            1,956,240
     Oshkosh Truck Corporation (Delta)                                       200               16,398
     Overseas Shipholding Group, Inc.                                     28,600            1,799,226
     Paccar, Inc.                                                         10,450              756,476
     Southwest Airlines Co.                                                9,850              140,264
     Tidewater, Inc. (Delta)                                               1,900               73,834
     TRW Automotive Holdings Corporation*                                  1,400               27,202
     Union Pacific Corporation                                           128,600            8,963,420
     Yellow Roadway Corporation* (Delta)                                  25,700            1,504,478
                                                                                        -------------
                                                                                           39,358,115
                                                                                        -------------
CONSUMER DISCRETIONARY - 10.8%
     Activision, Inc.*                                                     2,000               29,600
     Adesa, Inc, (Delta)                                                   5,200              121,472
     Alberto-Culver Co.                                                      650               31,109
     Allied Waste Industries, Inc.* (Delta)                                9,500               69,445
     American Eagle Outfitters, Inc.                                         700               20,685
     AnnTaylor Stores Corporation* (Delta)                                 1,300               33,267
     AutoNation, Inc.*                                                    10,500              198,870
     Barnes & Noble, Inc.*                                                 2,900              100,021
     Belo Corporation Class A                                              2,300               55,522
     Big Lots, Inc.* (Delta)                                               4,100               49,282
     BJ's Wholesale Club, Inc.* (Delta)                                    4,100              127,346
     Black & Decker Corporation                                              600               47,394
     Blockbuster, Inc. Class A (Delta)                                     7,600               67,108
     Borders Group, Inc.                                                   4,600              122,452
     Brink's Co. (The)                                                       200                6,920
     Brinker International, Inc.* (Delta)                                    700               25,354
     Carnival Corporation (Delta)                                        136,000            7,046,160
     Cendant Corporation (Delta)                                         676,530           13,895,926
     Circuit City Stores, Inc. (Delta)                                   243,700            3,911,385
     Citadel Broadcasting Corporation* (Delta)                             1,700               23,341
     Claire's Stores, Inc.                                                   400                9,216
     Clear Channel Communications, Inc.                                   16,525              569,617
     Cogent, Inc.* (Delta)                                                   400               10,072
     Columbia Sportswear Co.* (Delta)                                        100                5,323
     Convergys Corporation*                                                8,500              126,905
     Costco Wholesale Corporation                                         25,600            1,131,008
     Cox Radio, Inc. Class A* (Delta)                                      1,300               21,853
     Darden Restaurants, Inc.                                              5,300              162,604
     Dillard's, Inc. Class A (Delta)                                       3,600               96,840
     DIRECTV Group, Inc. (The)*                                            4,232               61,026

Donnelley (R.R.) & Sons Co.                                               12,900              407,898
DreamWorks Animation SKG, Inc.* (Delta)                                    1,100               44,781
Eastman Kodak Co. (Delta)                                                296,100            9,638,055
Entercom Communications Corporation*                                       1,100               39,072
Federated Department Stores, Inc.                                         10,100              642,764
Foot Locker, Inc.                                                          5,000              146,500
Gannett Co., Inc.                                                        131,700           10,414,836
Gemstar-TV Guide International, Inc.*                                      9,000               39,150
Gillette Co. (The)                                                         4,500              227,160
Google, Inc.* (Delta)                                                        100               18,051
Harte-Hanks, Inc.                                                            450               12,402
Hasbro, Inc.                                                               9,325              190,696
Hearst-Argyle Television, Inc. (Delta)                                     1,800               45,900
Hilton Hotels Corporation                                                 36,000              804,600
Home Depot, Inc. (The) (Delta)                                            11,100              424,464
IAC/InterActiveCorp* (Delta)                                              10,461              232,966
IKON Office Solutions, Inc.                                                6,700               66,263
International Flavors & Fragrances, Inc.                                     800               31,600
International Speedway Corporation Class A                                   200               10,850
Interpublic Group Cos., Inc.*                                              8,100               99,468
Jones Apparel Group, Inc.                                                  7,500              251,175
Kimberly-Clark Corporation                                                17,300            1,137,129
Knight-Ridder, Inc. (Delta)                                                3,900              262,275
Lamar Advertising Co.* (Delta)                                             1,100               44,319
Laureate Education, Inc.* (Delta)                                            500               21,395
Lee Enterprises, Inc.                                                      2,700              117,180
Leggett & Platt, Inc.                                                      7,100              205,048
Liberty Media Corporation Class A*                                        83,600              866,932
Liberty Media International, Inc. Class A*                                 3,180              139,093
Limited Brands                                                            20,100              488,430
Liz Claiborne, Inc.                                                        6,600              264,858
Manpower, Inc. (Delta)                                                     2,800              121,856
Marriott International, Inc. Class A                                       1,400               93,604
Mattel, Inc. (Delta)                                                     327,800            6,998,530
May Department Stores Co. (The)                                           17,200              636,744
Maytag Corporation (Delta)                                                 2,100               29,337
McClatchy Co. Class A                                                      1,100               81,576
McDonald's Corporation                                                   737,400           22,962,636
Media General, Inc. Class A                                                  700               43,295
Metro-Goldwyn-Mayer, Inc.                                                  2,400               28,680
Mohawk Industries, Inc.*                                                   1,500              126,450
Neiman-Marcus Group, Inc. Class A                                          2,500              228,775
New York Times Co. Class A (Delta)                                           800               29,264
Newell Rubbermaid, Inc. (Delta)                                          326,400            7,161,216
Nordstrom, Inc.                                                            2,100              116,298
Office Depot, Inc.*                                                      239,800            5,318,764
OfficeMax, Inc. (Delta)                                                    5,300              177,550
Omnicom Group, Inc.                                                        1,700              150,484
Outback Steakhouse, Inc.                                                     400               18,316
Penney (JC) Co., Inc.                                                     14,500              752,840
PHH Corporation*                                                           2,336               51,088
Pier 1 Imports, Inc.                                                       2,800               51,044
Pixar, Inc.* (Delta)                                                      18,900            1,843,695
Polo Ralph Lauren Corporation                                              2,200               85,360
Radio One, Inc. Class D*                                                   2,500               36,875
Reebok International, Ltd.                                                 2,700              119,610
Regal Entertainment Group Class A                                          2,400               50,472
Regis Corporation (Delta)                                                  1,500               61,395
Rent-A-Center, Inc.*                                                       1,300               35,503
Republic Services, Inc.                                                    9,100              304,668
Sabre Holdings Corporation                                                 7,900              172,852
Saks, Inc. (Delta)                                                         7,500              135,375
Sears Holdings Corporation* (Delta)                                       45,431            6,049,996
Service Corporation International                                         18,100              135,388
ServiceMaster Co.                                                          7,100               95,850
Sirius Satellite Radio, Inc.* (Delta)                                     77,400              434,988

     Snap-On, Inc.                                                         3,400              108,086
     Stanley Works (The) (Delta)                                         200,900            9,094,743
     Starwood Hotels & Resorts Worldwide, Inc.                             7,900              474,237
     Tech Data Corporation*                                                3,500              129,710
     Time Warner, Inc.*                                                  212,000            3,720,600
     Toys "R" Us, Inc.*                                                   12,700              327,152
     Tribune Co.                                                          14,700              586,089
     Univision Communications, Inc. Class A* (Delta)                       5,395              149,388
     VeriSign, Inc.*                                                       4,500              129,150
     VF Corporation                                                       56,600            3,347,324
     Viad Corporation (Delta)                                                725               19,503
     Waste Management, Inc. (Delta)                                      271,257            7,825,764
     Wendy's International, Inc. (Delta)                                 249,000            9,720,960
     West Corporation*                                                       200                6,400
     Whirlpool Corporation                                                 4,100              277,693
                                                                                          -----------
                                                                                          146,169,606
                                                                                          -----------
CONSUMER STAPLES - 3.4%
     Albertson's, Inc. (Delta)                                           249,700            5,156,305
     Campbell Soup Co.                                                     6,800              197,336
     Clorox Co.                                                            1,941              122,264
     Coca-Cola Co. (The)                                                  13,400              558,378
     Coca-Cola Enterprises, Inc.                                          13,900              285,228
     Colgate-Palmolive Co.                                                 5,300              276,501
     ConAgra Foods, Inc.                                                 477,500           12,902,050
     CVS Corporation                                                      20,900            1,099,758
     Dean Foods Co.* (Delta)                                             124,950            4,285,785
     Del Monte Foods Co.*                                                 10,800              117,180
     General Mills, Inc.                                                  17,200              845,380
     Heinz (H.J.) Co.                                                    186,700            6,878,028
     Hershey Foods Corporation                                             2,300              139,058
     Hormel Foods Corporation                                              4,400              136,884
     J.M. Smucker Co. (The)                                                3,400              171,020
     Kellogg Co.                                                           6,200              268,274
     Kraft Foods, Inc. Class A (Delta)                                    16,000              528,800
     Kroger Co.*                                                          43,900              703,717
     McCormick & Co., Inc.                                                 2,000               68,860
     Pepsi Bottling Group, Inc.                                              900               25,065
     PepsiAmericas, Inc.                                                   4,200               95,172
     PepsiCo, Inc.                                                         5,400              286,362
     Pilgrim's Pride Corporation (Delta)                                   1,200               42,864
     Procter & Gamble Co.                                                 13,450              712,850
     Rite Aid Corporation* (Delta)                                         5,900               23,364
     Safeway, Inc.*                                                      128,000            2,371,840
     Sara Lee Corporation (Delta)                                        242,715            5,378,564
     Smithfield Foods, Inc.*                                               5,000              157,750
     SUPERVALU, Inc.                                                      75,800            2,527,930
     Tootsie Roll Industries, Inc. (Delta)                                 1,482               44,465
     Tyson Foods, Inc. Class A                                            12,981              216,523
     Wrigley (W.M.), Jr. Co.                                                 600               39,342
                                                                                          -----------
                                                                                           46,662,897
                                                                                          -----------

FINANCIAL SERVICES - 29.5%
     A.G. Edwards, Inc.                                                    4,700              210,560
     ACE, Ltd. (Delta)                                                   162,200            6,693,994
     AFLAC, Inc.                                                           3,000              111,780
     Alleghany Corporation*                                                  318               88,152
     Allied Capital Corporation (Delta)                                    7,600              198,360
     Allmerica Financial Corporation* (Delta)                              3,200              115,040
     Allstate Corporation (The) (Delta)                                  336,000           18,164,160
     AMB Property Corporation REIT                                         4,900              185,220
     AMBAC Financial Group, Inc.                                           4,850              362,538
     American Capital Strategies, Ltd. (Delta)                             4,400              138,204
     American Financial Group, Inc.                                        2,200               67,760
     American International Group, Inc.                                   45,433            2,517,443
     American National Insurance Co.                                         500               52,950
     AmeriCredit Corporation* (Delta)                                      9,300              217,992

AmSouth Bancorporation                                                    20,900              542,355
Annaly Mortgage Management, Inc. REIT (Delta)                              7,000              131,320
AON Corporation (Delta)                                                   18,700              427,108
Apartment Investment & Management Co. Class A
REIT                                                                       5,600              208,320
Archstone-Smith Trust REIT                                                11,600              395,676
Arden Realty, Inc. REIT                                                    3,900              132,015
Arthur J. Gallagher & Co. (Delta)                                            300                8,640
Associated Banc-Corp                                                      40,700            1,271,061
Assurant, Inc. (Delta)                                                     4,700              158,390
Astoria Financial Corporation                                              6,900              174,570
Automatic Data Processing, Inc.                                            4,900              220,255
AvalonBay Communities, Inc. REIT                                           4,200              280,938
Bank of America Corporation                                              860,784           37,960,574
Bank of Hawaii Corporation                                                 3,200              144,832
Bank of New York Co., Inc. (The)                                          40,100            1,164,905
BB&T Corporation (Delta)                                                  33,029            1,290,773
Bear Stearns Cos., Inc. (The)                                              6,500              649,350
BOK Financial Corporation* (Delta)                                         1,057               42,999
Boston Properties, Inc. REIT                                               4,900              295,127
BRE Properties, Inc. Class A REIT                                          3,000              105,900
Camden Property Trust REIT                                                 3,800              178,714
Capital One Financial Corporation (Delta)                                  4,000              299,080
Capitol Federal Financial (Delta)                                          1,300               45,032
CBL & Associates Properties, Inc. REIT (Delta)                            13,600              972,536
Centerpoint Properties Corporation REIT (Delta)                            2,800              114,800
Checkfree Corporation* (Delta)                                             1,700               69,292
Chubb Corporation                                                        130,800           10,368,516
Cigna Corporation (Delta)                                                108,500            9,689,050
Cincinnati Financial Corporation                                           8,815              384,422
CIT Group, Inc.                                                           88,300            3,355,400
Citigroup, Inc.                                                        1,013,200           45,533,207
City National Corporation                                                  2,400              167,568
CNA Financial Corporation*                                                 1,500               42,090
Colonial BancGroup, Inc.                                                   7,500              153,900
Comerica, Inc. (Delta)                                                   145,700            8,025,156
Commerce Bancshares, Inc. (Delta)                                          3,607              173,857
Compass Bancshares, Inc.                                                  60,900            2,764,860
Conseco, Inc.* (Delta)                                                     9,100              185,822
Countrywide Financial Corporation                                         63,700            2,067,702
Crescent Real Estate Equities Co. REIT (Delta)                           254,800            4,163,432
Cullen/Frost Bankers, Inc.                                                 3,000              135,450
Deluxe Corporation                                                         3,700              147,482
Developers Diversified Realty Corporation REIT                             6,000              238,500
Doral Financial Corporation (Delta)                                       19,600              429,044
Duke Realty Corporation REIT                                               8,400              250,740
E*TRADE Financial Corporation*                                             9,300              111,600
Equifax, Inc.                                                              2,600               79,794
Equity Office Properties Trust REIT                                       24,085              725,681
Equity Residential Properties Trust REIT                                  18,100              583,001
Erie Indemnity Co. Class A                                                 1,700               88,604
Everest Re Group, Ltd. (Delta)                                            24,600            2,093,706
Fair Isaac & Co., Inc. (Delta)                                               600               20,664
Fannie Mae                                                                57,000            3,103,650
Federal Realty Investors Trust REIT                                        3,100              149,885
Federated Investors, Inc. Class B (Delta)                                    500               14,155
Fidelity National Financial, Inc.                                          9,579              315,532
Fifth Third Bancorp (Delta)                                                5,300              227,794
First American Corporation                                                 4,600              151,524
First Horizon National Corporation                                         7,800              318,162
FirstMerit Corporation                                                     5,000              133,800
Franklin Resources, Inc.                                                   8,400              576,660
Freddie Mac                                                              158,000            9,985,600
Fremont General Corporation (Delta)                                        1,500               32,985
Friedman, Billings, Ramsey Group, Inc. Class A
REIT                                                                       4,400               69,828

Fulton Financial Corporation (Delta)                                       7,240                   157,760
General Growth Properties, Inc. REIT                                     102,200                 3,485,020
Genworth Financial, Inc. Class A                                           7,400                   203,648
Golden West Financial Corporation (Delta)                                 10,100                   611,050
Goldman Sachs Group, Inc.                                                 18,200                 2,001,818
Hartford Financial Services Group, Inc.                                  307,100                21,054,775
HCC Insurance Holdings, Inc.                                               2,800                   101,248
Health Care Property Investors, Inc. REIT (Delta)                          7,800                   183,066
Health Care REIT, Inc. (Delta)                                             3,000                    96,000
Hibernia Corporation Class A                                               9,200                   294,492
Hospitality Properites Trust REIT                                          4,000                   161,520
Host Marriott Corporation REIT (Delta)                                    20,600                   341,136
HRPT Properties Trust REIT                                                10,500                   125,055
Hudson United Bancorp                                                      2,700                    95,175
Huntington Bancshares, Inc.                                               14,200                   339,380
Independence Community Bank Corporation                                    4,900                   191,100
IndyMac Bancorp, Inc. (Delta)                                              1,900                    64,600
Instinet Group, Inc.*                                                      7,000                    41,160
International Bancshares Corporation                                       2,100                    72,807
iStar Financial, Inc. REIT                                                 6,500                   267,670
Janus Capital Group, Inc.                                                 14,200                   198,090
Jefferies Group, Inc.                                                      3,000                   113,040
Jefferson-Pilot Corporation                                                8,300                   407,115
JPMorgan Chase & Co.                                                     662,338                22,916,894
KeyCorp (Delta)                                                          254,750                 8,266,638
Kimco Realty Corporation REIT                                              5,800                   312,620
Lehman Brothers Holdings, Inc.                                            16,442                 1,548,179
Leucadia National Corporation                                              4,750                   163,163
Liberty Property Trust REIT                                                5,000                   195,250
Lincoln National Corporation                                              10,300                   464,942
Loews Corporation                                                          8,800                   647,152
M & T Bank Corporation                                                     4,500                   459,270
Macerich Co. (The) REIT                                                    3,500                   186,480
Mack-Cali Realty Corporation REIT                                          3,600                   152,460
Markel Corporation*                                                          300                   103,563
Marshall & Ilsley Corporation                                             13,200                   551,100
MBIA, Inc.                                                                 8,750                   457,450
MBNA Corporation                                                         454,400                11,155,520
Mellon Financial Corporation                                              17,500                   499,450
Mercantile Bankshares Corporation                                          4,700                   239,042
Mercury General Corporation (Delta)                                        1,500                    82,890
Merrill Lynch & Co., Inc.                                                151,267                 8,561,712
MetLife, Inc.                                                             24,000                   938,400
MGIC Investment Corporation (Delta)                                      109,400                 6,746,698
Mills Corporation (The) REIT                                              32,800                 1,735,120
MoneyGram International, Inc. (Delta)                                      2,900                    54,781
Morgan Stanley                                                           155,400                 8,896,650
National City Corporation                                                 34,337                 1,150,290
Nationwide Financial Services Class A                                      3,300                   118,470
New Plan Excel Realty Trust REIT                                           5,900                   148,149
New York Community Bancorp, Inc.                                          15,654                   284,277
North Fork Bancorporation, Inc.                                          134,408                 3,728,478
Northern Trust Corporation                                                 8,100                   351,864
Nuveen Investments, Inc. Class A (Delta)                                     400                    13,728
Odyssey Re Holdings Corporation (Delta)                                      700                    17,528
Old Republic International Corporation                                    62,450                 1,454,461
Pan Pacific Retail Properties, Inc. REIT                                   2,400                   136,200
People's Bank (Delta)                                                      2,250                    92,138
Plum Creek Timber Co., Inc. REIT                                          10,862                   387,773
PMI Group, Inc. (The) (Delta)                                              5,700                   216,657
PNC Financial Services Group, Inc.                                        16,800                   864,864
Popular, Inc.                                                             16,000                   389,120
Principal Financial Group                                                 18,800                   723,612
Progressive Corporation (The)                                             10,000                   917,600
Prologis Trust REIT                                                       11,889                   441,082
Protective Life Corporation                                                4,100                   161,130

     Providian Financial Corporation*                                     12,500                   214,500
     Prudential Financial, Inc.                                           26,300                 1,509,620
     Public Storage, Inc. REIT                                             4,900                   279,006
     Radian Group, Inc.                                                    3,600                   171,864
     Raymond James Financial, Inc. (Delta)                                 3,600                   109,080
     Rayonier, Inc. REIT (Delta)                                           2,940                   145,618
     Reckson Associates Realty Corporation REIT (Delta)                    4,000                   122,800
     Regency Centers Corporation REIT                                      1,500                    71,445
     Regions Financial Corporation                                        27,349                   886,108
     Reinsurance Group of America, Inc.                                    1,700                    72,386
     Ryder System, Inc.                                                    2,100                    87,570
     Safeco Corporation                                                    7,500                   365,325
     Schwab (Charles) Corporation (The)                                    7,000                    73,570
     Shurgard Storage Centers, Inc. Class A REIT                           2,700                   110,646
     Simon Property Group, Inc. REIT (Delta)                              38,757                 2,347,899
     Sky Financial Group, Inc. (Delta)                                     6,100                   163,602
     SL Green Realty Corporation REIT (Delta)                              2,300                   129,306
     SLM Corporation                                                     156,200                 7,785,008
     South Financial Group, Inc. (Delta)                                   3,500                   106,890
     Sovereign Bancorp, Inc.                                              21,300                   472,008
     St. Paul Travelers Cos., Inc.                                        39,691                 1,457,851
     Stancorp Financial Group, Inc.                                        1,700                   144,126
     State Street Corporation                                             10,300                   450,316
     Student Loan Corporation                                                200                    41,802
     Sungard Data Systems, Inc.*                                           2,100                    72,450
     SunTrust Banks, Inc.                                                 74,574                 5,374,548
     Synovus Financial Corporation                                        46,000                 1,281,560
     TCF Financial Corporation                                             1,000                    27,150
     TD Banknorth, Inc.* (Delta)                                           4,998                   156,138
     Thornburg Mortgage, Inc. REIT                                         4,800                   134,592
     Torchmark Corporation                                                 6,600                   344,520
     Transatlantic Holdings, Inc.                                          1,375                    91,053
     Trizec Properties, Inc. REIT                                          5,300                   100,700
     UnionBanCal Corporation                                              32,200                 1,972,250
     United Dominion Realty Trust, Inc. REIT                               7,600                   158,612
     Unitrin, Inc.                                                         1,600                    72,640
     UnumProvident Corporation (Delta)                                   221,300                 3,766,526
     US Bancorp                                                          270,225                 7,787,885
     Valley National Bancorp                                               5,536                   142,718
     Ventas, Inc. REIT                                                     2,200                    54,912
     Vornado Realty Trust REIT                                             5,700                   394,839
     W Holding Co., Inc.                                                   2,754                    27,733
     W.R. Berkley Corporation                                              3,875                   192,200
     Wachovia Corporation                                                355,828                18,115,203
     Washington Federal, Inc.                                              5,097                   118,811
     Washington Mutual, Inc.                                             552,814                21,836,152
     Webster Financial Corporation                                         3,100                   140,771
     Weingarten Realty Investors REIT                                        400                    13,804
     WellChoice, Inc.*                                                       900                    47,979
     Wells Fargo & Co.                                                   196,972                11,778,926
     Westcorp                                                              1,100                    46,475
     WFS Financial, Inc.*                                                    200                     8,630
     Whitney Holding Corporation                                           2,400                   106,824
     Wilmington Trust Corporation                                          3,900                   136,890
     XL Capital, Ltd. Class A (Delta)                                    120,900                 8,749,533
     Zions Bancorporation                                                  6,000                   414,120
                                                                                               -----------
                                                                                               401,992,598
                                                                                               -----------

HEALTHCARE - 7.4%
     Abbott Laboratories                                                  29,100                 1,356,642
     Aetna, Inc.                                                          12,600                   944,370
     AmerisourceBergen Corporation (Delta)                                 4,846                   277,627
     Bausch & Lomb, Inc.                                                   1,200                    87,960
     Baxter International, Inc.                                          289,200                 9,827,016
     Becton Dickinson & Co.                                               54,986                 3,212,282
     Biogen Idec, Inc.* (Delta)                                            1,000                    34,510

     Bristol-Myers Squibb Co. (Delta)                                    378,100                 9,626,426
     Cardinal Health, Inc.                                                59,100                 3,297,780
     Caremark Rx, Inc.*                                                   12,000                   477,360
     Community Health Systems, Inc.*                                       1,500                    52,365
     Dade Behring Holdings, Inc.*                                            300                    17,679
     HCA, Inc. (Delta)                                                    15,300                   819,621
     Health Management Associates, Inc. Class A (Delta)                    1,600                    41,888
     Health Net, Inc.* (Delta)                                           174,800                 5,717,708
     Henry Schein, Inc.*                                                     500                    17,920
     Hospira, Inc*                                                         9,300                   300,111
     Humana, Inc.*                                                         9,600                   306,624
     ICOS Corporation*                                                     1,700                    38,182
     Invitrogen Corporation*                                               1,600                   110,720
     IVAX Corporation* (Delta)                                           257,950                 5,099,672
     Johnson & Johnson                                                     7,000                   470,120
     King Pharmaceuticals, Inc.*                                          14,300                   118,833
     Laboratory Corporation of America Holdings*                             400                    19,280
     Manor Care, Inc.                                                      1,000                    36,360
     McKesson Corporation                                                  9,400                   354,850
     Medco Health Solutions, Inc.* (Delta)                               226,517                11,228,448
     Medicis Pharmaceutical Corporation Class A                            6,400                   191,872
     Merck & Co., Inc.                                                   207,500                 6,716,775
     Millennium Pharmeceuticals, Inc.* (Delta)                             8,400                    70,728
     Omnicare, Inc.                                                        1,100                    38,995
     PacifiCare Health Systems, Inc.*                                      4,200                   239,064
     Pfizer, Inc.                                                        374,200                 9,830,234
     Protein Design Labs, Inc.* (Delta)                                    4,600                    73,554
     Schering-Plough Corporation                                         418,400                 7,593,960
     Tenet Healthcare Corporation*                                        27,600                   318,228
     Triad Hospitals, Inc.* (Delta)                                        2,900                   145,290
     Universal Health Services, Inc. Class B                               1,500                    78,600
     Watson Pharmaceuticals, Inc.*                                       140,900                 4,329,857
     WebMD Corporation* (Delta)                                            8,500                    72,250
     WellPoint, Inc.*                                                     57,531                 7,211,511
     Wyeth                                                               213,900                 9,022,302
                                                                                               -----------
                                                                                                99,825,574
                                                                                               -----------

INTEGRATED OILS - 10.6%
     Amerada Hess Corporation                                              4,600                   442,566
     BP PLC ADR (Delta)                                                  191,068                11,922,643
     ChevronTexaco Corporation                                           548,396                31,976,971
     ConocoPhillips                                                      285,932                30,834,907
     ExxonMobil Corporation                                              648,900                38,674,440
     Marathon Oil Corporation                                            135,200                 6,343,584
     Murphy Oil Corporation                                                4,800                   473,904
     Occidental Petroleum Corporation                                    260,700                18,554,019
     Unocal Corporation                                                   78,600                 4,848,834
                                                                                               -----------
                                                                                               144,071,868
                                                                                               -----------

MATERIALS & PROCESSING - 5.4%
     Air Products & Chemicals, Inc.                                       13,500                   854,415
     Alcoa, Inc.                                                         275,100                 8,360,288
     American Standard Cos., Inc.                                         43,100                 2,003,288
     Archer-Daniels-Midland Co.                                           34,689                   852,656
     Ashland, Inc.                                                         4,200                   283,374
     Ball Corporation (Delta)                                              3,400                   141,032
     Bemis Co.                                                             6,300                   196,056
     Bowater, Inc. (Delta)                                                 3,300                   124,311
     Cabot Corporation                                                     3,700                   123,691
     Celanese Corporation Series A*                                        2,200                    39,578
     Dow Chemical Co. (The)                                              143,144                 7,135,728
     Du Pont (E.I.) de Nemours & Co.                                      59,600                 3,053,904
     Eastman Chemical Co.                                                  4,600                   271,400
     Energizer Holdings, Inc.*                                             2,400                   143,520
     Engelhard Corporation                                                 7,400                   222,222
     Florida Rock Industries, Inc. (Delta)                                 1,300                    76,466
     Fluor Corporation                                                     3,000                   166,290

     Forest City Enterprises, Inc. Class A                                 1,800                   114,840
     Georgia-Pacific Corporation                                         166,071                 5,893,860
     Harsco Corporation                                                    1,600                    95,376
     Hughes Supply, Inc. (Delta)                                           2,000                    59,500
     Huntsman Corporation*                                                 2,900                    67,628
     International Paper Co.                                              28,900                 1,063,231
     International Steel Group, Inc.*                                        900                    35,550
     Jacobs Engineering Group, Inc.*                                         700                    36,344
     Lafarge North America, Inc.                                          23,400                 1,367,730
     Louisiana-Pacific Corporation (Delta)                                 6,400                   160,896
     Lubrizol Corporation                                                 34,200                 1,389,888
     Lyondell Chemical Co. (Delta)                                       162,900                 4,548,168
     Martin Marietta Materials, Inc.                                       2,900                   162,168
     Masco Corporation                                                    26,500                   918,755
     MeadWestvaco Corporation                                            237,847                 7,568,292
     Monsanto Co.                                                         15,800                 1,019,100
     Nalco Holding Co.*                                                    1,700                    32,011
     Neenah Paper, Inc. (Delta)                                              542                    18,222
     Newmont Mining Corporation                                            8,600                   363,350
     Nucor Corporation                                                     4,800                   276,288
     Owens-Illinois, Inc.*                                                14,700                   369,558
     Packaging Corporation of America (Delta)                              3,600                    87,444
     Pactiv Corporation*                                                 299,800                 7,000,330
     Phelps Dodge Corporation (Delta)                                      5,500                   559,515
     PPG Industries, Inc.                                                 10,200                   729,504
     Praxair, Inc.                                                        13,700                   655,682
     Precision Castparts Corporation                                      40,300                 3,103,503
     Rohm & Haas Co.                                                       9,500                   456,000
     RPM International, Inc. (Delta)                                       6,900                   126,132
     Scotts Miracle-Gro Co. (The) Class A* (Delta)                         1,000                    70,230
     Sealed Air Corporation*                                                 800                    41,552
     Sherwin-Williams Co. (The)                                           73,400                 3,228,866
     Sigma-Aldrich Corporation (Delta)                                     3,300                   202,125
     Smurfit-Stone Container Corporation*                                 15,100                   233,597
     Sonoco Products Co.                                                   5,800                   167,330
     Southern Peru Copper Corporation (Delta)                                400                    22,184
     Temple-Inland, Inc.                                                   3,300                   239,415
     Timken Co.                                                            2,000                    54,680
     United States Steel Corporation                                       6,800                   345,780
     Valspar Corporation (Delta)                                           3,000                   139,620
     Vulcan Materials Co. (Delta)                                          6,100                   346,663
     Weyerhaeuser Co.                                                     77,000                 5,274,500
     Worthington Industries, Inc.                                            600                    11,568
                                                                                                ----------
                                                                                                72,705,194
                                                                                                ----------

OTHER - 2.1%
     Brunswick Corporation                                                 2,400                   112,440
     Carlisle Cos., Inc. (Delta)                                           1,800                   125,586
     Eaton Corporation                                                     8,900                   582,060
     General Electric Co.                                                642,800                23,179,368
     Hillenbrand Industries, Inc.                                          6,500                   360,555
     Honeywell International, Inc.                                        51,100                 1,901,431
     ITT Industries, Inc.                                                  3,500                   315,840
     Johnson Controls, Inc.                                                8,500                   473,960
     SPX Corporation (Delta)                                               4,200                   181,776
     Teleflex, Inc. (Delta)                                                2,100                   107,478
     Textron, Inc.                                                         7,000                   522,340
     Wesco Financial Corporation                                             100                    38,498
                                                                                                ----------
                                                                                                27,901,332
                                                                                                ----------

OTHER ENERGY - 2.7%
     Anadarko Petroleum Corporation                                       94,000                 7,153,399
     Apache Corporation                                                   19,382                 1,186,760
     Arch Coal, Inc. (Delta)                                               2,000                    86,020
     Burlington Resources, Inc.                                           97,100                 4,861,797
     Chesapeake Energy Corporation                                        17,800                   390,532
     Consol Energy, Inc. (Delta)                                           2,000                    94,040

     Cooper Cameron Corporation* (Delta)                                   2,500                   143,025
     Devon Energy Corporation                                             28,538                 1,362,690
     Diamond Offshore Drilling, Inc. (Delta)                               1,700                    84,830
     Dynegy, Inc. Class A* (Delta)                                        16,700                    65,297
     El Paso Corporation                                                  37,972                   401,744
     ENSCO International, Inc.                                             4,000                   150,640
     EOG Resources, Inc. (Delta)                                          13,800                   672,612
     Equitable Resources, Inc.                                             3,700                   212,528
     Forest Oil Corporation* (Delta)                                       4,900                   198,450
     Kerr-McGee Corporation                                                8,275                   648,181
     Massey Energy Co. (Delta)                                             4,500                   180,180
     National Oilwell Varco, Inc.* (Delta)                                 5,981                   279,313
     Newfield Exploration Co.*                                             1,700                   126,242
     Noble Energy, Inc. (Delta)                                            3,900                   265,278
     NRG Energy, Inc.* (Delta)                                             4,600                   157,090
     Patterson-UTI Energy, Inc.                                              700                    17,514
     Peabody Energy Corporation                                            7,600                   352,336
     Pioneer Natural Resouces Co (Delta)                                   7,100                   303,312
     Pogo Producing Co.                                                    3,500                   172,340
     Premcor, Inc.                                                         2,300                   137,264
     Pride International, Inc.* (Delta)                                    3,500                    86,940
     Reliant Energy, Inc.* (Delta)                                       150,473                 1,712,383
     Rowan Cos., Inc.                                                      3,100                    92,783
     Sunoco, Inc. (Delta)                                                  4,100                   424,432
     Tesoro Corporation* (Delta)                                          47,500                 1,758,450
     Transocean, Inc.*                                                    29,300                 1,507,778
     Valero Energy Corporation                                            15,300                 1,121,031
     Williams Cos., Inc.                                                 557,100                10,479,050
                                                                                                ----------
                                                                                                36,886,261
                                                                                                ----------

PRODUCER DURABLES - 6.6%
     AGCO Corporation* (Delta)                                             5,700                   104,025
     Agilent Technologies, Inc.*                                           2,500                    55,500
     Alliant Techsystems, Inc.*                                              800                    57,160
     American Power Conversion Corporation                               217,600                 5,681,536
     American Tower Corporation Class A* (Delta)                          13,600                   247,928
     AMETEK, Inc.                                                          1,200                    48,300
     Andrew Corporation* (Delta)                                           5,400                    63,234
     Boeing Co. (The)                                                     77,300                 4,518,958
     Briggs & Stratton Corporation (Delta)                                   700                    25,487
     Caterpillar, Inc.                                                     4,800                   438,912
     Centex Corporation                                                    3,800                   217,626
     Crane Co.                                                             3,100                    89,249
     Crown Castle International Corporation*                               6,500                   104,390
     Cummins, Inc.                                                         2,400                   168,840
     Deere & Co.                                                           8,500                   570,605
     Diebold, Inc.                                                         4,300                   235,855
     Dover Corporation                                                     2,300                    86,917
     DR Horton, Inc.                                                       8,333                   243,667
     Emerson Electric Co.                                                167,700                10,888,761
     Goodrich Corporation                                                  7,000                   268,030
     Grainger (W.W.), Inc.                                                 4,200                   261,534
     Hovnanian Enterprises, Inc. Class A*                                    800                    40,800
     Hubbell, Inc. Class B (Delta)                                         3,600                   183,960
     Illinois Tool Works, Inc.                                               800                    71,624
     Ingersoll-Rand Co., Ltd. Class A                                     21,900                 1,744,335
     KB HOME                                                               2,000                   234,920
     Lam Research Corporation* (Delta)                                    42,600                 1,229,436
     Lennar Corporation Class A (Delta)                                   11,400                   646,152
     Lockheed Martin Corporation                                          22,300                 1,361,638
     MDC Holdings, Inc. (Delta)                                              910                    63,382
     Mettler Toledo International, Inc.* (Delta)                           1,100                    52,250
     Molex, Inc.                                                           1,400                    36,904
     Nokia Corporation ADR (Delta)                                       607,700                 9,376,811
     Northrop Grumman Corporation                                        262,670                14,178,927
     Novellus Systems, Inc.*                                               2,100                    56,133

     NVR, Inc.* (Delta)                                                    2,900                 2,276,500
     Pall Corporation                                                      6,800                   184,416
     Parker Hannifin Corporation                                           7,100                   432,532
     Pentair, Inc.                                                         6,000                   234,000
     Pitney Bowes, Inc.                                                   97,300                 4,390,176
     Polycom, Inc.*                                                        2,900                    49,155
     Pulte Homes, Inc.                                                     3,600                   265,068
     Roper Industries, Inc. (Delta)                                          300                    19,650
     Ryland Group, Inc. (Delta)                                            2,400                   148,848
     Standard-Pacific Corporation (Delta)                                  2,100                   151,599
     Steelcase, Inc. Class A                                               2,900                    40,020
     Tektronix, Inc.                                                         700                    17,171
     Thermo Electron Corporation*                                         19,500                   493,155
     Toll Brothers, Inc.* (Delta)                                         35,700                 2,814,945
     Tyco International, Ltd.                                            286,300                 9,676,940
     United Defense Industries, Inc. (Delta)                                 500                    36,710
     United Technologies Corporation                                     139,550                14,186,652
     Xerox Corporation*                                                   51,700                   783,255
                                                                                                ----------
                                                                                                89,854,578
                                                                                                ----------

TECHNOLOGY - 4.9%
     3Com Corporation*                                                    23,200                    82,592
     ADC Telecommunications, Inc.* (Delta)                                14,300                    28,457
     Advanced Micro Devices, Inc.* (Delta)                                10,200                   164,424
     Affiliated Computer Services, Inc. Class A* (Delta)                   2,300                   122,452
     Altera Corporation*                                                  35,300                   698,234
     Apple Computer, Inc.*                                                23,800                   991,746
     Applera Corporation-Applied Biosystems Group                         12,000                   236,880
     Applied Micro Circuits Corporation* (Delta)                           9,700                    31,913
     Arrow Electronics, Inc.*                                             12,100                   306,735
     Avnet, Inc.*                                                          7,100                   130,782
     Avocent Corporation*                                                    500                    12,830
     AVX Corporation (Delta)                                               1,900                    23,275
     BearingPoint, Inc.* (Delta)                                           7,900                    69,283
     BMC Software, Inc.*                                                   9,500                   142,500
     Cadence Design Systems, Inc.*                                         7,100                   106,145
     Ceridian Corporation*                                                 3,200                    54,560
     CIENA Corporation* (Delta)                                           31,891                    54,853
     Computer Associates International, Inc.                             119,156                 3,229,128
     Computer Sciences Corporation*                                       97,200                 4,456,620
     Compuware Corporation*                                               22,800                   164,160
     Comverse Technology, Inc.* (Delta)                                    5,200                   131,144
     Conexant Systems, Inc.* (Delta)                                      12,300                    18,450
     Corning, Inc.*                                                       12,800                   142,464
     Electronic Data Systems Corporation                                 464,100                 9,592,947
     EMC Corporation*                                                    279,000                 3,437,280
     Fairchild Semicoductor International, Inc.*                           3,200                    49,056
     Foundry Networks, Inc.* (Delta)                                       2,400                    23,760
     Freescale Semiconductor, Inc. Series B*                               3,500                    60,375
     General Dynamics Corporation                                         22,800                 2,440,740
     Harris Corporation (Delta)                                            2,600                    84,890
     Hewlett-Packard Co.                                                 494,750                10,854,814
     Ingram Micro, Inc. Class A*                                          94,600                 1,576,982
     Intel Corporation                                                   113,300                 2,631,959
     International Business Machines Corporation                          33,600                 3,070,368
     International Rectifier Corporation* (Delta)                            700                    31,850
     Intersil Corporation Class A                                          4,700                    81,404
     L-3 Communications Holdings, Inc.                                     2,800                   198,856
     LSI Logic Corporation* (Delta)                                       12,400                    69,316
     Lucent Technologies, Inc.*                                          258,500                   710,875
     Maxtor Corporation*                                                   8,500                    45,220
     McAfee, Inc.*                                                        18,300                   412,848
     Micron Technology, Inc.*                                             18,200                   188,188
     Microsoft Corporation                                               288,900                 6,982,713
     Motorola, Inc.                                                      320,900                 4,803,873
     NCR Corporation*                                                      2,400                    80,976

     Oracle Corporation*                                                  23,600                   294,528
     PerkinElmer, Inc.                                                    28,900                   596,207
     QLogic Corporation* (Delta)                                             900                    36,450
     Raytheon Co.                                                         70,000                 2,709,000
     Reynolds & Reynolds Co. (The) Class A (Delta)                           300                     8,118
     Rockwell Automation, Inc.                                             3,800                   215,232
     Sandisk Corporation* (Delta)                                          2,000                    55,600
     Sanmina-SCI Corporation*                                             15,176                    79,219
     Scientific-Atlanta, Inc.                                              9,100                   256,802
     Seagate Technology, Inc.*+                                            4,600                         0
     Siebel Systems, Inc.*                                                 5,900                    53,867
     Storage Technology Corporation*                                       5,000                   154,000
     Sun Microsystems, Inc.*                                             198,000                   799,920
     Sybase, Inc.* (Delta)                                                 5,700                   105,222
     Synopsys, Inc.*                                                      84,300                 1,525,830
     Tellabs, Inc.*                                                       16,266                   118,742
     TIBCO Software, Inc.* (Delta)                                         3,700                    27,565
     Unisys Corporation*                                                  18,700                   132,022
     UTStarcom, Inc.* (Delta)                                              1,400                    15,330
     Vishay Intertechnology, Inc.*                                         7,000                    87,010
     Western Digital Corporation* (Delta)                                  8,900                   113,475
                                                                                                ----------
                                                                                                66,213,056
                                                                                                ----------

UTILITIES - 10.6%
     AES Corporation (The)*                                               92,200                 1,510,236
     AGL Resources, Inc.                                                   3,800                   132,734
     Allegheny Energy, Inc.* (Delta)                                       6,100                   126,026
     Allete, Inc. (Delta)                                                  1,733                    72,525
     Alliant Energy Corporation                                            6,600                   176,748
     Alltel Corporation (Delta)                                           18,300                 1,003,755
     Ameren Corporation (Delta)                                           11,200                   548,912
     American Electric Power Co., Inc. (Delta)                           265,200                 9,032,712
     Aqua America, Inc. (Delta)                                            5,525                   134,534
     AT&T Corporation                                                    342,760                 6,426,750
     BellSouth Corporation                                               109,200                 2,870,868
     Cablevision Systems Corporation Class A* (Delta)                      1,375                    38,569
     Centerpoint Energy, Inc. (Delta)                                     16,800                   202,104
     CenturyTel, Inc.                                                      8,300                   272,572
     Cinergy Corporation                                                  10,700                   433,564
     Citizens Communications Co.                                          19,100                   247,154
     Comcast Corporation Class A*                                        416,363                14,064,742
     Consolidated Edison, Inc.                                            14,400                   607,392
     Constellation Energy Group, Inc.                                     10,000                   517,000
     Dominion Resources, Inc. (Delta)                                     20,319                 1,512,343
     DPL, Inc. (Delta)                                                     7,500                   187,500
     DTE Energy Co.                                                       64,500                 2,933,460
     Duke Energy Corporation                                             234,700                 6,573,947
     Edison International                                                 19,300                   670,096
     Energen Corporation                                                  11,900                   792,540
     Energy East Corporation                                               8,700                   228,114
     Entergy Corporation                                                 183,300                12,951,978
     Exelon Corporation (Delta)                                          163,574                 7,506,411
     FirstEnergy Corporation                                              20,312                   852,088
     FPL Group, Inc.                                                      22,000                   883,300
     Great Plains Energy, Inc. (Delta)                                     4,100                   125,378
     Hawaiian Electric Industries, Inc.                                    4,800                   122,496
     KeySpan Corporation (Delta)                                          96,100                 3,745,017
     Kinder Morgan, Inc.                                                   4,800                   363,360
     MDU Resources Group, Inc.                                            54,350                 1,501,147
     National Fuel Gas Co.                                                 4,300                   122,937
     NiSource, Inc.                                                       57,700                 1,314,983
     Nortel Networks Corporation* (Delta)                              1,100,500                 3,004,365
     Northeast Utilities                                                  40,100                   772,727
     NSTAR                                                                 3,100                   168,330
     NTL, Inc.*(Delta)                                                     4,400                   280,148
     OGE Energy Corporation (Delta)                                        5,200                   140,140

     Oneok, Inc.                                                           6,100                   188,002
     Pepco Holdings, Inc. (Delta)                                         64,398                 1,351,714
     PG&E Corporation (Delta)                                             23,700                   808,170
     Pinnacle West Capital Corporation                                     5,400                   229,554
     PPL Corporation (Delta)                                             135,200                 7,299,448
     Progress Energy, Inc. (Delta)                                        15,800                   662,810
     Progress Energy, Inc. Contingent Value Obligation*+                   3,100                     1,209
     Public Service Enterprise Group, Inc. (Delta)                        14,100                   766,899
     Puget Energy, Inc.                                                    5,900                   130,036
     Questar Corporation                                                   5,500                   325,875
     Qwest Communications International, Inc.* (Delta)                    87,700                   324,490
     SBC Communications, Inc.                                            197,200                 4,671,668
     SCANA Corporation                                                     6,600                   252,252
     Sempra Energy                                                        63,000                 2,509,920
     Southern Co. (The)                                                   43,900                 1,397,337
     Sprint Corporation (Delta)                                           66,900                 1,521,975
     TECO Energy, Inc.                                                    11,200                   175,616
     Telephone & Data Systems, Inc.                                        1,700                   138,720
     TXU Corporation (Delta)                                              67,800                 5,398,914
     UGI Corporation                                                       3,000                   136,260
     UnitedGlobalCom, Inc. Class A*                                        5,000                    47,300
     US Cellular Corporation*                                                500                    22,815
     Vectren Corporation (Delta)                                           4,500                   119,880
     Verizon Communications, Inc.                                        801,524                28,454,102
     Westar Energy, Inc.                                                  18,000                   389,520
     Western Gas Resources, Inc.                                           3,200                   110,240
     Wisconsin Energy Corporation                                          7,000                   248,500
     WPS Resources Corporation (Delta)                                     2,200                   116,424
     Xcel Energy, Inc. (Delta)                                            23,640                   406,135
                                                                                             -------------
                                                                                               143,377,487
                                                                                             -------------

TOTAL COMMON STOCK
   (Cost $1,094,311,441)                                                                     1,315,018,566
                                                                                             -------------

SHORT-TERM INVESTMENTS - 14.2%
     AB Funds Trust - Money Market Fund (GS4 Class) (Infinity)        34,504,551                34,504,551
     Northern Institutional Liquid Assets Portfolio Section          158,407,459               158,407,459
                                                                                             -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $192,912,010)                                                                         192,912,010
                                                                                             -------------

                                                                        PAR
                                                                    ------------
U.S. TREASURY OBLIGATION - 0.4%
     U.S. Treasury Bill
     2.81%, 07/14/05++++
       (Cost $4,810,699)                                            $  4,850,000                 4,811,695
                                                                                                 ---------

                                                                          SHARES
                                                                          ------
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES
     Simon Property Group, L.P. REIT 6.00%
     (Cost $30,524)                                                          570                    31,595
                                                                                            --------------

TOTAL INVESTMENTS -- 111.5%
   (Cost $1,292,064,674)                                                                     1,512,773,866
LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.5%)                                              (156,520,951)
                                                                                            --------------
NET ASSETS -- 100.0%                                                                        $1,356,252,915
                                                                                            ==============

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                            SHARES                   VALUE
--------------                                                           ---------              ------------
COMMON STOCK - 96.5%
AUTO & TRANSPORTATION - 1.8%
     FedEx Corporation                                                     202,110              $ 18,988,235
     Harley-Davidson, Inc. (Delta)                                         115,475                 6,669,836
                                                                                                ------------
                                                                                                  25,658,071
                                                                                                ------------

CONSUMER DISCRETIONARY - 26.1%
     Amazon.com, Inc.* (Delta)                                             494,300                16,939,661
     Apollo Group, Inc. Class A*                                           415,165                30,747,120
     Avon Products, Inc.                                                   106,500                 4,573,110
     Bed Bath & Beyond, Inc.*                                              179,300                 6,551,622
     Coach, Inc.*                                                           73,000                 4,133,990
     Comcast Corporation Class A* (Delta)                                  200,000                 6,680,000
     eBay, Inc.*                                                         1,058,800                39,450,887
     Electronic Arts, Inc.*                                                397,161                20,564,997
     Gillette Co. (The) (Delta)                                             85,800                 4,331,184
     Google, Inc.* (Delta)                                                 113,000                20,397,630
     Harman International Industries, Inc.                                  16,474                 1,457,290
     Kohl's Corporation*                                                   146,500                 7,563,795
     Lowe's Cos., Inc.                                                     537,607                30,691,984
     Marriott International, Inc. Class A (Delta)                           66,150                 4,422,789
     Nike, Inc. Class B (Delta)                                            212,461                17,700,126
     Penney (JC) Co., Inc.                                                 250,000                12,980,000
     Pixar, Inc.* (Delta)                                                  161,578                15,761,934
     Scripps Co. (E.W.) Class A                                            120,000                 5,850,000
     Starbucks Corporation*                                                691,089                35,701,657
     Target Corporation                                                    254,509                12,730,540
     Univision Communications, Inc. Class A* (Delta)                       153,000                 4,236,570
     Wal-Mart Stores, Inc.                                                 234,400                11,745,784
     XM Satellite Radio Holdings, Inc. Class A* (Delta)                    415,305                13,082,108
     Yahoo!, Inc.* (Delta)                                               1,047,100                35,496,689
     Yum! Brands, Inc. (Delta)                                             139,733                 7,239,567
                                                                                                ------------
                                                                                                 371,031,034
                                                                                                ------------

CONSUMER STAPLES - 6.0%
     CVS Corporation                                                        80,771                 4,250,170
     PepsiCo, Inc.                                                         330,813                17,543,013
     Procter & Gamble Co.                                                  455,446                24,138,638
     Walgreen Co.                                                          700,852                31,131,846
     Wrigley (W.M.), Jr. Co.                                               120,000                 7,868,400
                                                                                                ------------
                                                                                                  84,932,067
                                                                                                ------------

FINANCIAL SERVICES - 12.6%
     AFLAC, Inc.                                                           251,900                 9,385,794
     American International Group, Inc.                                     77,400                 4,288,734
     Automatic Data Processing, Inc.                                        47,500                 2,135,125
     Capital One Financial Corporation                                     205,800                15,387,666
     Chicago Mercantile Exchange Holdings, Inc. (Delta)                     23,246                 4,510,421
     Citigroup, Inc.                                                       385,516                17,325,089
     Commerce Bancorp, Inc. (Delta)                                        235,280                 7,639,542
     Countrywide Financial Corporation                                     347,098                11,266,801
     Franklin Resources, Inc.                                              136,900                 9,398,185
     Goldman Sachs Group, Inc. (Delta)                                      79,145                 8,705,159
     Merrill Lynch & Co., Inc.                                             168,700                 9,548,420
     Moody's Corporation (Delta)                                            93,000                 7,519,980
     Progressive Corporation (The) (Delta)                                 334,595                30,702,438
     SLM Corporation                                                       334,330                16,663,007
     UBS AG (Delta)                                                        113,673                 9,594,001
     UCBH Holdings, Inc. (Delta)                                            40,897                 1,631,790
     Willis Group Holdings, Ltd. (Delta)                                   110,000                 4,055,700
     Zions Bancorporation                                                  124,500                 8,592,990
                                                                                                ------------

                                                                                                 178,350,842
                                                                                                 -----------
HEALTHCARE - 22.4%
     Abbott Laboratories                                                   338,300                15,771,546
     Aetna, Inc.                                                           127,140                 9,529,143
     Allergan, Inc.                                                        118,400                 8,225,248
     Amgen, Inc.*                                                          478,600                27,859,306
     Biogen Idec, Inc.*                                                    150,000                 5,176,500
     Eli Lilly & Co.                                                        85,000                 4,428,500
     Genentech, Inc.*                                                    1,103,201                62,452,209
     Genzyme Corporation*                                                  160,600                 9,192,744
     Gilead Sciences, Inc.*                                                133,800                 4,790,040
     IVAX Corporation* (Delta)                                             285,000                 5,634,450
     Johnson & Johnson                                                     330,434                22,191,948
     Medtronic, Inc.                                                       489,709                24,950,674
     Novartis AG ADR (Delta)                                               134,500                 6,291,910
     PacifiCare Health Systems, Inc.*                                       27,265                 1,551,924
     Patterson Cos., Inc.* (Delta)                                         116,400                 5,814,180
     Pfizer, Inc.                                                          333,449                 8,759,705
     Quest Diagnostics, Inc. (Delta)                                        60,685                 6,379,814
     St. Jude Medical, Inc.*                                               180,728                 6,506,208
     Stryker Corporation                                                   167,800                 7,485,558
     Teva Pharmaceutical Industries, Ltd. ADR (Delta)                      396,800                12,300,800
     UnitedHealth Group, Inc.                                              417,090                39,782,044
     WellPoint, Inc.*                                                       16,605                 2,081,437
     Wyeth                                                                 102,000                 4,302,360
     Zimmer Holdings, Inc.* (Delta)                                        220,930                17,190,563
                                                                                                 -----------
                                                                                                 318,648,811
                                                                                                 -----------

INTEGRATED OILS - 1.2%
     ExxonMobil Corporation                                                275,844                16,440,302
                                                                                                 -----------
MATERIALS & PROCESSING - 0.2%
     St. Joe Co. (The)                                                      49,943                 3,361,164
                                                                                                 -----------
OTHER - 2.6%
     General Electric Co.                                                1,036,138                37,363,136
                                                                                                 -----------
OTHER ENERGY - 1.4%
     Noble Corporation                                                      80,000                 4,496,800
     Schlumberger, Ltd.                                                    146,608                10,332,932
     Smith International, Inc. (Delta)                                      85,000                 5,332,050
                                                                                                 -----------
                                                                                                  20,161,782
                                                                                                 -----------

PRODUCER DURABLES - 4.4%
     Applied Materials, Inc.                                               295,130                 4,795,862
     Caterpillar, Inc.                                                     103,230                 9,439,351
     Danaher Corporation                                                    90,000                 4,806,900
     KB HOME                                                                36,301                 4,263,915
     Lennar Corporation Class A                                            124,406                 7,051,332
     Lockheed Martin Corporation                                            88,708                 5,416,510
     MDC Holdings, Inc. (Delta)                                             60,538                 4,216,472
     Toll Brothers, Inc.* (Delta)                                           35,090                 2,766,847
     Tyco International, Ltd. (Delta)                                      255,000                 8,619,000
     United Technologies Corporation                                       113,101                11,497,848
                                                                                                 -----------
                                                                                                  62,874,037
                                                                                                 -----------

TECHNOLOGY - 17.5%
     Apple Computer, Inc.*                                                 150,000                 6,250,500
     Cisco Systems, Inc.*                                                  961,900                17,208,391
     Computer Associates International, Inc.                                   340                     9,214
     Dell, Inc.*                                                         1,325,022                50,907,346
     General Dynamics Corporation                                           51,827                 5,548,080
     Intel Corporation                                                     181,800                 4,223,214
     Juniper Networks, Inc.*                                               330,000                 7,279,800
     Marvell Technology Group, Ltd.* (Delta)                               300,000                11,502,000
     Maxim Integrated Products, Inc.                                       355,900                14,545,633
     Microsoft Corporation                                                 615,000                14,864,550
     Motorola, Inc.                                                        110,000                 1,646,700
     NCR Corporation*                                                      116,400                 3,927,336
     Network Appliance, Inc.* (Delta)                                      768,200                21,248,412
     Oracle Corporation*                                                   882,900                11,018,592

     Qualcomm, Inc.                                                      1,047,059                38,374,712
     Red Hat, Inc.* (Delta)                                                311,700                 3,400,647
     Seagate Technology, Inc.*+                                              5,600                         0
     Sony Corporation ADR (Delta)                                           28,198                 1,128,484
     Symantec Corporation* (Delta)                                         584,800                12,473,784
     Texas Instruments, Inc.                                               400,000                10,196,000
     Xilinx, Inc. (Delta)                                                  434,600                12,703,358
                                                                                               -------------
                                                                                                 248,456,753
                                                                                               -------------

UTILITIES - 0.3%
     TXU Corporation (Delta)                                                45,576                 3,629,217
                                                                                               -------------
TOTAL COMMON STOCK
   (Cost $1,177,709,246)                                                                       1,370,907,216
                                                                                               -------------

RIGHTS/WARRANTS - 0.0%
CONSUMER DISCRETIONARY
     Lucent Technologies, Inc., Wts. Expires 12/10/07*
     (Cost $11,811)                                                          7,571                     5,073
                                                                                               -------------

SHORT-TERM INVESTMENTS - 15.2%
     AB Funds Trust - Money Market Fund (GS4 Class) (Infinity)          53,186,045                53,186,045
     Northern Institutional Liquid Assets Portfolio Section            162,546,895               162,546,895
                                                                                               -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $215,732,940)                                                                           215,732,940
                                                                                               -------------

                                                                           PAR
                                                                       -----------
U.S. TREASURY OBLIGATION - 0.3%
     U.S. Treasury Bill 2.81%, 07/14/05++++
       (Cost $4,775,982)                                               $ 4,815,000                 4,776,971
                                                                                              --------------

TOTAL INVESTMENTS -- 112.0%
   (Cost $1,398,229,979)                                                                       1,591,422,200
LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.0%)                                                (170,912,976)
                                                                                              --------------
NET ASSETS -- 100.0%                                                                          $1,420,509,224
                                                                                              ==============

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

MARCH 31, 2005                                                             SHARES           VALUE
--------------                                                             ------      --------------
COMMON STOCK - 95.4%
AUTO & TRANSPORTATION - 4.3%
     Aftermarket Technology Corporation*                                    7,200      $      118,800
     Airtran Holdings, Inc.*                                               36,341             328,886
     Arkansas Best Corporation                                             17,800             672,484
     Autoliv, Inc.                                                         37,400           1,782,110
     Aviall, Inc.*                                                         28,000             784,000
     Dana Corporation                                                      23,700             303,123
     Dura Automotive Systems, Inc. Class A* (Delta)                        26,100             125,802
     Excel Maritime Carriers, Ltd.*                                        30,420             561,249
     ExpressJet Holdings, Inc.* (Delta)                                    77,600             885,416
     General Maritime Corporation* (Delta)                                 28,600           1,385,384
     Genesee & Wyoming, Inc. Class A*                                      15,200             393,832
     Gentex Corporation (Delta)                                             6,800             216,920
     Knightsbridge Tankers, Ltd. (Delta)                                   18,100             705,176
     Old Dominion Freight Line, Inc.*                                      23,675             737,476
     OMI Corporation                                                       98,800           1,892,020
     Overnite Corporation                                                  18,700             598,213
     P.A.M. Transportation Services, Inc.* (Delta)                         17,000             292,400
     Pacer International, Inc.*                                            32,400             774,036
     Pinnacle Airlines Corporation*                                        49,382             524,437
     Polaris Industries, Inc. (Delta)                                      15,500           1,088,565
     Republic Airways Holdings, Inc.*                                      68,248             853,100
     Teekay Shipping Corporation (Delta)                                   32,400           1,456,380
     Tenneco Automotive, Inc.*                                             27,800             346,388
     Titan International, Inc.                                             14,600             209,802
     Tsakos Energy Navigation, Ltd.                                        17,600             774,928
     Universal Truckload Services, Inc.*                                   12,000             253,200
     UTI Worldwide, Inc.                                                   28,200           1,958,490
     Wabash National Corporation                                           61,792           1,507,725
     Winnebago Industries, Inc.                                            23,700             748,920
                                                                                       --------------
                                                                                           22,279,262
                                                                                       --------------

CONSUMER DISCRETIONARY - 17.1%
     Aaron Rents, Inc.                                                     26,450             529,000
     Activision, Inc.*                                                     44,000             651,200
     Advance Auto Parts, Inc.*                                             22,500           1,135,125
     Advisory Board Co. (The)* (Delta)                                     12,000             524,400
     Aeropostale, Inc.*                                                    48,350           1,583,463
     American Eagle Outfitters, Inc.                                       50,800           1,501,140
     American Woodmark Corporation                                          5,000             181,400
     aQuantive, Inc.* (Delta)                                              47,000             520,290
     Arbitron, Inc.                                                        16,500             707,850
     Ashworth, Inc.*                                                        8,700              99,093
     Blyth, Inc.                                                           23,000             732,320
     Brightpoint, Inc.*                                                    38,600             722,978
     Build-A-Bear-Workshop, Inc.* (Delta)                                   8,700             266,655
     Carmike Cinemas, Inc.                                                 20,600             767,968
     CBRL Group, Inc.                                                      18,500             764,050
     Central Garden & Pet Co.*                                             21,400             938,604
     Charles River Associates, Inc.* (Delta)                               12,000             592,200
     Children's Place Retail Stores, Inc.*                                  1,600              76,400
     CKE Restaurants, Inc.* (Delta)                                        51,600             817,860
     Coinstar, Inc.*                                                       16,700             354,040
     Consolidated Graphics, Inc.*                                          15,900             836,340
     Corinthian Colleges, Inc.* (Delta)                                    78,900           1,240,308
     Corporate Executive Board Co. (Delta)                                 28,700           1,835,365
     CoStar Group, Inc.* (Delta)                                           26,950             993,108
     Ctrip.com International, Ltd. ADR* (Delta)                            10,200             386,070

Darden Restaurants, Inc.                                              55,100           1,690,468
Dave & Buster's, Inc.*                                                75,473           1,411,345
Deckers Outdoor Corporation* (Delta)                                  18,100             646,894
Dollar Thrifty Automotive Group, Inc.*                                64,249           2,106,082
EarthLink, Inc.* (Delta)                                             103,100             927,900
Educate, Inc.* (Delta)                                                36,900             511,803
Education Management Corporation*                                     92,500           2,585,374
Electronics Boutique Holdings Corporation* (Delta)                     9,500             408,215
Entercom Communications Corporation*                                  25,400             902,208
Entravision Communications Corporation Class A*                       97,058             860,904
Fossil, Inc.*                                                         12,000             311,100
Gaylord Entertainment Co.*                                            19,200             775,680
Getty Images, Inc.* (Delta)                                           21,100           1,500,421
Gildan Activewear, Inc.*                                               9,000             382,500
Global Imaging Systems, Inc.*                                         46,459           1,647,436
Goody's Family Clothing, Inc.                                         73,689             665,412
Great Wolf Resorts, Inc.*                                              3,100              77,345
Greenfield Online, Inc.* (Delta)                                      40,300             791,895
Guitar Center, Inc.*                                                   8,300             455,089
Handleman Co. (Delta)                                                 70,600           1,338,576
Harris Interactive, Inc.*                                            161,444             744,257
Helen of Troy, Ltd.*                                                  30,000             821,400
Herbalife, Ltd.*                                                      34,500             525,780
Hibbett Sporting Goods, Inc.*                                         17,400             522,696
Hot Topic, Inc.* (Delta)                                              17,900             391,115
Infospace, Inc.* (Delta)                                               7,900             322,557
Inter Parfums, Inc.                                                    7,000             100,800
Jackson Hewitt Tax Service, Inc.                                      24,800             518,816
Jos. A. Bank Clothiers, Inc.*                                         10,500             307,650
K-Swiss, Inc. Class A (Delta)                                         26,700             881,901
Kenneth Cole Productions, Inc. Class A                                 8,300             241,862
Korn/Ferry International* (Delta)                                     28,100             534,743
Life Time Fitness, Inc.* (Delta)                                      15,200             410,096
LKQ Corporation*                                                      11,880             238,432
Lodgenet Entertainment Corporation* (Delta)                           35,000             659,400
Marchex, Inc. Class B* (Delta)                                        28,500             531,240
MarineMax, Inc.*                                                       8,900             277,502
Marvel Enterprises, Inc.* (Delta)                                     41,000             820,000
Monro Muffler Brake, Inc.*                                            15,800             407,798
MSC Industrial Direct Co., Inc. Class A                               24,600             751,776
Navigant Consulting, Inc.*                                            33,100             901,313
Nu Skin Enterprises, Inc. Class A                                      6,300             141,813
Oxford Industries, Inc.                                                8,500             311,015
Pantry, Inc.* (Delta)                                                 32,400           1,003,428
Park-Ohio Holdings Corporation*                                        4,700              88,078
Perry Ellis International, Inc.*                                      17,000             381,480
PetMed Express, Inc.*                                                 18,500             137,085
PF Chang's China Bistro, Inc.* (Delta)                                 6,700             400,660
Phillips-Van Heusen Corporation                                       22,800             607,392
Prestige Brands Holdings, Inc.*                                       32,500             573,625
Primedia, Inc.*                                                       64,700             281,445
ProQuest Co.*                                                          5,200             187,980
Quicksilver, Inc.* (Delta)                                            14,000             406,420
Radio One, Inc. Class D*                                              44,000             649,000
Rare Hospitality International, Inc.*                                 14,750             455,480
Red Robin Gourmet Burgers, Inc.* (Delta)                              15,000             763,650
Regent Communications, Inc.*                                          47,722             255,313
Resources Connection, Inc.* (Delta)                                   76,700           1,605,331
Retail Ventures, Inc.*                                                11,400             103,854
Royal Group Technologies, Ltd.*                                       26,100             275,355
Ruby Tuesday, Inc.                                                    20,766             504,406
Rush Enterprises, Inc. Class A*                                       49,981             783,702
Russell Corporation                                                   19,000             343,520
Schawk, Inc.                                                           8,200             149,650
SCP Pool Corporation (Delta)                                          71,625           2,281,973
Sea Containers, Ltd. Class A                                          54,100             987,866

     Select Comfort Corporation*                                          194,457           3,974,700
     ShopKo Stores, Inc.*                                                  68,100           1,513,182
     Source Interlink Cos., Inc.*                                          51,200             576,000
     Spanish Broadcasting Systems, Inc. Class A* (Delta)                   33,800             346,788
     Stage Stores, Inc.* (Delta)                                           30,600           1,174,734
     Stanley Furniture Co., Inc.                                           11,400             538,992
     Steiner Leisure, Ltd.*                                                18,000             588,420
     Strayer Education, Inc. (Delta)                                        5,800             657,256
     Tech Data Corporation*                                                23,900             885,734
     Tempur-Pedic International, Inc.* (Delta)                             34,300             640,038
     THQ, Inc.* (Delta)                                                    16,100             453,054
     Timberland Co. Class A*                                               16,500           1,170,345
     Tommy Hilfiger Corporation*                                           17,100             200,070
     Too, Inc.*                                                            22,300             550,141
     Toro Co. (Delta)                                                      23,200           2,053,200
     Tractor Supply Co.* (Delta)                                            9,500             414,675
     UniFirst Corporation                                                   8,900             355,110
     United Natural Foods, Inc.*                                           52,300           1,497,349
     United Online, Inc.*                                                  71,700             750,699
     United Stationers, Inc.*                                              12,000             543,000
     Universal Electronics, Inc.*                                          67,085           1,132,395
     Universal Technical Institute, Inc.* (Delta)                           6,900             253,920
     Urban Outfitters, Inc.*                                                8,100             388,557
     USANA Health Sciences, Inc.* (Delta)                                   8,200             387,860
     Vitran Corporation, Inc.*                                             64,161             952,791
     Warnaco Group, Inc. (The)*                                            55,720           1,339,509
     West Corporation*                                                     37,200           1,190,400
     Whirlpool Corporation                                                 17,700           1,198,821
                                                                                           ----------
                                                                                           89,072,269
                                                                                           ----------

CONSUMER STAPLES - 1.8%
     Casey's General Stores, Inc.                                           5,900             106,023
     Chiquita Brands International, Inc.                                   66,500           1,780,870
     Hain Celestial Group, Inc.*                                           25,824             481,359
     J & J Snack Foods Corporation                                         38,376           1,797,148
     John B. Sanfillippo & Son*                                            30,800             757,064
     NBTY, Inc.*                                                           22,600             567,034
     Ruddick Corporation                                                   43,100             997,765
     Sanderson Farms, Inc.                                                 35,600           1,538,276
     Smithfield Foods, Inc.*                                               40,000           1,262,000
                                                                                           ----------
                                                                                            9,287,539
                                                                                           ----------

FINANCIAL SERVICES - 20.2%
     A.G. Edwards, Inc.                                                    36,800           1,648,640
     Accredited Home Lenders Holding Co.* (Delta)                          47,400           1,717,302
     Affiliated Managers Group, Inc.* (Delta)                              40,400           2,506,012
     Alliance Data Systems Corporation* (Delta)                            92,700           3,745,079
     Allmerica Financial Corporation*                                      40,300           1,448,785
     American Home Mortgage Investment Corporation
     REIT                                                                  29,500             844,880
     American Safety Insurance Holdings, Ltd.*                              7,200             107,280
     AmeriCredit Corporation* (Delta)                                      35,600             834,464
     AmerUs Group Co.                                                      22,400           1,058,400
     Argonaut Group, Inc.* (Delta)                                         33,000             700,260
     Assured Guaranty, Ltd.                                                36,900             662,355
     Asta Funding, Inc.                                                    34,100             721,897
     Astoria Financial Corporation                                         31,200             789,360
     Axis Capital Holdings, Ltd.                                           46,300           1,251,952
     Banco Latinoamericano de Exportaciones SA                             53,400           1,091,496
     Bank of Hawaii Corporation                                            27,800           1,258,228
     BankUnited Financial Corporation Class A*                             15,100             405,586
     Bristol West Holdings, Inc.                                            5,100              79,050
     Brookline Bancorp, Inc.                                              114,123           1,700,433
     CCC Information Services Group*                                       18,100             413,585
     Ceres Group, Inc.*                                                    31,000             168,330
     Certegy, Inc.                                                         15,000             519,300
     Cohen & Steers, Inc (Delta)                                           38,500             635,250

Columbia Bancorp                                                       5,800             102,950
Columbia Banking System, Inc.                                          6,500             154,375
Commerce Bancshares, Inc. (Delta)                                     15,225             733,845
Commerce Group, Inc. (Delta)                                          24,000           1,487,520
CompuCredit Corporation*                                              39,300           1,046,166
CVB Financial Corporation (Delta)                                     35,746             648,432
Donegal Group, Inc. Class A                                            6,133             111,443
Doral Financial Corporation                                           25,500             558,195
Downey Financial Corporation                                          20,500           1,261,365
Dun & Bradstreet Corporation*                                         18,700           1,149,115
Eaton Vance Corporation                                               48,200           1,129,808
Endurance Specialty Holdings, Ltd.                                    18,800             711,392
EuroBancshares, Inc.*                                                  7,800             131,898
Euronet Worldwide, Inc.*                                              19,700             562,435
FactSet Research Systems, Inc. (Delta)                                16,950             559,520
Fieldstone Investment Corporation REIT                                15,300             222,156
First American Corporation                                            38,700           1,274,778
First Cash Financial Services, Inc.*                                   8,200             173,594
FirstFed Financial Corporation*                                       26,600           1,356,866
Flagstar Bancorp, Inc.                                                44,100             862,155
Fremont General Corporation (Delta)                                  115,000           2,528,850
GATX Corporation (Delta)                                              40,100           1,330,919
Global Payments, Inc. (Delta)                                         29,300           1,889,557
Hanmi Financial Corporation                                           31,559             522,301
HCC Insurance Holdings, Inc.                                          88,557           3,202,221
HealthExtras, Inc.*                                                   27,000             449,550
Henry (Jack) & Associates, Inc.                                       54,700             984,053
Hibernia Corporation Class A                                          61,800           1,978,218
Hilb, Rogal & Hobbs Co.                                               83,682           2,995,816
Independence Community Bank Corporation                               23,200             904,800
IndyMac Bancorp, Inc. (Delta)                                         36,900           1,254,600
Infinity Property & Casualty Corporation                              30,300             947,178
International Securities Exchange, Inc.* (Delta)                       1,400              36,400
Intersections, Inc.* (Delta)                                          21,600             314,280
Investment Technology Group, Inc.*                                    66,600           1,165,500
Investors Financial Services Corporation (Delta)                      47,100           2,303,661
iPayment, Inc.* (Delta)                                               14,300             603,460
IPC Holdings, Ltd.                                                    23,400             919,152
ITLA Capital Corporation*                                              3,900             194,844
Jefferies Group, Inc. (Delta)                                         21,100             795,048
John H. Harland Co.                                                   32,000           1,099,520
Jones Lang LaSalle, Inc.*                                             26,900           1,254,885
Kingsway Financial Services, Inc.                                      6,700             103,582
LandAmerica Financial Group, Inc. (Delta)                             32,900           1,645,987
Markel Corporation*                                                    4,700           1,622,487
Meadowbrook Insurance Group, Inc.*                                    19,300             101,325
Mercury General Corporation                                           19,600           1,083,096
MFC Bancorp, Ltd.*                                                     6,200             123,690
Municipal Mortgage & Equity LLC (Delta)                               29,300             713,162
National Financial Partners Corporation                                9,100             362,180
National Interstate Corporation*                                       9,950             167,160
Navigators Group, Inc.*                                                4,200             139,209
NDCHealth Corporation (Delta)                                         25,000             399,500
New Century Financial Corporation REIT                                19,300             903,626
Newtek Business Services, Inc.*                                       26,400              99,264
Ohio Casualty Corporation*                                           118,271           2,717,868
optionsXpress Holdings, Inc.* (Delta)                                 29,900             484,081
Phoenix Cos., Inc.                                                    40,500             517,590
Platinum Underwriters Holdings, Ltd.                                   8,300             246,510
PMI Group, Inc. (The) (Delta)                                         33,100           1,258,131
Portfolio Recovery Associates, Inc.* (Delta)                          15,000             510,450
Primus Guaranty, Ltd.* (Delta)                                        53,000             690,590
PrivateBancorp, Inc. (Delta)                                          32,061           1,007,036
Provident Financial Holdings, Inc.                                     3,600             107,064
Providian Financial Corporation* (Delta)                              43,500             746,460
Pulaski Financial Corporation                                          5,000             102,950

     PXRE Group, Ltd.                                                      16,300             418,095
     Quanta Capital Holdings, Ltd.*                                        51,800             414,400
     R&G Financial Corporation Class B (Delta)                             57,800           1,801,626
     Radian Group, Inc.                                                    42,200           2,014,628
     Raymond James Financial, Inc. (Delta)                                 32,400             981,720
     Republic First Bancorp, Inc.*                                         11,600             166,808
     Rewards Network, Inc.*                                                49,000             203,840
     Ryder System, Inc.                                                    25,900           1,080,030
     Saxon Capital, Inc. REIT                                              18,900             324,135
     Southwest Bancorp of Texas, Inc.                                      26,400             484,440
     Stancorp Financial Group, Inc.                                        17,500           1,483,650
     Stewart Information Services Corporation                              34,000           1,275,680
     Texas Capital Bancshares, Inc.* (Delta)                               42,900             900,900
     Texas United Bancshares, Inc.                                         15,637             281,466
     TierOne Corporation (Delta)                                           39,900             937,650
     UCBH Holdings, Inc.                                                   29,000           1,157,100
     UICI (Delta)                                                          35,900             870,575
     United America Indemnity, Ltd. Class A*                               20,200             380,568
     United Fire & Casualty Co.                                            15,400             520,982
     USI Holdings Corporation*                                            238,687           2,811,733
     Webster Financial Corporation                                         19,500             885,495
     Westamerica Bancorporation                                             5,900             305,443
     Westcorp                                                               7,700             325,325
     Wintrust Financial Corporation (Delta)                                10,500             494,445
     World Acceptance Corporation*                                         45,600           1,163,712
     Wright Express Corporation* (Delta)                                   40,700             695,970
     Zenith National Insurance Corporation                                 12,500             648,250
                                                                                          -----------
                                                                                          105,102,409
                                                                                          -----------

HEALTHCARE - 11.8%
     Advanced Medical Optics, Inc.* (Delta)                                18,800             680,748
     Alpharma, Inc. Class A                                                20,300             250,096
     America Service Group, Inc.*                                          18,766             415,292
     American Dental Partners, Inc.*                                       25,700             571,337
     American Healthways, Inc.* (Delta)                                    12,150             401,193
     American Pharmaceutical Partners, Inc.* (Delta)                        7,900             408,746
     AMERIGROUP Corporation*                                               16,400             599,584
     Analogic Corporation                                                  34,414           1,488,406
     Arqule, Inc.*                                                         20,100              94,671
     Aspreva Pharmaceuticals Corporation* (Delta)                          17,250             250,988
     Bio-Rad Laboratories, Inc. Class A*                                   39,596           1,928,721
     Biosite, Inc.*                                                        23,300           1,212,299
     Biovail Corporation* (Delta)                                          29,700             447,876
     Cell Genesys, Inc.*                                                   63,200             286,296
     Charles River Laboratories International, Inc.* (Delta)               11,600             545,664
     Chattem, Inc.*                                                        12,400             551,428
     Conmed Corporation*                                                   49,800           1,499,976
     Corixa Corporation*                                                  107,700             330,639
     CTI Molecular Imaging, Inc.*                                          50,772           1,029,148
     Dade Behring Holdings, Inc.*                                           8,700             512,691
     DaVita, Inc.*                                                         63,700           2,665,844
     Depomed, Inc.*                                                        27,800             109,532
     Discovery Partners International, Inc.*                               30,200              96,640
     DJ Orthopedics, Inc.*                                                 66,600           1,668,330
     Enzon Pharmaceuticals, Inc.*                                          78,374             798,631
     Genesis HealthCare Corporation*                                       15,900             681,951
     Guilford Pharmaceuticals, Inc.*                                       56,300             129,490
     Haemonetics Corporation*                                              23,800           1,003,408
     Humana, Inc.*                                                         35,000           1,117,900
     I-Flow Corporation* (Delta)                                           23,300             368,839
     Icon PLC ADR*                                                         31,675           1,188,446
     ICU Medical, Inc.*                                                    67,990           2,413,645
     Immucor, Inc.*                                                        19,100             576,629
     Intuitive Surgical, Inc.* (Delta)                                     10,700             486,529
     KOS Pharmaceuticals, Inc.*                                            29,534           1,230,977
     LCA-Vision, Inc.                                                      62,510           2,081,583

     Ligand Pharmaceuticals, Inc. Class B* (Delta)                         26,000             148,980
     Magellan Health Services, Inc.* (Delta)                               25,400             864,870
     Matria Healthcare, Inc.* (Delta)                                       9,200             282,532
     Medarex, Inc.*                                                       178,100           1,269,853
     Medicines Co.* (Delta)                                                 7,850             177,881
     Molina Healthcare, Inc.* (Delta)                                       1,800              82,962
     Nektar Therapeutics*                                                  67,400             939,556
     Noven Pharmaceuticals, Inc.*                                          73,290           1,242,998
     OCA, Inc.*                                                            73,300             311,525
     Odyssey HealthCare, Inc.*                                             22,700             266,952
     Option Care, Inc.                                                    121,861           2,509,118
     Orthofix International NV*                                            16,900             661,635
     Owens & Minor, Inc.                                                   22,600             613,590
     PacifiCare Health Systems, Inc.*                                      10,200             580,584
     Par Pharmaceutical Cos., Inc.*                                        67,022           2,241,216
     Pediatrix Medical Group, Inc.*                                        27,300           1,872,507
     Pharmacyclics, Inc.*                                                  27,000             216,810
     PolyMedica Corporation (Delta)                                        24,600             781,296
     Protein Design Labs, Inc.* (Delta)                                    29,500             471,705
     QLT, Inc.*                                                           197,005           2,533,484
     Radiation Therapy Services, Inc.* (Delta)                             50,600             960,388
     Regeneron Pharmaceuticals, Inc.*                                      18,300              93,513
     Respironics, Inc.*                                                    16,800             978,936
     Shamir Optical Industry, Ltd.* (Delta)                                13,200             203,940
     Sierra Health Services, Inc.* (Delta)                                 27,000           1,723,680
     Stereotaxis, Inc.* (Delta)                                            45,000             348,750
     Stericycle, Inc.*                                                     24,000           1,060,800
     Steris Corporation*                                                    8,600             217,150
     SurModics, Inc.* (Delta)                                              20,900             666,919
     Taro Pharmaceuticals Industries, Ltd.* (Delta)                        51,562           1,627,297
     TriPath Imaging, Inc.*                                                90,089             634,227
     United Surgical Partners International, Inc.* (Delta)                 15,500             709,435
     VCA Antech, Inc.* (Delta)                                             95,000           1,921,850
     Ventana Medical Systems* (Delta)                                      20,600             771,676
     WellCare Health Plans, Inc.*                                          12,300             374,658
     Wright Medical Group, Inc.* (Delta)                                    9,600             230,400
     Zoll Medical Corporation* (Delta)                                     22,204             500,256
                                                                                           ----------
                                                                                           61,218,102
                                                                                           ----------

INTEGRATED OILS - 0.1%
     Delta Petroleum Corporation* (Delta)                                  19,300             280,622
     Petrocorp, Inc. Escrow Shares*+                                          500                   0
                                                                                           ----------
                                                                                              280,622
                                                                                           ----------

MATERIALS & PROCESSING - 9.8%
     Agrium, Inc. (Delta)                                                  74,600           1,361,450
     Aleris International, Inc.*                                           33,200             828,340
     Armor Holdings, Inc.*                                                  6,300             233,667
     Ball Corporation                                                      13,600             564,128
     Beacon Roofing Supply, Inc.* (Delta)                                  73,478           1,608,066
     Bluegreen Corporation*                                                10,000             128,500
     Cabot Microelectronics Corporation*                                    7,600             238,488
     Century Aluminum Co.*                                                 37,800           1,143,828
     Chicago Bridge & Iron Co. NV                                          23,500           1,034,705
     CLARCOR, Inc.                                                          4,900             254,604
     Cleveland-Cliffs, Inc.                                                19,901           1,450,186
     Commercial Metals Co. (Delta)                                         80,736           2,736,143
     Delta & Pine Land Co.                                                 20,500             553,500
     Drew Industries, Inc.*                                                52,937           1,993,078
     ElkCorp                                                               72,362           2,783,042
     Encore Wire Corporation*                                              13,600             138,720
     Energizer Holdings, Inc.*                                             10,700             639,860
     First Acceptance Corporation*                                         28,911             306,457
     Gibraltar Industries, Inc.                                            51,472           1,129,296
     Greif, Inc. Class A                                                   15,900           1,107,912
     Griffon Corporation*                                                  35,200             753,632
     Hexcel Corporation* (Delta)                                          125,972           1,953,826

     Image Entertainment, Inc.*                                            25,200             137,844
     Lafarge North America, Inc.                                            4,600             268,870
     Lone Star Technologies, Inc.*                                         14,600             575,678
     Maverick Tube Corporation*                                            51,400           1,671,014
     Metal Management, Inc.                                                40,900           1,050,312
     Metals USA, Inc.* (Delta)                                             51,100           1,001,049
     Methanex Corporation                                                 125,200           2,432,636
     Michael Baker Corporation*                                             7,800             171,990
     Minerals Technologies, Inc.                                            7,500             493,350
     Mobile Mini, Inc.* (Delta)                                            32,000           1,293,120
     NewMarket Corporation*                                                18,900             351,540
     Nuco2, Inc.* (Delta)                                                   9,300             244,590
     Olin Corporation                                                      26,700             595,410
     OM Group, Inc.*                                                       27,100             824,382
     Oregon Steel Mills, Inc.*                                             48,500           1,115,500
     Quanex Corporation                                                    15,700             837,124
     Reliance Steel & Aluminum Co.                                         49,700           1,988,497
     Silgan Holdings, Inc.                                                  6,900             448,362
     SM&A*                                                                228,383           1,886,444
     Southern Peru Copper Corporation (Delta)                              11,400             632,244
     St. Joe Co. (The) (Delta)                                             18,700           1,258,510
     Steel Dynamics, Inc.                                                  15,400             530,530
     Steel Technologies, Inc.                                              19,500             467,805
     Symyx Technologies*                                                   18,300             403,515
     Texas Industries, Inc.                                                26,300           1,413,625
     Trammell Crow Co.*                                                    27,700             569,789
     U.S. Concrete, Inc.*                                                  43,000             269,610
     USG Corporation*                                                       4,800             159,168
     Watsco, Inc.                                                          98,052           4,127,988
     Wellman, Inc. (Delta)                                                 43,300             626,118
                                                                                           ----------
                                                                                           50,788,042
                                                                                           ----------

OTHER - 0.1%
     Ritchie Bros. Auctioneers, Inc. (Delta)                               14,400             455,040
                                                                                           ----------

OTHER ENERGY - 6.3%
     ATP Oil & Gas Corporation* (Delta)                                    15,400             333,256
     Brigham Exploration Co.*                                              37,900             349,817
     Chesapeake Energy Corporation                                         57,500           1,261,550
     Cimarex Energy Co.* (Delta)                                           16,800             655,200
     Denbury Resources, Inc.*                                              39,200           1,381,016
     Energy Partners, Ltd.*                                                54,400           1,412,768
     Forest Oil Corporation*                                                7,400             299,700
     Foundation Coal Holdings, Inc.                                        14,700             345,597
     Frontier Oil Corporation (Delta)                                      26,100             946,386
     Grey Wolf, Inc.*                                                     330,492           2,174,637
     Houston Exploration Co.*                                              24,000           1,366,800
     Hydril Co.* (Delta)                                                    7,700             449,757
     Key Energy Services, Inc.*                                            45,403             520,772
     KFX, Inc.* (Delta)                                                    35,300             473,020
     Massey Energy Co.                                                     87,726           3,512,549
     NRG Energy, Inc.*                                                     27,100             925,465
     Patterson-UTI Energy, Inc.                                            30,700             768,114
     PetroKazakhstan, Inc.                                                 35,300           1,418,001
     Pioneer Drilling Co.*                                                 18,400             253,368
     Plains Exploration & Production Co.*                                  13,800             481,620
     Pride International, Inc.*                                           126,696           3,147,129
     Quicksilver Resources, Inc.*                                          16,000             779,680
     Remington Oil & Gas Corporation*                                      41,000           1,292,320
     SEACOR Holdings, Inc.* (Delta)                                        11,200             714,000
     Superior Energy Services, Inc.*                                       31,000             533,200
     Swift Energy Co.*                                                     22,400             637,056
     Tesoro Corporation*                                                   17,700             655,254
     TODCO Class A*                                                        30,900             798,456
     Toreador Resources Corporation*                                       13,500             245,025
     Unit Corporation*                                                     27,350           1,235,400
     Universal Compression Holdings, Inc.*                                 19,600             742,252

     Veritas DGC, Inc.* (Delta)                                            43,400           1,300,264
     W-H Energy Services, Inc.*                                            44,200           1,057,706
                                                                                           ----------
                                                                                           32,467,135
                                                                                           ----------

PRODUCER DURABLES - 8.6%
     Actuant Corporation Class A*                                          68,534           3,078,547
     AGCO Corporation*                                                     56,600           1,032,950
     Alamo Group, Inc.                                                     10,200             252,348
     Arris Group, Inc.*                                                    56,000             386,960
     Astec Industries, Inc.*                                               29,856             658,325
     ASV, Inc.* (Delta)                                                     8,600             340,947
     Beazer Homes USA, Inc. (Delta)                                        48,300           2,408,238
     Bucyrus International, Inc. Class A                                   10,000             390,600
     Centex Corporation                                                    27,048           1,549,039
     Cognex Corporation                                                    21,500             534,920
     Cymer, Inc.* (Delta)                                                  35,300             944,981
     Esterline Technologies Corporation*                                    9,700             335,135
     Faro Technologies, Inc.* (Delta)                                      24,000             564,960
     FEI Co.* (Delta)                                                       8,500             196,775
     Genlyte Group, Inc.*                                                  29,838           2,684,525
     Headwaters, Inc.* (Delta)                                             24,400             800,808
     Hovnanian Enterprises, Inc. Class A*                                  10,700             545,700
     Joy Global, Inc.                                                      22,200             778,332
     KB HOME                                                               15,900           1,867,614
     Littelfuse, Inc.*                                                     18,500             530,025
     M/I Homes, Inc.                                                       35,000           1,712,550
     Magnetek, Inc.*                                                       33,800             180,154
     MDC Holdings, Inc.                                                    10,140             706,251
     Measurement Specialties, Inc.*                                        90,300           2,076,900
     Meritage Homes Corporation*                                           10,800             636,336
     Mettler Toledo International, Inc.*                                   14,300             679,250
     MTC Technologies, Inc.*                                               16,400             533,000
     NACCO Industries, Inc. Class A (Delta)                                 7,500             764,550
     Orbital Sciences Corporation* (Delta)                                 62,400             604,032
     Orleans Homebuilders, Inc.                                            21,800             400,902
     Photon Dynamics, Inc.* (Delta)                                        39,600             754,776
     Polycom, Inc.*                                                        25,400             430,530
     Rofin-Sinar Technologies, Inc.*                                        7,000             224,980
     Roper Industries, Inc.                                                 9,600             628,800
     Rudolph Technologies, Inc.*                                           14,400             216,864
     Ryland Group, Inc.                                                    70,932           4,399,203
     Sonic Solutions* (Delta)                                              51,900             781,095
     Standard-Pacific Corporation                                          30,600           2,209,014
     Symmetricom, Inc.*                                                    49,800             552,282
     Technical Olympic USA, Inc. (Delta)                                   36,900           1,114,380
     Teledyne Technologies, Inc.*                                          24,000             751,200
     Terex Corporation*                                                     9,600             415,680
     Toll Brothers, Inc.*                                                  21,800           1,718,930
     Varian Semiconductor Equipment Associates, Inc.*                      17,000             646,170
     X-Rite, Inc.                                                         103,455           1,555,963
                                                                                           ----------
                                                                                           44,575,521
                                                                                           ----------

TECHNOLOGY - 11.1%
     @Road, Inc.*                                                          21,200              86,920
     Advanced Digital Information Corporation*                             37,600             308,320
     Aeroflex, Inc.*                                                       26,200             244,446
     Alliance Semiconductor Corporation*                                   95,900             238,791
     Altiris, Inc.* (Delta)                                                16,500             393,525
     Alvarion, Ltd.* (Delta)                                               45,200             433,468
     American Reprographics Co.*                                           21,000             301,350
     Anaren, Inc.*                                                         34,500             418,485
     Ansys, Inc.*                                                          22,900             783,409
     Anteon International Corporation* (Delta)                              3,000           2,063,290
     Arbinet-theexchange, Inc.* (Delta)                                     9,800             186,690
     Argon ST, Inc.*                                                       15,500             511,500
     Arrow Electronics, Inc.*                                              22,700             575,445
     Avid Technology, Inc.* (Delta)                                        10,000             541,200

Avnet, Inc.*                                                          47,900             882,318
Avocent Corporation*                                                  15,000             384,900
Benchmark Electronics, Inc.*                                          17,200             547,476
Black Box Corporation (Delta)                                         14,300             534,963
Brocade Communications Systems,  Inc.* (Delta)                        54,300             321,456
CACI International, Inc. Class A* (Delta)                             51,857           2,864,061
CallWave, Inc.*                                                       27,400             161,660
Catapult Communications Corporation*                                  29,000             619,150
Celestica, Inc.* (Delta)                                              24,600             332,346
Cherokee International Corporation* (Delta)                            8,350              58,367
Coherent, Inc.*                                                       17,500             590,800
CommScope, Inc.* (Delta)                                              32,700             489,192
Comtech Telecommunications* (Delta)                                   29,400           1,531,740
CSG Systems International,  Inc.*                                     32,800             534,312
Electronics for Imaging, Inc.*                                        20,300             362,152
Emageon, Inc.*                                                        24,900             447,204
Embarcadero Technologies, Inc.*                                       54,100             356,519
Epicor Software Corporation*                                          87,900           1,151,490
Equinix, Inc.* (Delta)                                                22,000             931,480
F5 Networks, Inc.* (Delta)                                            10,900             550,341
Filenet Corporation* (Delta)                                          34,900             795,022
FLIR Systems, Inc.* (Delta)                                           26,600             805,980
FormFactor, Inc.* (Delta)                                             24,800             561,472
Herley Industries, Inc.*                                              47,600             814,436
Hutchinson Technology, Inc.*                                          32,700           1,137,306
Infocrossing, Inc.* (Delta)                                           16,000             253,440
Informatica Corporation*                                              98,200             812,114
Ingram Micro, Inc. Class A*                                           56,600             943,522
Innovative Solutions & Support, Inc.*                                 10,500             333,375
Integrated Circuit Systems, Inc.*                                     66,300           1,267,656
Integrated Device Technology, Inc.*                                   52,900             636,387
j2 Global Communications, Inc.* (Delta)                               13,600             466,616
Lionbridge Technologies, Inc.*                                        54,629             310,839
Macromedia, Inc.*                                                     55,400           1,855,900
Magma Design Automation, Inc.*                                        40,000             474,800
Mantech International Corporation Class A*                            27,100             625,197
Mentor Graphics Corporation*                                          36,200             495,940
Micros Systems, Inc.*                                                  7,600             278,996
Microsemi Corporation*                                                93,400           1,521,486
MicroStrategy, Inc. Class A*                                           2,300             124,821
Microtune, Inc.*                                                      52,900             227,999
Mind C.T.I., Ltd.                                                     22,500              87,525
Motive, Inc.* (Delta)                                                 26,700             267,000
National Instruments Corporation (Delta)                               8,850             239,393
Netgear, Inc.*                                                        17,900             270,111
Newport Corporation*                                                  28,000             405,720
NU Horizons Electronics Corporation*                                   7,400              52,910
Omnivision Technologies, Inc.*                                        38,200             578,730
Open Solutions, Inc.* (Delta)                                         15,700             311,331
Packeteer, Inc.*                                                      15,400             237,006
PDF Solutions, Inc.*                                                  29,500             413,000
Pixelworks, Inc.*                                                     92,400             753,060
Power Intergrations, Inc.* (Delta)                                    17,100             357,219
Radisys Corporation*                                                  71,877           1,017,778
RADVision, Ltd.* (Delta)                                              24,500             310,170
Reynolds & Reynolds Co. (The) Class A                                 21,900             592,614
SafeNet, Inc.* (Delta)                                                41,600           1,219,296
Salesforce.com, Inc.* (Delta)                                         10,700             160,393
ScanSoft, Inc.*                                                       30,300             112,716
Semtech Corporation* (Delta)                                          35,200             629,024
Serena Software, Inc.* (Delta)                                        48,000           1,140,480
Silicon Image, Inc.*                                                  31,400             315,884
Skyworks Solutions, Inc.*                                             21,300             135,255
Spectrasite, Inc.* (Delta)                                            20,000           1,159,400
SPSS, Inc.*                                                            4,600              79,994
SRA International, Inc. Class A* (Delta)                              10,400             626,600

     SS&C Technologies, Inc.                                               26,500             604,200
     Standard Microsystems Corporation*                                    24,600             427,056
     Stratasys, Inc.*                                                      62,296           1,764,846
     Sybase, Inc.* (Delta)                                                 57,900           1,068,834
     Synaptics, Inc.*                                                      27,200             631,040
     TALX Corporation                                                       9,900             179,784
     Tekelec* (Delta)                                                      60,500             964,370
     Tessera Technologies, Inc.*                                           14,200             613,866
     TIBCO Software, Inc.*                                                 27,400             204,130
     Trimble Navigation, Ltd.*                                             22,700             767,487
     TriZetto Group, Inc.*                                                 18,100             168,511
     Versata, Inc.*                                                           888                 799
     Websense, Inc.*                                                       38,101           2,049,834
     Western Digital Corporation*                                          74,800             953,700
     Wind River Systems, Inc.*                                             18,000             271,440
                                                                                          -----------
                                                                                           57,624,576
                                                                                          -----------

UTILITIES - 4.2%
     Avista Corporation (Delta)                                            73,500           1,286,250
     Boston Communications Group, Inc.*                                    20,900             148,808
     CenturyTel, Inc.                                                      19,800             650,232
     CMS Energy Corporation* (Delta)                                       73,900             963,656
     Commonwealth Telephone Enterprises, Inc.* (Delta)                     22,500           1,060,650
     Empire District Electric Co.                                          18,600             432,636
     Energen Corporation                                                   20,100           1,338,660
     Energy East Corporation (Delta)                                       24,800             650,256
     Golden Telecom, Inc.                                                  12,500             320,000
     IDT Corporation*                                                      26,300             373,460
     MDU Resources Group, Inc.                                             21,100             582,782
     NII Holdings, Inc. Class B* (Delta)                                   20,650           1,187,375
     Northeast Utilities (Delta)                                           68,600           1,321,922
     NSTAR                                                                 11,400             619,020
     Oneok, Inc.                                                           19,900             613,318
     Pepco Holdings, Inc.                                                  72,300           1,517,577
     PNM Resources, Inc.                                                   23,400             624,312
     Premiere Global Services, Inc.*                                       53,000             599,960
     SCANA Corporation (Delta)                                             30,500           1,165,710
     Sierra Pacific Resources*                                            103,700           1,114,775
     Southwestern Energy Co.*                                              17,500             993,300
     UGI Corporation                                                       34,100           1,548,822
     Unisource Energy Corporation (Delta)                                   6,700             207,499
     Western Wireless Corporation Class A*                                 14,200             539,032
     Wisconsin Energy Corporation (Delta)                                  39,700           1,409,350
     WPS Resources Corporation                                             13,300             703,836
                                                                                          -----------
                                                                                           21,973,198
                                                                                          -----------

TOTAL COMMON STOCK
   (Cost $443,116,165)                                                                    495,123,715
                                                                                          -----------

SHORT-TERM INVESTMENTS - 21.1%
     AB Funds Trust - Money Market Fund (GS4 Class)(Infinity)         15,462,333          15,462,333
     Northern Institutional Liquid Assets Portfolio Section            94,120,672          94,120,672
                                                                                          -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $109,583,005)                                                                    109,583,005
                                                                                          -----------

MUTUAL FUNDS - 1.6%
     iShares Russell 2000
     (Cost $8,239,528)                                                     67,325           8,206,918
                                                                                          -----------

                                                                          PAR
                                                                       ----------
U.S. TREASURY OBLIGATION - 0.4%
     U.S. Treasury Bill 2.81%, 07/14/05++++
       (Cost $1,973,874)                                               $1,990,000           1,974,283
                                                                                         ------------

TOTAL INVESTMENTS -- 118.5%
   (Cost $562,912,572)                                                                    614,887,921
LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.5%)                                          (96,022,875)
                                                                                         ------------
NET ASSETS -- 100.0%                                                                     $518,865,046
                                                                                         ============

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

            MARCH 31, 2005                                                        PAR                       VALUE
--------------------------------------                                          --------                 -----------
FOREIGN CONVERTIBLE BOND - 0.0%
SWITZERLAND
     Credit Suisse Group Finance, Ltd.
        6.00%, 12/23/05 (S)
        (Cost $173,635)                                                             241,000                $  287,636
                                                                                                           ----------

                                                                                  SHARES
                                                                                ---------

FOREIGN COMMON STOCK - 96.8%
AUSTRALIA - 4.0%
     Amcor, Ltd.(Delta)                                                             855,614                 4,731,274
     Australia and New Zealand Banking Group, Ltd.(Delta)                            30,240                   481,568
     Brambles Industries, Ltd.(Delta)                                                39,820                   244,487
     Coles Myer, Ltd.(Delta)                                                        822,970                 5,980,821
     Commonwealth Bank of Australia(Delta)                                           55,100                 1,487,682
     Insurance Australia Group, Ltd.(Delta)                                         120,400                   589,526
     John Fairfax Holdings, Ltd.(Delta)                                             495,000                 1,597,970
     Lend Lease Corporation, Ltd.(Delta)                                            474,509                 4,617,450
     National Australia Bank, Ltd.(Delta)                                           307,706                 6,737,149
     Promina Group, Ltd.(Delta)                                                      78,500                   299,491
     QBE Insurance Group, Ltd.(Delta)                                                77,824                   894,943
     Quantas Airways, Ltd.                                                          830,711                 2,277,537
     Rinker Group, Ltd.(Delta)                                                       95,398                   795,702
     Telstra Corporation, Ltd.                                                    1,415,414                 5,564,017
     Wesfarmers, Ltd.(Delta)                                                         28,455                   873,320
     Woodside Petroleum, Ltd.(Delta)                                                477,000                 8,951,829
     Woolworths, Ltd.(Delta)                                                         50,500                   625,970
                                                                                                           ----------
                                                                                                           46,750,736
                                                                                                           ----------
AUSTRIA - 0.1%
     Erste Bank Der Oesterreichischen Sparkassen AG                                  11,600                   606,743
     Telekom Austria AG(Delta)                                                       22,328                   437,049
                                                                                                           ----------
                                                                                                            1,043,792
                                                                                                           ----------
BELGIUM - 1.9%
     Colruyt SA(Delta)                                                               40,100                 6,227,370
     Electrabel SA(Delta)                                                             6,959                 3,122,137
     Fortis(Delta)                                                                  229,901                 6,556,981
     UCB SA(Delta)                                                                  120,500                 5,831,073
                                                                                                           ----------
                                                                                                           21,737,561
                                                                                                           ----------
BRAZIL - 0.7%
     All America Latina Logistica SA                                                  5,000                   137,640
     Aracruz Celulose SA ADR(Delta)                                                   4,400                   157,520
     Banco Bradesco SA ADR(Delta)                                                     2,600                    75,400
     Brasil Telecom Participacoes SA ADR                                             25,200                   822,780
     Companhia Brasileira de Distribuicao Grupo Pao de
     Acucar ADR(Delta)                                                                6,900                   144,831
     Companhia Energetica de Minas Gerais ADR                                         2,800                    63,896
     Companhia Siderurgica Nacional SA ADR(Delta)                                     8,000                   192,800
     Companhia Vale do Rio Doce ADR                                                 136,800                 3,634,776
     CPFL Energia SA ADR*                                                             9,300                   189,720
     Diagnosticos da America SA*                                                      6,600                    67,236
     Natura Cosmeticos SA                                                             6,200                   168,584
     Petroleo Brasileiro SA ADR                                                      61,688                 2,725,376
     Tele Norte Leste Participacoes SA ADR*(Delta)                                    6,000                    92,820
     Telecomunicacoes de Sao Paulo SA ADR                                               500                     9,570
     Tim Participacoes SA ADR(Delta)                                                 15,200                   228,152
                                                                                                           ----------

                                                                                                            8,711,101
                                                                                                           ----------
CANADA - 2.2%
     Abitibi-Consolidated, Inc.(Delta)                                               76,300                   353,212
     Alcan, Inc.(Delta)                                                              43,900                 1,669,340
     Cameco Corporation                                                              21,600                   956,528
     CGI Group, Inc.*                                                                73,000                   461,643
     Falconbridge, Ltd.(Delta)                                                        1,300                    46,640
     First Quantum Minerals, Ltd.                                                    50,900                   947,143
     Great-West Lifeco, Inc.(Delta)                                                  18,600                   408,994
     Inco, Ltd.*                                                                     35,100                 1,396,980
     Manulife Financial Corporatio(Delta)                                           128,200                 6,120,153
     National Bank of Canada                                                         12,300                   532,488
     Noranda, Inc.                                                                    8,200                   164,786
     Potash Corporation of Saskatchewan                                              22,700                 1,991,340
     Suncor Energy, Inc.                                                            142,400                 5,736,259
     Talisman Energy, Inc.                                                           50,700                 1,734,705
     TELUS Corporation                                                               19,000                   610,821
     TELUS Corporation (Non-Voting)(Delta)                                           29,200                   898,666
     Thomson Corporation (The)                                                       36,700                 1,230,086
                                                                                                           ----------
                                                                                                           25,259,784
                                                                                                           ----------
CHILE - 0.2%
     AFP Provida SA ADR                                                              17,100                   419,121
     Banco Santander Chile SA ADR(Delta)                                             13,200                   437,316
     Embotelladora Andina SA ADR Class A                                             30,100                   389,795
     Embotelladora Andina SA ADR Class B                                             40,000                   534,400
     Empresas CMPC SA                                                                 3,000                    71,416
     Enersis SA ADR(Delta)                                                           29,000                   243,600
                                                                                                           ----------
                                                                                                            2,095,648
                                                                                                           ----------
CHINA - 0.3%
     Aluminum Corporation of China, Ltd.(Delta)                                     292,000                   168,473
     BYD Co., Ltd. Series H*(Delta)                                                  65,500                   192,735
     China Petroleum & Chemical Corporation Class H(Delta)                        1,966,000                   794,018
     China Telecom Corporation, Ltd. Class H                                      2,058,000                   719,031
     Datang International Power Generation Co., Ltd. Class
     H(Delta)                                                                       451,000                   326,709
     Jiangsu Expressway Co., Ltd. Class H@                                        1,342,600                   615,402
     Ping An Insurance Group Co. of China, Ltd. Class H*                            237,000                   375,276
     Sinotrans, Ltd. Class H@(Delta)                                              1,071,800                   309,195
     Yanzhou Coal Mining Co., Ltd.(Delta)                                            84,000                   114,162
                                                                                                           ----------
                                                                                                            3,615,001
                                                                                                           ----------
COLOMBIA - 0.0%
     BanColombia SA ADR(Delta)                                                       16,800                   224,448
                                                                                                           ----------
CROATIA - 0.1%
     Pliva DD GDR                                                                    61,400                   691,978
                                                                                                           ----------
CZECH REPUBLIC - 0.0%
     Komercni Banka AS                                                                1,674                   237,897
                                                                                                           ----------
DENMARK - 1.0%
     Danske Bank A/S(Delta)                                                          60,694                 1,760,953
     H. Lundbeck AS(Delta)                                                           78,000                 1,893,237
     Novo-Nordisk AS Class B(Delta)                                                 127,100                 7,076,714
     TDC AS                                                                          27,200                 1,146,486
                                                                                                           ----------
                                                                                                           11,877,390
                                                                                                           ----------
ECUADOR - 0.1%
     Holcim Ecuador SA GDR@                                                          26,250                   813,750
                                                                                                           ----------
EGYPT - 0.5%
     Commercial International Bank, Ltd.*                                             3,100                    24,581
     Commercial International Bank, Ltd. GDR*                                         7,900                    62,641
     MobiNil - Egyptian Mobile Services                                              73,395                 2,184,767
     Orascom Construction Industries                                                129,366                 2,665,609
     Orascom Telecom Holding*                                                         2,350                   166,607
     Vodafone Egypt Telecommunications SAE                                           37,000                   480,298
                                                                                                           ----------
                                                                                                            5,584,503
                                                                                                           ----------
ESTONIA - 0.2%

     Hansabank, Ltd.                                                                153,100                 2,679,245
                                                                                                           ----------
FINLAND - 0.5%
     Nokia OYJ(Delta)                                                               179,200                 2,778,258
     UPM-Kymmene OYJ(Delta)                                                         124,300                 2,755,312
                                                                                                           ----------
                                                                                                            5,533,570
                                                                                                           ----------
FRANCE - 7.7%
     Accor SA(Delta)                                                                 25,900                 1,267,755
     Air Liquide SA(Delta)                                                            9,223                 1,696,516
     Assurances Generales de France(Delta)                                           27,100                 2,128,852
     AXA SA(Delta)                                                                  111,700                 2,975,558
     BNP Paribas SA                                                                  62,200                 4,406,401
     Bouygues SA(Delta)                                                              73,300                 2,905,661
     Carrefour SA                                                                    58,083                 3,082,481
     Compagnie de Saint-Gobain                                                      119,234                 7,264,428
     Compagnie Generale des Etablissements Michelin
     Class B(Delta)                                                                   8,500                   558,638
     Dassault Systemes SA(Delta)                                                      9,500                   448,258
     Eiffage SA(Delta)                                                               12,070                 1,392,518
     Essilor International SA Compagnie Generale
     D'Optique                                                                        6,400                   462,518
     France Telecom SA                                                              149,960                 4,490,461
     Groupe Danone(Delta)                                                            16,000                 1,591,849
     L'Oreal SA                                                                      59,100                 4,730,727
     Lafarge SA(Delta)                                                               29,300                 2,837,211
     Pinault-Printemps-Redoute SA(Delta)                                             14,680                 1,569,942
     Sanofi-Aventis                                                                 146,020                12,312,978
     Schneider Electric SA(Delta)                                                    27,100                 2,123,582
     Societe BIC SA(Delta)                                                           14,600                   828,386
     Societe Generale Class A                                                        57,211                 5,944,106
     Societe Television Francaise 1(Delta)                                          123,000                 3,890,437
     Total SA(Delta)                                                                 78,181                18,292,873
     Veolia Environnement*                                                           79,440                 2,817,467
     Vivendi Universal SA                                                            27,500                   842,364
                                                                                                           ----------
                                                                                                           90,861,967
                                                                                                           ----------
GERMANY - 5.9%
     Adidas-Salomon AG(Delta)                                                        23,393                 3,712,289
     Allianz AG(Delta)                                                               32,000                 4,063,104
     BASF AG                                                                         29,393                 2,083,797
     Bayer AG(Delta)                                                                281,496                 9,294,041
     Bayerische Hypo-und Vereinsbank AG                                             322,120                 7,879,399
     Bayerische Motoren Werke AG                                                     50,600                 2,299,016
     Continental AG(Delta)                                                           38,300                 2,970,443
     DaimlerChrysler AG(Delta)                                                       32,500                 1,454,733
     Deutsche Bank AG                                                                 9,100                   785,042
     Deutsche Boerse AG                                                              15,591                 1,172,210
     E.ON AG                                                                         56,100                 4,813,475
     Infineon Technologies AG*                                                       50,400                   483,466
     Lanxess*                                                                        14,107                   290,760
     Metro AG                                                                        27,700                 1,486,923
     Muenchener Rueckversicherungs AG(Delta)                                          2,300                   277,098
     RWE AG                                                                         117,566                 7,109,464
     SAP AG                                                                           7,300                 1,176,339
     Schering AG                                                                     63,018                 4,179,253
     Siemens AG                                                                      98,836                 7,821,757
     Volkswagen AG(Delta)                                                           111,664                 5,315,197
                                                                                                           ----------
                                                                                                           68,667,806
                                                                                                           ----------
GREECE - 0.1%
     Piraeus Bank SA                                                                 38,000                   689,628
                                                                                                           ----------
HONG KONG - 4.2%
     Bank of East Asia, Ltd.(Delta)                                                 143,000                   411,612
     China Mengniu Dairy Co., Ltd.*(Delta)                                          699,000                   474,995
     China Mobile (Hong Kong), Ltd.(Delta)                                          963,500                 3,150,126
     China Resources Power Holdings Co.@(Delta)                                   1,488,900                   701,550
     CLP Holdings, Ltd.                                                           1,150,000                 6,546,615

     CNOOC, Ltd.(Delta)                                                          10,002,500                5,386,341
     Denway Motors, Ltd.(Delta)                                                   4,816,000                1,698,068
     Esprit Holdings, Ltd.(Delta)                                                    83,700                  571,454
     Hang Lung Group, Ltd.                                                          200,000                  350,025
     Hang Lung Properties, Ltd.                                                   1,471,000                2,131,214
     Hang Seng Bank, Ltd.(Delta)                                                     29,700                  394,124
     Hong Kong & China Gas Co., Ltd.                                              4,521,000                8,897,724
     Hongkong Electric Holdings, Ltd.                                               552,500                2,458,090
     Hutchison Whampoa, Ltd.(Delta)                                                 556,000                4,722,769
     Jardine Matheson Holdings, Ltd.                                                124,000                2,157,600
     Johnson Electric Holdings, Ltd.(Delta)                                         446,500                  403,596
     Li & Fung, Ltd.                                                                516,000                  939,451
     Sun Hung Kai Properties, Ltd.                                                  212,000                1,923,084
     Swire Pacific, Ltd. Class A                                                    416,000                3,293,566
     Wharf Holdings, Ltd.(Delta)                                                    905,000                2,860,234
                                                                                                          ----------
                                                                                                          49,472,238
                                                                                                          ----------
HUNGARY - 0.3%
     BorsodChem Rt.                                                                  22,200                  302,172
     Mol Magyar Olaj-es Gazipari Rt.                                                  8,864                  712,853
     Mol Magyar Olaj-es Gazipari Rt. GDR                                             23,181                1,875,343
     OTP Bank Rt.                                                                    19,487                  665,663
                                                                                                          ----------
                                                                                                           3,556,031
                                                                                                          ----------
INDIA - 1.3%
     Andhra Bank, Ltd.                                                              883,684                2,185,183
     Asian Paints (India) Ltd.                                                      100,000                  895,478
     Bharat Heavy Electricals, Ltd.                                                  17,694                  310,896
     Bharti Televentures, Ltd.*                                                     129,148                  611,660
     Container Corporation of India, Ltd.                                            29,095                  533,003
     GAIL India, Ltd. GDR(Delta)                                                     61,600                1,797,488
     Grasim Industries, Ltd.                                                         10,172                  282,650
     Gujarat Ambuja Cements, Ltd.*                                                  133,200                1,224,800
     HDFC Bank, Ltd.                                                                 23,051                  287,247
     Hero Honda Motors, Ltd.                                                         70,000                  878,546
     Hindalco Industries, Ltd.                                                        6,357                  188,294
     ICICI Bank, Ltd. ADR(Delta)                                                     13,500                  279,720
     Industrial Development Bank of India, Ltd.                                     187,478                  391,268
     Infosys Technologies, Ltd.                                                      17,951                  925,828
     Jet Airways India, Ltd.*                                                         8,864                  246,102
     Larsen & Toubro, Ltd.                                                           12,558                  286,138
     Oil & Natural Gas Corporation, Ltd.                                             23,094                  466,771
     Ranbaxy Laboratories, Ltd.                                                      14,537                  334,126
     Ranbaxy Laboratories, Ltd. GDR                                                  83,500                1,987,300
     Sun Pharmaceuticals Industries, Ltd.                                            56,000                  604,428
     Tata Motors, Ltd.                                                               28,791                  272,880
     UTI Bank, Ltd. GDR*                                                             45,697                  253,312
                                                                                                          ----------
                                                                                                          15,243,118
                                                                                                          ----------
INDONESIA - 0.9%
     Bank Rakyat Indonesia                                                        4,523,900                1,361,326
     PT Panin Life TBK                                                           28,581,000                  543,193
     PT Bank Central Asia TBK                                                       621,000                  222,933
     PT Bank Mandiri Persero TBK                                                  7,640,723                1,379,541
     PT Bumi Resources TBK*                                                       1,819,500                  149,848
     PT Ramayana Lestari Sentosa TBK                                              6,813,500                  561,137
     PT Telekomunikasi Indonesia TBK                                              9,945,700                4,699,294
     PT Unilever Indonesia TBK                                                    2,652,000                1,071,048
                                                                                                          ----------
                                                                                                           9,988,320
                                                                                                          ----------
IRELAND - 0.6%
     Allied Irish Banks PLC                                                         120,500                2,522,685
     CRH PLC                                                                        128,462                3,372,801
     Irish Life & Permanent PLC                                                      59,300                1,053,122
                                                                                                          ----------
                                                                                                           6,948,608
                                                                                                          ----------
ISRAEL - 0.4%
     Bank Hapoalim, Ltd.                                                            128,700                  433,031
     Bank Leumi Le-Israel BM                                                         53,500                  149,722

     Check Point Software Technologies, Ltd.*(Delta)                                 53,500                1,163,090
     Lipman Electronic Engineering, Ltd.                                              8,400                  241,416
     Teva Pharmaceutical Industries, Ltd. ADR                                        80,000                2,480,000
                                                                                                          ----------
                                                                                                           4,467,259
                                                                                                          ----------
ITALY - 2.4%
     Banca Intesa SpA                                                             2,422,427               12,309,495
     Enel SpA                                                                       285,199                2,728,399
     Ente Nazionale Idrocarburi SpA                                                 215,249                5,588,890
     Mediaset SpA                                                                   500,223                7,197,640
                                                                                                          ----------
                                                                                                          27,824,424
                                                                                                          ----------
JAPAN - 21.1%
     Advantest Corporation                                                           50,000                3,832,883
     Aeon Co., Ltd.                                                                 106,400                1,796,982
     Aiful Corporation                                                                6,908                  548,838
     Bank of Fukuoka, Ltd. (The)(Delta)                                             370,000                2,322,205
     Bridgestone Corporation                                                        171,000                3,143,160
     Canon, Inc.(Delta)                                                             281,600               15,100,251
     Chubu Electric Power Co., Inc.(Delta)                                            7,800                  187,308
     Daito Trust Construction Co., Ltd.(Delta)                                       13,000                  545,556
     Daiwa House Industry Co., Ltd.                                                  47,000                  539,998
     Denso Corporation                                                              325,500                8,104,868
     East Japan Railway Co.                                                              90                  483,447
     Eisai Co., Ltd.                                                                211,800                7,189,704
     FamilyMart Co., Ltd.                                                            68,000                2,003,917
     Fanuc, Ltd.                                                                    134,700                8,428,956
     Fuji Photo Film Co., Ltd.                                                       77,100                2,818,540
     Fujisawa Pharmaceutical Co., Ltd.+(Delta)                                      170,000                3,979,297
     Furukawa Electric Co., Ltd.(Delta)                                             103,000                  471,631
     Hirose Electric Co., Ltd.(Delta)                                                41,000                4,186,795
     Hitachi, Ltd.(Delta)                                                           506,000                3,142,740
     Honda Motor Co., Ltd.                                                           97,600                4,887,737
     Hoya Corporation                                                                 5,500                  605,241
     Ito-Yokado Co., Ltd.                                                            85,000                3,392,707
     Japan Airlines Corporation                                                     102,000                  297,734
     JSR Corporation(Delta)                                                          85,000                1,676,536
     Kansai Electric Power Co., Inc. (The)                                           49,000                  982,468
     Kao Corporation                                                                173,000                3,976,919
     KDDI Corporation                                                                 1,222                6,051,310
     Keyence Corporation                                                             25,000                5,791,290
     Konica Minolta Holdings, Inc.                                                   12,000                  121,309
     Kuraray Co., Ltd.(Delta)                                                       206,000                1,838,497
     Matsushita Electric Industrial Co., Ltd.                                       339,686                5,005,165
     Millea Holdings, Inc.                                                              763               11,100,252
     Mitsubishi Corporation(Delta)                                                  111,700                1,446,902
     Mitsubishi Electric Corporaiton                                                150,000                  776,369
     Mitsubishi Estate Co., Ltd.                                                    969,100               11,260,828
     Mitsubishi Heavy Industries, Ltd.                                              142,000                  377,413
     Mitsubishi Tokyo Financial Group, Inc.                                             887                7,692,903
     Mitsui & Co., Ltd.(Delta)                                                       56,000                  516,497
     Mitsui Fudosan Co., Ltd.                                                        47,000                  551,833
     Mitsui Sumitomo Insurance Co., Ltd.(Delta)                                      92,000                  843,383
     Mizuho Financial Group, Inc.                                                       177                  836,883
     Murata Manufacturing Co., Ltd.                                                   9,700                  520,144
     NEC Electronics Corporation(Delta)                                               2,100                   97,920
     Nidec Corporation(Delta)                                                         7,600                  946,190
     Nikko Cordial Corporation                                                      470,000                2,349,343
     Nikon Corporation(Delta)                                                        44,000                  505,941
     Nintendo Co., Ltd.                                                               7,100                  774,690
     Nippon Electric Glass Co., Ltd.(Delta)                                          24,000                  345,799
     Nippon Express Co., Ltd.                                                       512,000                2,692,978
     Nippon Telegraph & Telephone Corporation                                           933                4,080,733
     Nissan Motor Co., Ltd.(Delta)                                                  361,200                3,701,938
     Nitto Denko Corporation(Delta)                                                   9,900                  518,866
     Nomura Holdings, Inc.(Delta)                                                   122,100                1,708,011
     NTT DoCoMo, Inc.(Delta)                                                          1,600                2,685,816

     Omron Corporation(Delta)                                                        20,000                   436,445
     ORIX Corporation(Delta)                                                         37,000                 4,716,870
     Ricoh Co., Ltd.                                                                 48,000                   823,650
     Rohm Co., Ltd.                                                                  52,600                 5,077,031
     Sankyo Co. Ltd.                                                                 62,800                 1,323,585
     Secom Co., Ltd.                                                                151,000                 6,280,519
     Sekisui House, Ltd.                                                             97,000                 1,035,764
     Sharp Corporation                                                              150,000                 2,268,955
     Shimamura Co., Ltd.(Delta)                                                       5,500                   421,104
     Shin-Etsu Chemical Co., Ltd.                                                   120,000                 4,543,505
     Shionogi & Co., Ltd.(Delta)                                                     35,000                   482,421
     SMC Corporation(Delta)                                                          11,400                 1,289,583
     Softbank Corporation(Delta)                                                     18,800                   774,932
     Sompo Japan Insurance, Inc.                                                     54,900                   572,910
     Sony Corporation(Delta)                                                        119,100                 4,742,675
     Sumitomo Chemical Co., Ltd.                                                    456,000                 2,253,847
     Sumitomo Corporation                                                            62,000                   531,362
     Sumitomo Mitsui Financial Group, Inc.                                              396                 2,681,115
     Sumitomo Trust & Banking Co., Ltd.                                             224,000                 1,460,188
     Suzuki Motor Corporation(Delta)                                                121,300                 2,169,667
     T&D Holdings, Inc.                                                              54,700                 2,780,145
     Takeda Pharmaceutical Co., Ltd.                                                307,400                14,649,015
     Takefuji Corporation                                                            28,800                 1,939,159
     TDK Corporation                                                                 17,000                 1,163,667
     THK Co., Ltd.(Delta)                                                            80,500                 1,625,315
     Tohoku Electric Power Co., Inc.                                                  6,300                   116,741
     Tokyo Electron, Ltd.                                                            58,900                 3,356,141
     Tokyo Gas Co., Ltd.(Delta)                                                     154,000                   620,423
     Tokyu Corporation                                                              230,000                 1,199,011
     Toyota Motor Corporation                                                       237,400                 8,833,591
     UFJ Holdings, Inc.                                                                 592                 3,113,755
     Uni-Charm Corporation(Delta)                                                     3,000                   134,571
     West Japan Railway Co.                                                             483                 1,968,395
     Yahoo! Japan Corporation*(Delta)                                                   186                   436,249
     Yamada Denki Co., Ltd.(Delta)                                                   15,500                   812,366
     Yamanouchi Pharmaceutical Co., Ltd.(Delta)                                      19,700                   666,894
     Yamato Transport Co., Ltd.                                                      89,500                 1,280,360
                                                                                                          -----------
                                                                                                          248,367,547
                                                                                                          -----------
LUXEMBOURG - 0.1%
     SES Global                                                                      48,900                   626,281
                                                                                                          -----------
MALAYSIA - 0.4%
     Commerce Asset Holdings BHD                                                    347,900                   419,311
     IOI Corporation BHD                                                            340,300                   801,496
     Malayan Banking BHD                                                            281,000                   835,605
     MK Land Holdings BHD                                                           841,300                   343,162
     OYL Industries BHD                                                             109,000                 1,011,119
     Public Bank BHD                                                                 94,125                   191,965
     Telekom Malaysia BHD                                                           120,300                   308,664
     Tenaga Nasional BHD                                                            157,500                   422,763
     Transmile Group BHD                                                            365,000                   912,501
                                                                                                          -----------
                                                                                                            5,246,586
                                                                                                          -----------

MEXICO - 1.0%
     America Movil SA de CV ADR Series L                                             62,700                 3,235,321
     Cemex SA de CV                                                                 200,666                 1,456,776
     Cemex SA de CV ADR                                                              58,195                 2,109,569
     Corporacion Geo SA de CV*                                                        2,300                     4,972
     Grupo Mexico SA de CV Series B                                                  16,500                    86,774
     Grupo Televisa SA ADR                                                           28,842                 1,695,910
     Kimberly-Clark de Mexico SA de CV Class A                                       60,000                   179,872
     Telefonos de Mexico SA de CV ADR Class L                                        42,200                 1,457,166
     Urbi Desarrollos Urbanos SA*                                                    59,100                   296,260
     Wal-Mart de Mexico SA de CV Series V                                           383,698                 1,346,399
                                                                                                          -----------
                                                                                                           11,869,019
                                                                                                          -----------
NETHERLANDS - 5.1%
     ABN AMRO Holding NV                                                            220,426                 5,469,004

     Aegon NV                                                                       139,267                1,879,327
     Akzo Nobel NV                                                                   41,000                1,871,874
     Euronext NV*(Delta)                                                             14,900                  530,191
     ING Groep NV                                                                   356,866               10,778,655
     Koninklijke Ahold NV                                                            54,100                  453,037
     Koninklijke Numico NV*                                                          13,600                  556,390
     Reed Elsevier NV(Delta)                                                        522,311                7,874,307
     Royal Dutch Petroleum Co.A                                                     286,420               17,123,641
     Royal Dutch Petroleum Co. (New York Shares)                                     12,100                  726,484
     Royal KPN NV(Delta)                                                            374,400                3,348,794
     TPG NV                                                                         104,600                2,976,252
     Unilever NV                                                                     28,000                1,905,552
     VNU NV(Delta)                                                                  130,974                3,820,068
                                                                                                          ----------
                                                                                                          59,313,576
                                                                                                          ----------
NEW ZEALAND - 0.4%
     Telecom Corporation of New Zealand, Ltd.                                     1,172,070                5,053,965
                                                                                                           ---------
NORWAY - 0.5%
     DNB NOR ASA                                                                     66,000                  674,410
     Norsk Hydro ASA(Delta)                                                          32,400                2,674,156
     Norske Skogindustrier ASA(Delta)                                                19,100                  381,298
     Statoil ASA(Delta)                                                               8,600                  146,576
     Telenor ASA                                                                    152,702                1,373,599
     Yara International ASA(Delta)                                                   28,000                  425,304
                                                                                                          ----------
                                                                                                           5,675,343
                                                                                                          ----------
PERU - 0.0%
     Compania de Minas Buenaventura SA ADR(Delta)                                     5,800                  132,124
                                                                                                          ----------
PHILIPPINES - 0.1%
     Globe Telecom, Inc.                                                              9,900                  158,978
     SM Prime Holdings, Inc.                                                      8,773,600                1,248,797
                                                                                                          ----------
                                                                                                           1,407,775
                                                                                                          ----------
POLAND - 0.1%
     Powszechna Kasa Oszczednosci Bank Polski SA*                                   120,441                1,062,585
                                                                                                          ----------
PORTUGAL - 0.5%
     Banco Comercial Portugues SA Series R                                          838,664                2,283,026
     Portugal Telecom SGPS SA(Delta)                                                333,861                3,912,349
                                                                                                          ----------
                                                                                                           6,195,375
                                                                                                          ----------
ROMANIA - 0.0%
     SNP Petrom SA                                                                2,900,000                  359,244
                                                                                                          ----------
RUSSIA - 0.5%
     AFK Sistema GDR*                                                                 5,351                   86,847
     LUKOIL ADR                                                                      18,248                2,470,779
     Mechel Steel Group OAO ADR*                                                      9,100                  243,607
     Mining and Metallurgical Co. Norilsk Nickel ADR                                  5,429                  316,782
     Mobile Telesystems ADR                                                          41,900                1,474,461
     Vimpel-Communications ADR*                                                      11,600                  399,272
     Wimm-Bill-Dann Foods OJSC ADR*(Delta)                                           55,400                1,070,882
                                                                                                          ----------
                                                                                                           6,062,630
                                                                                                          ----------
SINGAPORE - 0.6%
     DBS Group Holdings, Ltd.                                                       210,000                1,895,502
     Oversea-Chinese Banking Corporation, Ltd.                                      262,000                2,190,277
     Singapore Telecommunications, Ltd.(Delta)                                    1,414,571                2,210,870
     United Overseas Bank, Ltd.                                                      47,000                  409,995
     Venture Corporation, Ltd.                                                       42,000                  338,392
                                                                                                          ----------
                                                                                                           7,045,036
                                                                                                          ----------
SOUTH AFRICA - 1.7%
     ABSA Group, Ltd.                                                                64,341                  776,632
     African Bank Investments, Ltd.                                                 273,000                  703,631
     Alexander Forbes, Ltd.                                                         400,000                  729,997
     Anglo American PLC(Delta)                                                      144,271                3,399,720
     AngloGold Ashanti, Ltd. ADR(Delta)                                              40,889                1,408,626
     Dimension Data Holdings PLC                                                    103,338                   63,029
     Edgars Consolidated Stores, Ltd.                                                 3,483                  153,330
     Impala Platinum Holdings, Ltd.                                                     890                   74,801

     Liberty Group, Ltd.(Delta)                                                       20,104                 208,648
     Massmart Holdings, Ltd.                                                          68,277                 459,071
     Mittal Steel South Africa, Ltd.                                                  52,468                 533,365
     MTN Group, Ltd.(Delta)                                                          510,790               3,597,919
     Naspers, Ltd.                                                                    33,964                 387,183
     Pick'n Pay Stores, Ltd.                                                          18,900                  68,228
     Sanlam, Ltd.                                                                    327,436                 636,358
     Sasol, Ltd.                                                                     155,364               3,612,375
     Standard Bank Group, Ltd.                                                       257,448               2,591,543
     Telkom SA, Ltd.                                                                  19,979                 343,666
     VenFin, Ltd.                                                                    171,900                 756,772
                                                                                                          ----------
                                                                                                          20,504,894
                                                                                                          ----------
SOUTH KOREA - 2.9%
     AMOREPACIFIC Corporation@                                                           980                 234,505
     GS Engineering & Construction Corporation                                         4,360                 120,217
     GS Holdings Corporation*                                                         23,340                 578,041
     Hankook Tire Co., Ltd.@                                                          95,195               1,063,972
     Hyundai Mobis@                                                                   18,200               1,186,450
     Hyundai Motor Co.                                                                 4,590                 248,597
     Kia Motors Corporation                                                           15,970                 220,167
     Kookmin Bank                                                                     81,511               3,640,102
     Kookmin Bank ADR*(Delta)                                                         60,321               2,693,333
     Korea Electric Power Corporation                                                 62,110               1,596,328
     KT Corporation                                                                   30,670               1,189,954
     KT Corporation ADR                                                               18,650                 397,432
     KT Freetel@                                                                      24,000                 504,579
     LG Chem, Ltd.                                                                     5,030                 203,082
     LG Philips LCD Co., Ltd.*                                                        13,380                 582,369
     NCSoft Corporation*                                                               6,240                 479,291
     POSCO                                                                             6,700               1,326,145
     POSCO ADR(Delta)                                                                  6,600                 325,776
     S1 Corporation@                                                                  39,280               1,578,162
     Samsung Electronics Co., Ltd.                                                     8,570               4,236,475
     Samsung Electronics Co., Ltd. (Non-Voting Shares)
     GDR 144A                                                                         10,109               1,659,946
     Samsung Electronics Co., Ltd. GDR                                                 1,200                 296,400
     Samsung Electronics Co., Ltd. GDR 144A                                           15,159               3,746,833
     Samsung Fire & Marine Insurance Co., Ltd.                                        25,850               1,957,523
     Samsung Securities Co., Ltd.                                                     27,670                 694,815
     Shinsegae Co., Ltd.                                                               5,270               1,626,928
     SK Corporation                                                                    5,570                 329,099
     SK Telecom Co., Ltd.                                                              6,700               1,128,213
     SK Telecom Co., Ltd. ADR(Delta)                                                  11,300                 222,836
     Tae Young Corporation@                                                           10,000                 403,742
                                                                                                          ----------
                                                                                                          34,471,312
                                                                                                          ----------
SPAIN - 4.6%
     Acerinox SA                                                                      61,756               1,012,682
     ACS, Actividades de Construccion y Servicios SA(Delta)                           98,289               2,433,558
     Banco Bilbao Vizcaya Argentaria SA(Delta)                                       178,600               2,907,867
     Banco Popular Espanol SA                                                         41,661               2,694,845
     Banco Santander Central Hispano SA                                              515,108               6,269,997
     Endesa SA(Delta)                                                                131,800               2,964,274
     Iberdrola SA(Delta)                                                             353,780               9,254,606
     Inditex SA(Delta)                                                               211,200               6,316,042
     Repsol YPF SA(Delta)                                                            215,537               5,705,334
     Telefonica SA                                                                   798,601              13,913,378
                                                                                                          ----------
                                                                                                          53,472,583
                                                                                                          ----------
SWEDEN - 1.2%
     Assa Abloy AB Class B(Delta)                                                     34,674                 490,376
     Atlas Copco AB Class A                                                            9,900                 473,935
     Hennes & Mauritz AB Class B                                                     144,200               4,955,606
     Nordea Bank AB                                                                  400,000               4,106,276
     Scania AB Class B(Delta)                                                         13,200                 561,909
     Svenska Cellulosa AB Class B(Delta)                                              10,300                 388,204
     Telefonaktiebolaget LM Ericsson ADR(Delta)                                       14,600                 411,720

     Telefonaktiebolaget LM Ericsson Class B(Delta)                               1,099,000                  3,092,973
                                                                                                            ----------
                                                                                                            14,480,999
                                                                                                            ----------
SWITZERLAND - 4.1%
     Adecco SA                                                                        8,276                    454,607
     Ciba Specialty Chemicals, Inc.(Delta)                                           26,600                  1,721,366
     Compagnie Financiere Richemont AG Class A                                       92,849                  2,914,995
     Credit Suisse Group                                                             33,185                  1,424,731
     Geberit AG                                                                          90                     65,917
     Givaudan SA                                                                        287                    184,287
     Holcim, Ltd.                                                                    47,817                  2,940,463
     Nestle SA                                                                       51,565                 14,108,645
     Novartis AG                                                                    212,813                  9,928,486
     Roche Holding AG                                                                44,082                  4,724,980
     Serono SA Class B(Delta)                                                           601                    436,159
     STMicroelectronics NV(Delta)                                                    32,400                    539,784
     Swiss Reinsurance                                                               28,576                  2,046,348
     Swisscom AG(Delta)                                                               4,101                  1,503,523
     Syngenta AG                                                                      4,283                    447,261
     Synthes, Inc.                                                                    5,420                    602,701
     UBS AG                                                                          18,004                  1,520,341
     Zurich Financial Services AG                                                    11,900                  2,088,383
                                                                                                            ----------
                                                                                                            47,652,977
                                                                                                            ----------
TAIWAN - 1.6%
     Advantech Co., Ltd.                                                             86,000                    196,534
     Asustek Computer, Inc.                                                         131,000                    361,741
     AU Optronics Corporation                                                     1,658,000                  2,426,007
     Basso Industry Corporation*                                                     86,000                    219,736
     Cathay Financial Holding Co., Ltd.                                             464,000                    880,696
     Cathay Financial Holding Co., Ltd. GDR(Delta)                                    7,451                    140,079
     China Steel Corporation                                                        768,385                    857,257
     Chinatrust Financial Holding Co., Ltd.                                         363,137                    409,748
     Compal Electronics, Inc.                                                     1,591,336                  1,452,133
     Far EasTone Telecommunications Co., Ltd.                                       506,600                    641,571
     Faraday Technology Corporation                                                 268,747                    520,332
     Formosa Chemical & Fibre Co.                                                   234,000                    476,823
     HON HAI Precision Industry Co., Ltd.                                           162,649                    722,747
     MediaTek, Inc.                                                                  99,429                    706,916
     Phoenixtec Power Co., Ltd.                                                     481,605                    531,958
     Quanta Computer, Inc.                                                          254,348                    427,062
     Taiwan Semiconductor Manufacturing Co., Ltd.                                 3,096,566                  5,061,675
     Taiwan Semiconductor Manufacturing Co., Ltd. ADR(Delta)                        183,679                  1,557,597
     United Microelectronics Corporation*                                           450,000                    272,091
     Vanguard International Semiconductor Corporation*                              625,000                    470,149
                                                                                                            ----------
                                                                                                            18,332,852
                                                                                                            ----------
THAILAND - 0.6%
     Advanced Info Service Public Co., Ltd.(Delta)                                  376,300                    961,912
     Airports of Thailand Public Co., Ltd.                                          714,500                    853,857
     Kasikornbank Public Co., Ltd.                                                  730,300                  1,092,090
     Kiatnakin Finance Public Co., Ltd.                                             397,600                    309,990
     PTT Exploration and Production Public Co., Ltd.                                186,100                  1,417,633
     PTT Public Co., Ltd.                                                           328,300                  1,619,680
     Siam Cement Public Co., Ltd.                                                    61,000                    411,656
     Siam City Cement Public Co, Ltd.                                                 7,800                     52,638
                                                                                                            ----------
                                                                                                             6,719,456
                                                                                                            ----------
TURKEY - 0.2%
     Arcelik AS                                                                      29,700                    171,283
     Migros Turk TAS                                                                120,225                    835,575
     Turk Sise ve Cam Fabrikalari AS                                                 43,535                    108,797
     Turkiye Garanti Bankasi AS*                                                    111,907                    423,633
     Turkiye Is Bankasi                                                              85,869                    495,215
                                                                                                            ----------
                                                                                                             2,034,503
                                                                                                            ----------
UNITED KINGDOM - 13.9%
     Antofagasta PLC                                                                 21,500                    518,434
     ARM Holdings PLC                                                               110,000                    218,786

     Associated British Foods PLC                                                     5,000                   71,149
     AstraZeneca PLC                                                                211,104                8,333,330
     Aviva PLC                                                                      189,663                2,275,941
     BG Group PLC                                                                 1,848,282               14,364,111
     BHP Billiton PLC(Delta)                                                         67,998                  913,295
     BOC Group PLC                                                                  248,090                4,777,361
     Boots Group PLC                                                                558,434                6,579,803
     BP PLC                                                                       1,027,549               10,650,838
     Bradford & Bingley PLC                                                          76,600                  445,121
     Brambles Industries PLC                                                        638,524                3,656,154
     Capita Group PLC                                                               185,880                1,320,764
     Centrica PLC                                                                   572,850                2,497,970
     Compass Group PLC                                                              834,585                3,808,836
     GKN PLC(Delta)                                                                 566,471                2,716,366
     GlaxoSmithKline PLC                                                            420,948                9,649,256
     Hanson PLC                                                                      41,500                  392,515
     HBOS PLC                                                                       519,300                8,096,118
     HSBC Holdings PLC                                                              107,900                1,706,678
     Intercontinental Hotels Group PLC                                              175,173                2,044,131
     Johnson Matthey PLC                                                             82,300                1,538,157
     Johnston Press PLC                                                              42,300                  435,654
     Kingfisher PLC                                                                 743,000                4,054,295
     Lloyds TSB Group PLC                                                         1,029,344                9,298,074
     Misys PLC                                                                      564,300                2,362,046
     National Grid Transco PLC                                                      119,400                1,106,182
     Next PLC                                                                        17,000                  511,442
     Pearson PLC                                                                    311,929                3,802,069
     Reckitt Benckiser PLC(Delta)                                                   167,120                5,312,011
     Reed Elsevier PLC                                                              168,100                1,742,404
     Rio Tinto PLC                                                                  143,877                4,652,067
     Rolls-Royce Group PLC B Shares                                              27,697,900                   53,651
     Royal Bank of Scotland Group PLC                                               189,200                6,020,989
     Scottish & Southern Energy PLC                                                  25,100                  418,120
     Scottish Power PLC                                                             145,700                1,126,127
     Shell Transport & Trading Co. PLC                                              683,300                6,133,518
     Smith & Nephew PLC                                                             319,360                3,002,467
     Smiths Group PLC                                                                 5,900                   94,938
     Standard Chartered PLC                                                          84,200                1,514,794
     Tesco PLC                                                                      327,100                1,956,405
     Unilever PLC(Delta)                                                            610,193                6,030,780
     Vodafone Group PLC                                                           4,577,050               12,152,527
     Wm Morrison Supermarkets PLC                                                   980,000                3,629,834
     Wolseley PLC                                                                    30,000                  628,153
     Xstrata PLC                                                                     71,200                1,358,958
                                                                                                       -------------
                                                                                                         163,972,619
                                                                                                       -------------
VENEZUELA - 0.0%
     Compania Anonima Nacional Telefonos de Venezuela
      ADR                                                                             6,001                  113,539
                                                                                                       -------------

TOTAL FOREIGN COMMON STOCK
   (Cost $883,208,358)                                                                                 1,134,748,623
                                                                                                       -------------

FOREIGN PREFERRED STOCK - 0.5%
BRAZIL - 0.2%
     Caemi Mineracao e Metalurgica SA*                                              141,300                  130,716
     Companhia de Tecidos do Norte de Minas -
     Coteminas                                                                    4,248,260                  373,911
     Companhia Siderurgica Belgo Mineira                                            437,000                  219,482
     Companhia Siderurgica de Tubarao                                             1,390,000                   85,092
     Investimentos Itau SA                                                          454,344                  840,621
     Lojas Americanas SA                                                          1,250,000                   21,067
     Petroleo Brasileiro SA ADR                                                      43,300                1,665,752
                                                                                                       -------------
                                                                                                           3,336,641
                                                                                                       -------------
JAPAN - 0.2%

     SMFG Finance, Ltd. 2.25% CONV                                               18,000,000                   389,024
     SMFG Finance, Ltd. 2.25% CONV 144A                                          78,000,000                 1,685,768
                                                                                                       --------------
                                                                                                            2,074,792
                                                                                                       --------------
SOUTH KOREA - 0.1%
     Samsung Electronics Co., Ltd.                                                    2,280                   748,774
                                                                                                       --------------
TOTAL FOREIGN PREFERRED STOCK
   (Cost $3,422,918)                                                                                        6,160,207
                                                                                                       --------------
SHORT-TERM INVESTMENTS - 23.1%
     AB Funds Trust - Money Market Fund (GS4 Class)
       (infinity)                                                                29,810,014                29,810,014
     Northern Institutional Liquid Assets Portfolio
     Section                                                                    240,533,540               240,533,540
                                                                                                       --------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $270,343,554)                                                                                    270,343,554
                                                                                                       --------------
TOTAL INVESTMENTS -- 120.4%
   (Cost $1,157,148,465)                                                                                1,411,540,020
LIABILITIES IN EXCESS OF OTHER ASSETS -- (20.4%)                                                         (238,756,872)
                                                                                                       --------------
NET ASSETS -- 100.0%                                                                                   $1,172,783,148
                                                                                                       ==============

SCHEDULE OF INVESTMENTS ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
ADR         - American Depository Receipt
CONV        - Convertible
GDR         - Global Depository Receipt
IO          - Interest Only (Principal amount shown is notional)
PO          - Principal Only
REIT        - Real Estate Investment Trust
STEP        - Stepped Coupon Bonds(1)
STRIP       - Stripped Security
TBA         - To be announced.
144A        - Security was purchased pursuant to Rule 144A under the Securities
              Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

INVESTMENT FOOTNOTES:
++++        - All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@           - Illiquid.
*           - Non-income producing security.
#           - Security in default.
+           - Security is valued at fair value.
Section     - Security purchased with the cash proceeds from securities loaned.
++          - Variable rate security(1).
(Omega)     - Interest rates shown reflect the effective yields as of March 31,
              2005.
(Infinity)  - Affiliated fund.
(Delta)     - Security either partially or fully on loan.

FOREIGN BOND FOOTNOTES:
(A)         - Par is denominated in Australian Dollars.
(B)         - Par is denominated in Brazilian Reals.
(C)         - Par is denominated in Canadian Dollars.
(E)         - Par is denominated in European Euros.
(G)         - Par is denominated in Singapore Dollars.
(I)         - Par is denominated in Israel Shekels.
(J)         - Par is denominated in Japanese Yen.
(K)         - Par is denominated in Swedish Kronas.
(M)         - Par is denominated in Mexican Pesos.
(R)         - Par is denominated in South African Rand.
(S)         - Par is denominated in Swiss Francs.
(T)         - Par is denominated in Thailand Bahts.
(U)         - Par is denominated in British Pounds.
(Z)         - Par is denominated in New Zealand Dollars.

SWAP AGREEMENT FOOTNOTES:

(a)         - Counterparty to contract is Goldman Sachs Capital Markets, LP.
(b)         - Counterparty to contract is UBS AG.
(c)         - Counterparty to contract is Morgan Stanley Capital Services.
(d)         - Counterparty to contract is Barclays Capital.
(e)         - Counterparty to contract is Lehman Brothers Special Financing,
              Inc.
(f)         - Counterparty to contract is Citibank NA London.
(g)         - Counterparty to contract is JPMorgan Chase Bank.
(h)         - Counterparty to contract is Merrill Lynch Capital Services, Inc.
(i)         - Counterparty to contract is Wachovia Bank.
(j)         - Counterparty to contract is Greenwich Capital Derivative.

(1) Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.

NOTE 1: VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees.

Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. AB Funds Trust uses FT-Interactive Data ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign equity securities held by AB Funds Trust based on certain factors and methodologies applied by FT in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a "confidence interval" is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, AB Funds Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by FT.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities, which approximates market value.

The Blended Funds and Institutional Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

NOTE 2: FUTURES CONTRACTS

Investments in securities as of March 31, 2005 included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:


                                            MARKET VALUE OF     OPEN PURCHASE     NOTIONAL MARKET      NET UNREALIZED GAIN
                                              COLLATERAL       (SALE) CONTRACTS   VALUE ON FUTURES      (LOSS)ON FUTURES
                                            ---------------    ----------------   ----------------     -------------------
FLEXIBLE INCOME FUND
    June 2005 S&P 500                          $    89,289            3           $    887,925               ($   24,193)
                                                                                                             ===========

GROWTH & INCOME FUND
    June 2005 S&P 500                              798,642           33              9,767,175               ($  296,548)
                                                                                                             ===========

CAPITAL OPPORTUNITIES FUND
    June 2005 S&P 500                              902,813           34             10,063,150               ($  265,729)
                                                                                                             ===========

GLOBAL EQUITY FUND
    June 2005 S&P 500                            1,284,772           50             14,798,750               ($  398,038)
                                                                                                             ===========

FLEXIBLE INCOME FUND I
    June 2005 S&P 500 E-Mini                        19,842            3                177,585               ($    3,627)
                                                                                                             ===========

GROWTH & INCOME FUND I
    June 2005 S&P 500 E-Mini                       153,776           29              1,716,655               ($   46,815)
                                                                                                             ===========

CAPITAL OPPORTUNITIES FUND I
    June 2005 S&P 500 E-Mini                       183,539           26              1,539,070                ($  39,314)
                                                                                                             ===========

GLOBAL EQUITY FUND I
    June 2005 S&P 500 E-Mini                       233,144           33              1,953,435               ($   32,582)
                                                                                                             ===========

LOW-DURATION BOND FUND
    December 2005 90-Day Euro                      349,904          286             68,471,975               ($  366,350)
    December 2006 90-Day Euro                       63,441           61             14,540,113                  (105,225)
    June 2005 2-Year U.S. Treasury Note          1,745,755          901            186,408,453                  (440,221)
    June 2005 5-Year U.S. Treasury Note            323,484         (145)            27,951,468                   149,013
    June 2005 10-Year U.S. Treasury Note           416,783          146             24,038,437                  (226,953)
    June 2005 10-Year UK GILT                       35,388           39              8,110,717                    93,080
    June 2005 Euro-Bobl                             89,538          (45)             6,567,738                   (25,772)
    March 2006 90-Day Euro                         222,167          180             43,029,000                  (238,500)
    September 2005 90-Day Euro                     614,943          273             65,537,063                  (608,162)
                                                                                                             -----------
                                                                                                             ($1,769,090)
                                                                                                             ===========

MEDIUM-DURATION BOND FUND
    December 2005 90-Day Euro                      596,462          638            152,745,175               ($  745,800)
    December 2005 90-Day LIBOR                      24,261           29              6,506,460                    (8,735)
    December 2006 90-Day Euro                       50,662           57             13,586,663                   (98,325)
    June 2005 2-Year U.S. Treasury Note              2,779           22              4,551,594                   (29,339)
    June 2005 5-Year U.S. Treasury Note            335,488         (570)            61,043,437                    48,513
    June 2005 10-Year Australian Bond                6,468           19             10,592,219                    (2,145)
    June 2005 10-Year U.S. Treasury Note            92,788         (171)            27,207,140                  (219,982)
    June 2005 10-Year UK GILT                       59,711           77             16,013,467                   188,424
    June 2005 20-Year U.S. Treasury Bond           115,363         (194)            21,606,750                   (85,294)
    June 2005 Euro-Bobl                             42,267           52              7,589,386                    41,635
    March 2006 90-Day Euro                          62,572           47             11,235,350                     9,753
    September 2005 90-Day Euro                      91,632           92             22,085,750                  (124,230)
    September 2005 90-Day LIBOR                    166,170         (133)            29,836,830                    28,734
                                                                                                             -----------
                                                                                                             ($  996,791)
                                                                                                             ===========

EQUITY INDEX FUND
    June 2005 S&P 500                            1,155,799           14              4,143,650               ($   57,984)
                                                                                                             ===========

VALUE EQUITY FUND
    June 2005 Russell 1000                         262,907           11              3,506,250               ($   74,891)
    June 2005 S&P 500                            4,548,788           81             23,973,975                  (222,236)
                                                                                                             -----------
                                                                                                             ($  297,127)
                                                                                                             ===========

GROWTH EQUITY FUND
    June 2005 S&P 500                            4,776,971          154             45,580,150               ($1,121,399)
                                                                                                             ===========

SMALL CAP EQUITY FUND
    June 2005 Russell 2000                       1,008,266           17              5,251,300               ($   58,252)
    June 2005 S&P 500                              966,017           17              5,031,575                   (36,722)
                                                                                                             -----------
                                                                                                             ($   94,974)
                                                                                                             ===========

NOTE 3: FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2005, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

                                                                                                            NET UNREALIZED
                             CURRENCY TO BE     AMOUNT OF CURRENCY   CURRENCY TO BE   AMOUNT OF CURRENCY     APPRECIATION/
   FUND/EXPIRATION DATE         DELIVERED        TO BE DELIVERED        RECEIVED        TO BE RECEIVED      (DEPRECIATION)
-------------------------  -------------------   -----------------   --------------   ------------------    --------------
LOW-DURATION BOND
       04/13/2005          US Dollars                      348,968   Japanese Yen             36,634,000         $  (6,952)
       04/18/2005          European Euros                1,191,000   US Dollars                1,594,547            50,260
       04/25/2005          US Dollars                      144,343   European Euros              112,000               900
       04/26/2005          European Euros                  508,305   US Dollars                  680,719            21,524
       04/26/2005          European Euros                  781,040   US Dollars                1,048,538            35,648
       04/27/2005          New Zealand Dollars             990,000   US Dollars                  696,291            (6,133)
       04/27/2005          New Zealand Dollars           3,352,516   US Dollars                2,362,283           (16,390)
       04/28/2005          US Dollars                      730,288   British Pounds              382,000            (9,501)
                                                                                                                 ---------
                                                                                                                 $  69,356
                                                                                                                 =========

MEDIUM-DURATION BOND
       04/13/2005          US Dollars                    2,023,453   Japanese Yen            212,418,000         $ (40,310)
       04/13/2005          Israeli Shekels               4,890,585   US Dollars                1,114,685            (5,838)
       04/18/2005          US Dollars                      844,674   European Euros              631,000           (26,500)
       04/18/2005          US Dollars                    2,364,304   European Euros            1,797,000           (34,259)
       04/19/2005          Mexican Pesos                28,439,874   US Dollars                2,516,135           (19,935)
       04/21/2005          South African Rands          10,568,229   US Dollars                1,735,455            48,327
       04/25/2005          European Euros                2,354,000   US Dollars                3,099,841            47,125
       04/28/2005          European Euros                  380,950   US Dollars                  503,588             9,533
       04/28/2005          British Pounds                  270,000   US Dollars                  516,253             6,797
       05/10/2005          Australian Dollars            2,406,065   US Dollars                1,900,791            42,582
       05/10/2005          Canadian Dollars              2,362,022   US Dollars                1,944,003            (9,664)
       05/10/2005          European Euros                7,241,349   US Dollars                9,509,810           115,235
       09/06/2005          US Dollars                    3,054,571   Brazilian Real            8,620,000           (25,451)
                                                                                                                 ---------
                                                                                                                 $ 107,642
                                                                                                                 =========

INTERNATIONAL EQUITY
       04/07/2005          Swiss Francs                    650,361   US Dollars                  573,763         $  29,949
       04/11/2005          European Euros                1,010,492   US Dollars                1,333,000            22,959
       04/11/2005          Japanese Yen                135,818,130   US Dollars                1,302,000            34,215
       04/20/2005          Japanese Yen                137,959,650   US Dollars                1,355,000            66,040
       04/29/2005          British Pounds               11,382,500   US Dollars               21,337,065          (139,167)
       05/17/2005          Swiss Francs                    660,675   US Dollars                  553,000              (862)
       05/24/2005          Swiss Francs                  2,568,110   US Dollars                2,227,000            73,003
       06/27/2005          European Euros                  273,787   US Dollars                  370,848            15,148
       06/30/2005          European Euros                  643,221   British Pounds              459,157            27,998
       06/30/2005          Swiss Francs                  1,663,564   British Pounds              771,598            52,743
                                                                                                                 ---------
                                                                                                                 $ 182,026
                                                                                                                 =========

NOTE 4: FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost for federal income tax purposes (excluding foreign currency and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                           NET UNREALIZED
                            APPRECIATION/        APPRECIATED         DEPRECIATED
          FUND             (DEPRECIATION)        SECURITIES          SECURITIES
-----------------------    --------------      ---------------     ---------------
Flexible Income              $ 40,979,077         $ 43,365,066        $ (2,385,989)
Growth & Income               183,376,031          198,017,254         (14,641,223)
Capital Opportunities         158,757,332          171,411,204         (12,653,872)
Global Equity                 160,033,524          174,051,594         (14,018,070)
Flexible Income I                (238,764)           1,262,272          (1,501,036)
Growth & Income I               3,805,625            9,286,612          (5,480,987)
Capital Opportunities I         7,543,784           10,063,295          (2,519,511)
Global Equity I                 4,285,447            5,743,277          (1,457,830)
Low-Duration Bond              (8,392,955)             796,772          (9,189,727)
Medium-Duration Bond            6,953,444           15,366,781          (8,413,337)
Extended-Duration Bond         16,014,057           19,199,979          (3,185,922)
Equity Index                   55,464,039          114,848,702         (59,384,663)
Value Equity                  209,200,297          253,332,920         (44,132,623)
Growth Equity                 189,394,844          224,077,768         (34,682,924)
Small Cap Equity               51,329,511           63,157,461         (11,827,950)
International Equity          245,801,128          277,345,509         (31,544,381)

          FUND               FEDERAL TAX COST
------------------------     ----------------
Flexible Income              $     220,569,331
Growth & Income                  1,014,033,446
Capital Opportunities              807,948,798
Global Equity                      707,608,843
Flexible Income I                   51,036,014
Growth & Income I                  211,327,587
Capital Opportunities I            133,088,161
Global Equity I                    104,930,876
Low-Duration Bond                  952,682,516
Medium-Duration Bond             1,429,038,260
Extended-Duration Bond             511,602,798
Equity Index                       434,864,150
Value Equity                     1,303,573,569
Growth Equity                    1,402,027,356
Small Cap Equity                   563,558,410
International Equity             1,165,738,892

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AB Funds Trust
            ------------------------------------------------------------------

By (Signature and Title)*     /s/ John R. Jones
                         -----------------------------------------------------
                              John R. Jones, President
                             (principal executive officer)

Date        May 7, 2005
    --------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John R. Jones
                         -----------------------------------------------------
                              John R. Jones, President
                              (principal executive officer)

Date        May 7, 2005
    --------------------------------------------------------------------


By (Signature and Title)*     /s/ Jeffrey P. Billinger
                         -------------------------------------------------------
                              Jeffrey P. Billinger, Vice President and Treasurer
                              (principal financial officer)

Date        May 7, 2005
    --------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.